UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2008

Item 1:  Reports to Shareholders.

2008

LORD ABBETT
SEMIANNUAL
REPORT

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the six-month period ended May 31, 2008

Lord Abbett Investment Trust
Core Fixed Income Fund and Total Return Fund

Semiannual Report

For the six-month period ended May 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Core Fixed Income Fund's and the Lord Abbett Total Return Fund's performance for the six-month period ended May 31, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended May 31, 2008?

A: During the six months ended May 31, 2008, the fixed-income markets continued to feel the impact of the crisis in the subprime mortgage market that began in 2007. The Federal Reserve Board (the Fed) acted to alleviate the squeeze on short-term funding needs. During the six-month period, the Fed cut its fed funds rate five times, from 4.5% to 2%. The Fed also instituted a temporary Term Auction Facility (TAF), which gave banks access to short-term credit. The Fed conducted 11 TAFs during the six-month period. Finally, the

1

Fed allowed investment firms to borrow from the central bank's discount window.

The cuts in the fed funds rate tended to bring down short-term rates. At the same time, long-term yields, in general, increased as investors grew more worried about inflation. One catalyst for inflation fears was the jump in energy costs. Oil rose from below $89 per barrel in early December 2007 to above $130 per barrel in May 2008. As a result of the movement in rates of differing maturities, the yield curve for Treasuries steepened.

Within the corporate market, securities experienced negative excess returns over Treasuries from January through March, but then returns came back to positive territory in April and May. Total return for the six-month period was slightly negative. The supply of new investment-grade corporate bonds slowed in February and March, but picked up later on. In May, $118 billion in new bonds, a record high, were brought to market. The record issuance in the credit market might reflect the fact that commercial banks severely tightened their lending standards for commercial and industrial loans.

Q: How did the Core Fixed Income Fund and the Total Return Fund perform over the six-month period ended May 31, 2008?

A: The Core Fixed Income Fund returned 1.66%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,1 which returned 1.49% for the same period.

The Total Return Fund returned 1.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index,2 which returned 1.42% for the same period.

Q: What were the most significant factors affecting performance?

A: Contributing to performance in both Funds was the increased exposure of their portfolios to corporate bonds. Throughout the period, the portfolios' position in investment-grade corporates grew as valuations became more attractive. Both security selection and a bias toward higher-quality securities made this sector a positive source of returns. Another positive contributor to performance for both Funds was the portfolios' overweight, over much of the period, in mortgage-backed securities (MBS). The portfolios' MBS overweight consisted mainly of agency adjustable-rate mortgages (ARMs), which outperformed fixed-rate mortgages over the period by 174 bps. Conversely, an overweight to commercial mortgage-backed securities (CMBS) detracted from performance relative to the benchmark. Nonetheless, on an absolute return basis, the portfolios' position in these highly liquid securities added coupon yield to both Funds.

2

Both Funds began the period underweight in asset-backed securities (ABS). The Total Return Fund also began the period underweight in high-yield bonds. As valuations began to improve, the portfolios of both Funds increased their exposure to these asset classes, which resulted in a positive contribution to performance. The Total Return Fund remained underweight emerging market bonds, which penalized performance, as the emerging markets continued to post strong returns.

Yield curve exposure helped the performance of both Funds as a steepening bias was maintained for much of the period.

The Funds' portfolios are actively managed and, therefore, their holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. Please see the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

2  The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

3

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

Note: During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

4

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 through May 31, 2008).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/07 – 5/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$1,016.60	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.55
Class B
Actual	$1,000.00	$1,014.30	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.82
Class C
Actual	$1,000.00	$1,013.30	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.82
Class F
Actual	$1,000.00	$1,017.60	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.29
Class I
Actual	$1,000.00	$1,018.40	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class P
Actual	$1,000.00	$1,016.00	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class R2
Actual	$1,000.00	$1,015.50	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.20
Class R3
Actual	$1,000.00	$1,015.70	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.81	$5.25

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 0.65% for Class F, 0.55% for Class I, 1.00% for Class P, 1.03% for Class R2 and 1.04% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

May 31, 2008

Credit Rating	%*
AAA	76.74%
AA	0.84%
AA-	2.80%
A+	0.53%
A	0.53%
A-	2.22%
BBB+	2.47%

Credit Rating	%*
BBB	2.21%
BBB-	2.02%
BB+	0.22%
BB	0.14%
U. S. Treasury	3.66%
Short-Term Investments	5.62%
Total	100.00%

*  Represents percent of total investments.

6

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/07	5/31/08	12/1/07 - 5/31/08
Class A
Actual	$1,000.00	$1,016.00	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.55
Class B
Actual	$1,000.00	$1,013.80	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.82
Class C
Actual	$1,000.00	$1,012.80	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.82
Class F
Actual	$1,000.00	$1,017.50	$3.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$3.03
Class I
Actual	$1,000.00	$1,018.80	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class P
Actual	$1,000.00	$1,016.60	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$5.05
Class R2
Actual	$1,000.00	$1,015.80	$5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.32	$5.76
Class R3
Actual	$1,000.00	$1,016.20	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.78	$5.25

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 0.60% for Class F, 0.55% for Class I, 1.00% for Class P, 1.14% for Class R2 and 1.04% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

May 31, 2008

Credit Rating	%*
AAA	72.67%
AA	0.98%
AA-	3.39%
A+	0.59%
A	0.58%
A-	1.89%
BBB+	2.92%
BBB	2.66%
BBB-	3.08%
BB+	0.77%

Credit Rating	%*
BB	0.99%
BB-	1.02%
B+	0.28%
B	1.30%
B-	0.88%
CCC+	0.19%
CCC	0.21%
U. S. Treasury	2.65%
Short-Term Investments	2.95%
Total	100.00%

*  Represents percent of total investments.

7

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 109.64%
Asset-Backed Securities 7.47%
American Express Credit Account Master Trust 2005-6 A	2.514%#	3/15/2011	$705	$704,767
Bank One Issuance Trust 2003-A7	3.35%	3/15/2011	1,500	1,500,260
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	500	500,783
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	449	449,806
Capital One Multi-Asset Execution Trust 2003-A4	3.65%	7/15/2011	2,065	2,066,579
Credit-Based Asset Servicing and Securitization 2006-CB4 AV1	2.433%#	5/25/2036	109	108,348
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	471	474,137
Ford Credit Auto Owner Trust 2005-A B	3.88%	1/15/2010	650	649,931
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	820	827,053
Harley-Davidson Motorcycle Trust 2007-1 A3	5.22%	3/15/2012	405	409,635
Harley-Davidson Motorcycle Trust 2007-3 A3	2.864%#	6/15/2012	600	596,133
MBNA Credit Card Master Note Trust 2006-A1	4.90%	7/15/2011	1,560	1,575,069
MBNA Credit Card Master Note Trust 2006-A4	2.504%#	9/15/2011	845	841,888
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%#	3/25/2037	1,139	1,120,920
Total				11,825,309
Corporate Bonds 16.51%
Agilent Technologies, Inc.	6.50%	11/1/2017	531	517,685
Allegheny Technologies Inc.	8.375%	12/15/2011	42	44,422
American International Group	4.95%	3/20/2012	485	469,194
American International Group	5.85%	1/16/2018	734	709,397
American Water Capital Corp.†	6.593%	10/15/2037	271	259,738
Amgen, Inc.	6.375%	6/1/2037	327	308,518
ArcelorMittal (Luxembourg)†(a)	5.375%	6/1/2013	286	281,790
AT&T Broadband Corp.	9.455%	11/15/2022	382	464,313
Avnet, Inc.	6.625%	9/15/2016	651	648,868
Avon Products, Inc.	5.75%	3/1/2018	113	112,366
Bank of America Corp.	5.625%	10/14/2016	1,100	1,081,412
Bear Stearns Co., Inc. (The)	7.25%	2/1/2018	188	200,347
Biogen Idec, Inc.	6.875%	3/1/2018	315	317,178
BJ Services Co.	6.00%	6/1/2018	192	192,059

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
BlackRock, Inc.	6.25%	9/15/2017	$554	$559,033
BMC Software, Inc.(b)	7.25%	6/1/2018	182	181,683
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	559	694,741
Citigroup, Inc.	5.50%	4/11/2013	1,354	1,349,838
Citigroup, Inc.	6.00%	8/15/2017	203	199,384
Citigroup, Inc.	6.875%	3/5/2038	403	395,931
Comcast Corp.	6.95%	8/15/2037	174	176,780
Commonwealth Edison Co.	6.15%	9/15/2017	84	83,861
Commonwealth Edison Co.	6.95%	7/15/2018	149	150,490
Corn Products International, Inc.	8.45%	8/15/2009	160	166,652
Countrywide Financial Corp.	5.80%	6/7/2012	149	137,964
CRH America, Inc.	5.625%	9/30/2011	335	326,827
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	475	505,158
E. On International Finance B.V. (Netherlands)†(a)	6.65%	4/30/2038	275	275,974
EDP Finance B.V. (Netherlands)†(a)	6.00%	2/2/2018	250	250,666
El Paso Electric Co.(b)	7.50%	3/15/2038	84	84,055
Enel Finance International (Luxembourg)†(a)	6.25%	9/15/2017	645	659,867
Enel Finance International (Luxembourg)†(a)	6.80%	9/15/2037	160	162,598
Energy Transfer Partners	7.50%	7/1/2038	81	84,025
Entergy Arkansas	5.66%	2/1/2025	170	149,090
Entergy Gulf States LA†	6.00%	5/1/2018	83	80,724
Equifax, Inc.	7.00%	7/1/2037	123	111,262
Equitable Resources, Inc.	6.50%	4/1/2018	303	301,403
France Telecom S.A. (France)(a)	7.75%	3/1/2011	502	537,859
General Electric Capital Corp.	5.875%	1/14/2038	486	443,010
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	175	171,573
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	159	145,253
Grupo Televisa S.A. (Mexico)†(a)	6.00%	5/15/2018	130	127,728
Home Depot, Inc. (The)	5.875%	12/16/2036	169	140,182
Hospira, Inc.	6.05%	3/30/2017	212	210,196
Idaho Power Corp.	6.25%	10/15/2037	80	77,132
International Paper Co.(b)	8.70%	6/15/2038	78	78,545
Intuit, Inc.	5.75%	3/15/2017	60	56,960
ITC Midwest LLC†	6.15%	1/31/2038	138	132,158
Janus Capital Group Inc.	6.70%	6/15/2017	140	133,929
JPMorgan Chase & Co.	4.75%	5/1/2013	311	305,593

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
JPMorgan Chase & Co.	6.00%	1/15/2018	$374	$370,699
Kraft Foods, Inc.	6.875%	1/26/2039	265	257,026
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	115	106,080
Magellan Midstream Partners, L.P.	6.40%	5/1/2037	137	126,456
Mattel, Inc.	5.625%	3/15/2013	523	511,490
Medco Health Solutions, Inc.	7.125%	3/15/2018	97	100,509
Mohawk Industries, Inc.	6.125%	1/15/2016	240	233,718
Morgan Stanley	6.00%	4/28/2015	380	367,419
Morgan Stanley	6.625%	4/1/2018	357	352,021
Nabors Industries, Inc.†	6.15%	2/15/2018	371	373,520
National Fuel Gas Co.†	6.50%	4/15/2018	257	252,848
National Semiconductor Corp.	6.60%	6/15/2017	135	132,174
Nevada Power Co.	5.875%	1/15/2015	209	208,654
Oncor Electric Delivery Co.	7.00%	9/1/2022	84	80,902
Oncor Electric Delivery Co.	7.25%	1/15/2033	84	81,905
Pacific Energy Partners, L.P.	6.25%	9/15/2015	335	329,421
Pactiv Corp.	5.875%	7/15/2012	125	124,092
Petrobras International Finance Co. (Brazil)(a)	5.875%	3/1/2018	397	391,114
Questar Market Resources	6.80%	4/1/2018	215	217,686
Rexam Plc (United Kingdom)†(a)(b)	6.75%	6/1/2013	626	622,407
Reynolds American Inc.	7.25%	6/15/2037	209	205,170
Schering-Plough Corp.	6.55%	9/15/2037	165	161,365
Scottish Power Plc (United Kingdom)(a)	5.375%	3/15/2015	349	330,046
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	286	272,773
SK Telecom Co Ltd. (South Korea)†(a)	4.25%	4/1/2011	230	224,991
Source Gas LLC†	5.90%	4/1/2017	95	89,528
Steelcase Inc. Class A	6.50%	8/15/2011	281	281,397
Suncor Energy Inc. (Canada)(a)	6.50%	6/15/2038	443	430,365
TAQU Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	300	274,651
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	318	316,923
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	555	534,152
Telecom Italia Capital SpA (Italy)(a)(b)	7.721%	6/4/2038	138	139,276
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	251	250,373
Teppco Partners L.P.	7.55%	4/15/2038	126	130,958

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Tesco Plc (United Kingdom)(a)†	6.15%	11/15/2037	$375	$356,825
Transocean Inc. (Cayman Islands)(a)	6.80%	3/15/2038	188	194,803
Tyco Electronics Group (Bermuda)(a)	7.125%	10/1/2037	377	380,807
UnitedHealth Group Inc.	5.00%	8/15/2014	196	184,618
UnitedHealth Group Inc.	6.625%	11/15/2037	365	337,171
UnitedHealth Group Inc.	6.875%	2/15/2038	181	173,693
VF Corp.	6.45%	11/1/2037	255	238,341
Xstrata Finance Canada Ltd. (Canada)†(a)	6.90%	11/15/2037	157	150,489
Total				26,154,267
Government Sponsored Enterprises Pass-Throughs 43.21%
Federal Home Loan Mortgage Corp. 1G1314	5.862%#	11/1/2036	658	673,082
Federal Home Loan Mortgage Corp. 1G2408	6.147%#	6/1/2036	1,378	1,412,726
Federal Home Loan Mortgage Corp. 1J0790	5.217%#	12/1/2037	2,465	2,509,882
Federal Home Loan Mortgage Corp. 1J3685	5.729%#	11/1/2037	2,208	2,245,941
Federal Home Loan Mortgage Corp. 1NO288	5.671%#	11/1/2035	546	558,304
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	14	14,629
Federal Home Loan Mortgage Corp. A43941	5.50%	3/1/2036	936	930,449
Federal Home Loan Mortgage Corp. A44001	5.50%	3/1/2036	2,397	2,384,463
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	423	421,886
Federal Home Loan Mortgage Corp. B19138	5.00%	4/1/2020	912	908,877
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	83	88,192
Federal Home Loan Mortgage Corp. E01590	5.00%	2/1/2019	259	259,334
Federal Home Loan Mortgage Corp. G02348	5.50%	10/1/2036	2,213	2,200,766
Federal Home Loan Mortgage Corp. G11662	5.00%	2/1/2020	280	279,434
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	590	588,108
Federal Home Loan Mortgage Corp. G11870	6.00%	10/1/2017	118	121,264
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	2,696	2,687,601
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	878	875,174
Federal Home Loan Mortgage Corp. G12334	5.00%	9/1/2021	970	966,844
Federal Home Loan Mortgage Corp. G12402	5.00%	11/1/2021	1,786	1,777,600
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	168	167,425
Federal Home Loan Mortgage Corp. G12419	5.00%	10/1/2021	336	334,310
Federal Home Loan Mortgage Corp. G18016	5.00%	10/1/2019	177	176,280
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	410	409,137
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	576	574,391

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. J00555	5.00%		12/1/2020	$312	$311,007
Federal Home Loan Mortgage Corp. J01305	5.50%		3/1/2021	380	384,212
Federal Home Loan Mortgage Gold(c)	5.00%		TBA	8,700	8,644,268
Federal Home Loan Mortgage Gold(c)	5.50%		TBA	5,680	5,735,914
Federal National Mortgage Assoc.	5.252	%#	10/1/2035	935	951,020
Federal National Mortgage Assoc.	5.479	%#	4/1/2036	838	854,298
Federal National Mortgage Assoc.(c)	5.50%		TBA	4,000	3,971,876
Federal National Mortgage Assoc. 5.50%	7/1/2033 -		9/1/2037	16,001	15,922,181
Federal National Mortgage Assoc.	5.52	%#	4/1/2036	456	465,175
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	506	516,218
Federal National Mortgage Assoc.	5.659	%#	8/1/2036	784	800,690
Federal National Mortgage Assoc.	5.728	%#	9/1/2036	843	861,436
Federal National Mortgage Assoc.	5.743	%#	10/1/2036	538	550,840
Federal National Mortgage Assoc.	5.761	%#	10/1/2036	1,655	1,692,658
Federal National Mortgage Assoc.	5.827	%#	10/1/2036	392	401,188
Federal National Mortgage Assoc.	5.921	%#	5/1/2036	386	395,474
Federal National Mortgage Assoc.	5.931	%#	8/1/2036	708	724,928
Federal National Mortgage Assoc.	5.942	%#	12/1/2036	1,111	1,136,716
Federal National Mortgage Assoc.	6.50%		7/1/2032 - 1/1/2036	544	565,134
Total					68,451,332
Municipal Bonds 0.54%
Massachusetts St Wtr Res Auth Ref Gen Ser B(d)	5.25%		8/1/2029	500	555,165
Massachusetts St Wtr Res Auth Ref Gen Ser B(d)	5.25%		8/1/2036	270	297,988
Total					853,153
Non-Agency Commercial Mortgage-Backed Securities 37.67%
Banc of America Commercial Mortgage Inc. 2003-1 A1	3.878%		9/11/2036	452	444,750
Banc of America Commercial Mortgage Inc. 2003-2 A4	5.061	%#	3/11/2041	610	597,721
Banc of America Commercial Mortgage Inc. 2004-1 A2	4.037%		11/10/2039	89	89,092
Banc of America Commercial Mortgage Inc. 2004-1 A4	4.76%		11/10/2039	250	244,052

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Inc. 2004-3 A5	5.493%#	6/10/2039	$420	$427,342
Banc of America Commercial Mortgage Inc. 2004-4 A3	4.128%	7/10/2042	400	398,120
Banc of America Commercial Mortgage Inc. 2005-5 A1	4.716%	10/10/2045	1,014	1,013,665
Banc of America Commercial Mortgage Inc. 2005-6 A1	5.001%	9/10/2047	982	984,724
Banc of America Commercial Mortgage Inc. 2005-6 A2	5.165%#	9/10/2047	675	679,302
Banc of America Commercial Mortgage Inc. 2005-6 A4	5.18%#	9/10/2047	180	176,730
Banc of America Commercial Mortgage Inc. 2005-6 ASB	5.18%#	9/10/2047	1,060	1,034,459
Banc of America Commercial Mortgage Inc. 2006-1 A4	5.372%#	9/10/2045	500	491,358
Banc of America Commercial Mortgage Inc. 2006-3 A2	5.806%	7/10/2044	400	403,809
Banc of America Commercial Mortgage Inc. 2006-5 A4	5.414%	9/10/2047	230	225,490
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	512	510,194
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	149	148,213
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A5	4.978%#	7/11/2042	250	244,900
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A6	4.825%	11/11/2041	1,195	1,147,369
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	42	41,802
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	460	456,683
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A4	4.674%	6/11/2041	1,600	1,522,920
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	665	670,580
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A4	5.405%#	12/11/2040	460	455,680
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,564,255

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%		9/11/2042	$297	$295,988
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556	%#	2/13/2042	1,230	1,225,779
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127	%#	10/12/2042	1,490	1,498,979
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 AAB	5.286	%#	10/12/2042	330	323,547
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.457	%#	3/11/2039	765	753,573
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%		12/11/2038	236	236,419
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	210	203,831
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A4	5.465	%#	4/12/2038	175	174,373
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.465	%#	4/12/2038	625	617,160
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AAB	5.533%		10/12/2041	180	178,141
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%		9/11/2042	428	428,442
Citigroup Commercial Mortgage Trust 2004-C1 A4	5.356	%#	4/15/2040	260	260,776
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%		7/15/2044	655	657,543
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225	%#	7/15/2044	620	610,553
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%		1/15/2046	165	166,322
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392	%#	1/15/2046	1,345	1,317,822
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A5	5.617%		10/15/2048	830	823,797
Commercial Mortgage Pass-Through Certificates 2005-C6 AAB	5.077	%#	6/10/2044	1,530	1,496,543
Commercial Mortgage Pass-Through Certificates 2006-C7 A4	5.768	%#	6/10/2046	811	818,312
Credit Suisse First Boston Mortgage Securities Corp. 2003-C5 A4	4.90	%#	12/15/2036	775	757,078

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	$63	$63,017
Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 A2	5.416%#	5/15/2036	350	346,594
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	580	576,182
Credit Suisse Mortgage Capital Certificates 2005-C6 A4	5.23%#	12/15/2040	300	293,760
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	5.827%#	6/15/2038	500	500,221
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	310	309,727
GE Capital Commercial Mortgage Corp. 2004-C3 A4	5.189%	7/10/2039	818	811,467
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%#	6/10/2048	100	96,103
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.333%#	11/10/2045	500	495,540
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	162	160,041
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	685	680,183
GMAC Commercial Mortgage Securities Inc. 2003-C1 A1	3.337%	5/10/2036	1,070	1,040,776
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,419,785
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	501	493,670
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.409%#	5/10/2040	605	606,445
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	350	341,169
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799%#	8/10/2042	300	289,197
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	465	451,062
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	1,080	1,086,825
Greenwich Capital Commercial Funding Corp. 2005-GG5 AM	5.277%#	4/10/2037	360	342,444

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	$175	$169,830
GS Mortgage Securities Corp. II 2004-GG2 A6	5.396%#	8/10/2038	335	335,083
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	1,228	1,175,519
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	524	527,673
GS Mortgage Securities Corp. II 2006-GG6 A1	5.553%#	4/10/2038	450	446,996
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	374	378,351
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,215	1,196,957
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5	4.878%	1/15/2042	70	68,015
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,409	1,394,364
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.294%#	1/12/2043	230	227,073
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	300	298,953
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%#	8/15/2042	160	154,209
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A1	4.613%	10/15/2042	182	182,309
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	80	77,056
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.179%#	12/15/2044	300	295,149
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%#	6/12/2043	235	234,110
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A4	5.475%#	4/15/2043	335	330,334
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 AM	5.44%	5/15/2045	370	341,311
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	450	439,764
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	240	232,612
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	149	147,788
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	274	265,415
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	335	333,041
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	200	198,320
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	140	136,179
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	454	455,207

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	$200	$200,606
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	175	171,399
LB-UBS Commercial Mortgage Trust 2007-C1 AAB	5.403%	2/15/2040	1,000	971,736
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A4	5.425%#	2/12/2039	135	133,580
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-2 A1	5.773%#	6/12/2046	657	664,516
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%#	12/12/2049	225	216,401
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 AM	5.902%#	6/12/2050	55	50,981
Merrill Lynch Mortgage Trust 2003-KEY1 A4	5.236%#	11/12/2035	475	471,675
Merrill Lynch Mortgage Trust 2004-BPC1 A2	4.071%	10/12/2041	135	134,092
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%#	7/12/2038	400	388,998
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.222%#	11/12/2037	175	176,568
Merrill Lynch Mortgage Trust 2005-LC1 A1	5.017%	1/12/2044	14	13,858
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%#	1/12/2044	250	245,768
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	110	108,419
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	490	473,306
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	308	310,793
Merrill Lynch Mortgage Trust 2006-C1 A4	5.658%#	5/12/2039	250	250,890
Morgan Stanley Capital I 2003-HQ2	4.92%	3/12/2035	155	155,034
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	442	439,380
Morgan Stanley Capital I 2003-T11 A2	4.34%	6/13/2041	121	120,650
Morgan Stanley Capital I 2003-T11 A4	5.15%	6/13/2041	390	394,648
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	190	184,153
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%	8/13/2042	415	402,785
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	109	107,096
Morgan Stanley Capital I 2005-T17 A5	4.78%	12/13/2041	191	184,004
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	154,061
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	200	200,619
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	510	511,277
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	740	751,992
Morgan Stanley Capital I 2006-T23 A4	5.811%#	8/12/2041	300	304,003
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	368,383

See Notes to Financial Statements.
17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%#	8/15/2035	$935	$919,158
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	140	134,507
Wachovia Bank Commercial Mortgage Trust 2004-C14 A1	3.477%	8/15/2041	127	126,129
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1,000	967,658
Total				59,673,137
U.S. Treasury Obligations 4.24%
U.S. Treasury Bonds	5.00%	5/15/2037	1,548	1,622,376
U.S. Treasury Notes	3.125%	4/30/2013	1,974	1,949,943
U.S. Treasury Notes	3.50%	2/15/2018	416	397,638
U.S. Treasury Notes	3.875%	5/15/2018	2,194	2,164,006
U.S. Treasury Strips(e)	Zero Coupon	2/15/2036	2,181	587,701
Total				6,721,664
Total Long-Term Investments (cost $173,159,940)				173,678,862
SHORT-TERM INVESTMENTS 6.53%
Repurchase Agreements
Repurchase Agreement dated 5/30/2008, 2.10% due 6/2/2008 with J.P. Morgan Chase & Co. collateralized by $10,061,000 of Federal Farm Credit Bank at 5.00% - 5.27% due 9/1/2016 - 5/2/2023; value: $10,421,835; proceeds: $10,155,777			10,154	10,154,000
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $180,000 of Federal Home Loan Mortgage Corp. at 7.00% due 3/15/2010; value: $194,400; proceeds: $188,217			188	188,191
Total Short-Term Investments (cost $10,342,191)				10,342,191
Total Investments in Securities 116.17% (cost $183,502,131)				184,021,053
Liabilities in Excess of Cash and Other Assets(f) (16.17%)				(25,614,705)
Net Assets 100.00%				$158,406,348

See Notes to Financial Statements.
18

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2008

  #  Variable rate security. The interest rate represents the rate at May 31, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Security purchased on a when-issued basis (See Note 2 (g)).

  (c)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (d)  Insured by Financial Security Assurance, Inc., a municipal bond insurance company.

  (e)  Security has been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2008. (See Note 2 (f))

  (f)  Liabilities in excess of other assets include net unrealized depreciation on futures contracts, as follows:

Open Futures Contracts at May 31, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2008	(35)	Short	$(3,847,813)	$(2,294)
U.S. 10-Year Treasury Note	September 2008	19	Long	2,135,719	(31,823)
U.S. 20-Year Treasury Bond	September 2008	12	Long	1,362,000	(30,505)
Totals				$(350,094)	$(64,622)

See Notes to Financial Statements.
19

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 105.05%
Asset-Backed Securities 3.58%
Bank One Issuance Trust 2003-A6	2.624%#	2/15/2011	$725	$725,011
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	565	565,885
Daimler Chrysler Auto Trust 2005-A A4	3.74%	2/8/2010	498	498,076
Discover Card Master Trust I 2003-4 A1	2.624%#	5/15/2011	1,000	996,157
Discover Card Master Trust I 2005-3 A	2.534%#	5/15/2011	4,300	4,284,654
First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF9 A2	2.513%#	10/25/2035	7	7,754
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1,950	1,969,771
Harley-Davidson Motorcycle Trust 2007-A3	5.10%	5/15/2012	6,100	6,154,841
MBNA Credit Card Master Note Trust 2006-A1	4.90%	7/15/2011	8,335	8,415,511
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	6,278	6,177,755
Residential Funding Mortgage Securities 2005-HS1 AI1	2.513%#	9/25/2035	86	82,722
Total				29,878,137
Corporate Bonds 23.43%
Agilent Technologies, Inc.	6.50%	11/1/2017	2,900	2,827,280
Aleris International, Inc.	10.00%	12/15/2016	930	671,925
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,045	992,750
Allegheny Technologies Inc.	8.375%	12/15/2011	297	314,126
American International Group	4.95%	3/20/2012	2,400	2,321,784
American International Group	5.85%	1/16/2018	4,070	3,933,578
American Water Capital Corp.†	6.593%	10/15/2037	1,692	1,621,682
Amgen, Inc.	6.375%	6/1/2037	1,728	1,630,332
ArcelorMittal (Luxembourg)†(a)	5.375%	6/1/2013	1,527	1,504,523
AT&T Broadband Corp.	9.455%	11/15/2022	2,313	2,811,405
Atlantic Broadband Finance LLC	9.375%	1/15/2014	540	505,575
Avnet, Inc.	6.625%	9/15/2016	3,028	3,018,083
Avon Products, Inc.	5.75%	3/1/2018	633	629,446
Baldor Electric Co.	8.625%	2/15/2017	794	813,850
Bank of America Corp.	5.625%	10/14/2016	6,670	6,557,290
Bear Stearns Co., Inc. (The)	7.25%	2/1/2018	1,051	1,120,024
Biogen Idec, Inc.	6.875%	3/1/2018	1,727	1,738,940
BJ Services Co.	6.00%	6/1/2018	1,028	1,028,316
BlackRock, Inc.	6.25%	9/15/2017	3,012	3,039,361
BMC Software, Inc.(b)	7.25%	6/1/2018	935	933,370

See Notes to Financial Statements.
20

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Braskem Finance Ltd. (Cayman Islands)~†(a)(b)	7.25%	6/5/2018	$1,350	$1,356,750
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	2,856	3,549,517
Brookstone Company, Inc.	12.00%	10/15/2012	1,115	1,092,700
Century Aluminum Co.	7.50%	8/15/2014	500	500,000
CII Carbon LLC†	11.125%	11/15/2015	1,225	1,218,875
Cimarex Energy Co.	7.125%	5/1/2017	1,206	1,206,000
Citigroup, Inc.	5.50%	4/11/2013	7,791	7,767,050
Citigroup, Inc.	6.00%	8/15/2017	2,348	2,306,180
Citigroup, Inc.	6.875%	3/5/2038	1,986	1,951,166
CMS Energy Corp.	6.55%	7/17/2017	885	857,233
Comcast Corp.	6.95%	8/15/2037	904	918,443
Commonwealth Edison Co.	6.15%	9/15/2017	650	648,926
Commonwealth Edison Co.	6.95%	7/15/2018	943	952,430
Community Health Systems	8.875%	7/15/2015	715	740,919
Connacher Oil (Canada)†(a)	10.25%	12/15/2015	725	768,500
Consol Energy Inc.	7.875%	3/1/2012	990	1,049,400
Corn Products International, Inc.	8.45%	8/15/2009	1,308	1,362,380
Corrections Corp. of America	7.50%	5/1/2011	740	749,250
Countrywide Financial Corp.	5.80%	6/7/2012	769	712,042
CRH America, Inc.	5.625%	9/30/2011	1,717	1,675,109
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	4,005	4,259,281
Domtar Corp.	7.875%	10/15/2011	770	794,062
E. On International Finance B.V. (Netherlands)†(a)	6.65%	4/30/2038	1,515	1,520,368
EDP Finance B.V. (Netherlands)†(a)	6.00%	2/2/2018	1,635	1,639,356
El Paso Electric Co.(b)	7.50%	3/15/2038	441	441,291
Enel Finance International (Luxembourg)†(a)	6.25%	9/15/2017	1,250	1,278,812
Enel Finance International (Luxembourg)†(a)	6.80%	9/15/2037	945	960,347
Energy Transfer Partners	7.50%	7/1/2038	479	496,887
Entergy Arkansas	5.66%	2/1/2025	1,235	1,083,091
Entergy Gulf States LA†	6.00%	5/1/2018	435	423,074
Equifax Inc.	7.00%	7/1/2037	887	802,350
Equitable Resources, Inc.	6.50%	4/1/2018	1,662	1,653,240
First Data Corp.†	9.875%	9/24/2015	575	521,094
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,189	1,205,833
Ford Motor Credit Corp.	7.875%	6/15/2010	1,914	1,814,485
Forest Oil Corp.†	7.25%	6/15/2019	250	246,875

See Notes to Financial Statements.
21

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
France Telecom S.A. (France)(a)	7.75%	3/1/2011	$744	$797,146
General Electric Capital Corp.	5.875%	1/14/2038	3,738	3,407,351
General Motors Corp.	7.20%	1/15/2011	1,324	1,115,470
GMAC LLC	6.00%	12/15/2011	2,219	1,787,069
GMAC LLC	6.75%	12/1/2014	353	273,634
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	1,059	1,038,263
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,006	919,021
Grupo Televisa S.A. (Mexico)†(a)	6.00%	5/15/2018	670	658,292
Hanarotelecom Inc. (South Korea)†(a)	7.00%	2/1/2012	685	693,562
Hawker Beechcraft Corp.	9.75%	4/1/2017	1,386	1,427,580
HCA, Inc.	9.125%	11/15/2014	2,747	2,877,482
Home Depot, Inc. (The)	5.875%	12/16/2036	806	668,562
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	775	749,812
Hospira, Inc.	6.05%	3/30/2017	1,143	1,133,272
Idaho Power Corp.	6.25%	10/15/2037	606	584,276
Idearc Inc.	8.00%	11/15/2016	2,555	1,839,600
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	835	653,387
Inergy Finance L.P.†	8.25%	3/1/2016	650	664,625
Inn of the Mountain Gods	12.00%	11/15/2010	750	656,250
International Paper Co.(b)	8.70%	6/15/2038	406	408,836
Intuit, Inc.	5.75%	3/15/2017	331	314,232
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	400	403,724
ITC Midwest LLC†	6.15%	1/31/2038	747	715,377
Janus Capital Group Inc.	6.70%	6/15/2017	716	684,950
JPMorgan Chase & Co.	4.75%	5/1/2013	1,705	1,675,355
JPMorgan Chase & Co.	6.00%	1/15/2018	2,051	2,032,900
Key Energy Services, Inc.†	8.375%	12/1/2014	385	399,437
Kraft Foods, Inc.	6.875%	1/26/2039	1,350	1,309,380
Lamar Media Corp.	6.625%	8/15/2015	330	312,675
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	720	664,156
LVB Acquisition Merger Sub, Inc.†	11.625%	10/15/2017	770	820,050
Magellan Midstream Partners, L.P.	6.40%	5/1/2037	862	795,660
Mattel, Inc.	5.625%	3/15/2013	2,834	2,771,629
Medco Health Solutions, Inc.	7.125%	3/15/2018	527	546,062
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	1,145	1,044,813
Mohawk Industries, Inc.	6.125%	1/15/2016	1,207	1,175,408

See Notes to Financial Statements.
22

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Morgan Stanley	6.00%	4/28/2015	$1,975	$1,909,610
Morgan Stanley	6.625%	4/1/2018	1,943	1,915,899
Mueller Water Products, Inc.	7.375%	6/1/2017	1,266	1,133,070
Nabors Industries, Inc.†	6.15%	2/15/2018	2,072	2,086,073
National Fuel Gas Co.†	6.50%	4/15/2018	1,394	1,371,477
National Semiconductor Corp.	6.60%	6/15/2017	716	701,013
Nevada Power Co.	5.875%	1/15/2015	1,533	1,530,460
Newfield Exploration Co.	7.125%	5/15/2018	470	465,888
NRG Energy, Inc.	7.25%	2/1/2014	800	786,000
Oncor Electric Delivery Co.	7.00%	9/1/2022	613	590,394
Oncor Electric Delivery Co.	7.25%	1/15/2033	613	597,709
Pacific Energy Partners, L.P.	6.25%	9/15/2015	2,492	2,450,501
Pactiv Corp.	5.875%	7/15/2012	648	643,294
Petrobras International Finance Co. (Brazil)(a)	5.875%	3/1/2018	2,361	2,325,993
Petroplus Finance Ltd. (Bermuda)†(a)	7.00%	5/1/2017	1,210	1,098,075
Pilgrim's Pride Corp.	8.375%	5/1/2017	376	329,940
Questar Market Resources	6.80%	4/1/2018	1,105	1,118,803
R.H. Donnelley Corp.†	8.875%	10/15/2017	2,245	1,515,375
Range Resources Corp.	7.25%	5/1/2018	200	204,000
Rexam Plc (United Kingdom)†(a)(b)	6.75%	6/1/2013	3,298	3,279,069
Reynolds American Inc.	7.25%	6/15/2037	1,273	1,249,672
Rock-Tenn Co. Class A†	9.25%	3/15/2016	295	312,700
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	1,363	1,464,353
Schering-Plough Corp.	6.55%	9/15/2037	959	937,874
Scottish Power Plc (United Kingdom)(a)	5.375%	3/15/2015	1,720	1,626,589
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	1,897	1,809,264
SK Telecom Co. Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,225	1,198,322
Smithfield Foods, Inc.	7.75%	7/1/2017	995	985,050
Solo Cup Co.	8.50%	2/15/2014	835	747,325
Source Gas LLC†	5.90%	4/1/2017	735	692,663
Southwestern Energy Co.†	7.50%	2/1/2018	535	543,188
Sprint Capital Corp.	7.625%	1/30/2011	1,757	1,700,895
Steel Dynamics, Inc.†	7.375%	11/1/2012	685	693,563
Steelcase Inc. Class A	6.50%	8/15/2011	1,614	1,616,279
Suncor Energy Inc. (Canada)(a)	6.50%	6/15/2038	2,505	2,433,552

See Notes to Financial Statements.
23

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
TAQA Abu Dhabi National Energy (United Arab Emirates)†(a)	6.165%	10/25/2017	$1,944	$1,937,418
TAQU Abu Dhubi National Energy (United Arab Emirates)†(a)	6.50%	10/27/2036	2,285	2,091,927
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	2,681	2,580,291
Telecom Italia Capital SpA (Italy)(a)(b)	7.721%	6/4/2038	751	757,945
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,481,288
Teppco Partners L.P.	7.55%	4/15/2038	660	685,973
Tesco Plc (United Kingdom)†(a)	6.15%	11/15/2037	1,990	1,893,553
Texas Competetive Electric Holdings LLC†	10.25%	11/1/2015	730	749,163
Transocean (Cayman Islands)(a)	6.80%	3/15/2038	1,190	1,233,063
Tyco Electronics Group (Bermuda)(a)	7.125%	10/1/2037	2,022	2,042,418
UnitedHealth Group Inc.	6.625%	11/15/2037	1,379	1,273,861
UnitedHealth Group Inc.	6.875%	2/15/2038	985	945,235
VF Corp.	6.45%	11/1/2037	1,227	1,146,841
Visteon Corp.	7.00%	3/10/2014	1,285	860,950
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	410	398,725
W&T Offshore Inc.†	8.25%	6/15/2014	705	683,850
Wabtec Corp.	6.875%	7/31/2013	960	955,200
Williams Partners L.P.	7.25%	2/1/2017	1,545	1,587,487
Wynn Las Vegas LLC/Corp.	6.625%	12/1/2014	1,110	1,076,700
Xstrata Finance Canada Ltd. (Canada)†(a)	6.90%	11/15/2037	603	577,994
Total				195,580,068
Foreign Bonds 0.48%
Republic of Brazil (Brazil)(a)	6.00%	1/17/2017	800	846,800
Republic of Colombia (Colombia)(a)	7.375%	1/27/2017	839	951,006
Republic of Ghana (Ghana)†(a)	8.50%	10/4/2017	400	421,360
Republic of Peru (Peru)(a)	8.75%	11/21/2033	544	718,080
Republic of Philippines (Philippines)(a)	10.625%	3/16/2025	751	1,041,074
Total				3,978,320
Government Sponsored Enterprises Pass-Throughs 39.68%
Federal Home Loan Mortgage Corp. 1G1314	5.864%#	11/1/2036	5,952	6,090,556
Federal Home Loan Mortgage Corp. 1G2408	6.147%#	6/1/2036	7,447	7,637,508
Federal Home Loan Mortgage Corp. 1J0790	5.217%#	12/1/2037	6,742	6,864,505
Federal Home Loan Mortgage Corp. 1NO288	5.671%#	11/1/2035	4,065	4,155,083

See Notes to Financial Statements.
24

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	$30	$31,697
Federal Home Loan Mortgage Corp. B11354	5.00%	12/1/2018	1,400	1,399,760
Federal Home Loan Mortgage Corp. B17509	5.00%	12/1/2019	1,634	1,632,431
Federal Home Loan Mortgage Corp. B17621	5.00%	1/1/2020	816	815,302
Federal Home Loan Mortgage Corp. B17854	5.00%	2/1/2020	802	799,718
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	818	867,415
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	36	38,218
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	200	212,569
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	90	95,836
Federal Home Loan Mortgage Corp. E00956	6.00%	3/1/2016	549	565,306
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	185	184,820
Federal Home Loan Mortgage Corp. E01603	5.00%	3/1/2019	508	508,276
Federal Home Loan Mortgage Corp. E78369	6.00%	9/1/2013	57	57,807
Federal Home Loan Mortgage Corp. E83349	6.00%	4/1/2016	449	461,853
Federal Home Loan Mortgage Corp. G11662	5.00%	2/1/2020	4,286	4,280,889
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	2,254	2,251,308
Federal Home Loan Mortgage Corp. G11740	5.00%	5/1/2020	1,668	1,662,617
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	5,728	5,710,592
Federal Home Loan Mortgage Corp. G11838	6.00%	8/1/2020	184	189,570
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	14,896	14,850,716
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,159	7,137,460
Federal Home Loan Mortgage Corp. G11911	5.00%	2/1/2021	601	599,074
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	372	371,178
Federal Home Loan Mortgage Corp. G12210	5.00%	5/1/2021	1,779	1,774,071
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	2,979	2,970,045
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,454	1,450,078
Federal Home Loan Mortgage Corp. G12286	5.00%	7/1/2021	748	744,006
Federal Home Loan Mortgage Corp. G12321	5.50%	9/1/2021	862	871,356
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	1,086	1,082,574
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	971	968,206
Federal Home Loan Mortgage Corp. G12486	5.00%	7/1/2021	800	797,175
Federal Home Loan Mortgage Corp. G12506	5.00%	5/1/2021	2,456	2,449,012
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	2,514	2,506,342
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	838	835,654
Federal Home Loan Mortgage Corp. G18065	5.00%	7/1/2020	475	473,254
Federal Home Loan Mortgage Corp. G18069	5.00%	8/1/2020	357	355,426

See Notes to Financial Statements.
25

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. G18073	5.00%		9/1/2020	$2,431	$2,423,598
Federal Home Loan Mortgage Corp. J00446	5.00%		11/1/2020	4,281	4,268,356
Federal Home Loan Mortgage Corp. J01164	5.50%		2/1/2021	1,456	1,472,629
Federal Home Loan Mortgage Corp. J01270	5.50%		2/1/2021	435	440,013
Federal Home Loan Mortgage Corp. J01505	5.00%		3/1/2021	1,702	1,693,861
Federal Home Loan Mortgage Corp. Gold(c)	5.00%		TBA	31,400	31,198,852
Federal Home Loan Mortgage Corp. Gold(c)	5.50%		TBA	28,000	28,275,632
Federal National Mortgage Assoc.	5.252	%#	10/1/2035	6,812	6,931,581
Federal National Mortgage Assoc.	5.479	%#	4/1/2036	1,426	1,453,252
Federal National Mortgage Assoc.	5.484	%#	11/1/2036	151	153,725
Federal National Mortgage Assoc.	5.50%		11/1/2033 - 1/1/2037	112,740	112,239,353
Federal National Mortgage Assoc.	5.52	%#	4/1/2036	3,357	3,421,619
Federal National Mortgage Assoc.	5.531	%#	4/1/2036	2,056	2,095,352
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	4,153	4,233,660
Federal National Mortgage Assoc.	5.659	%#	8/1/2036	5,154	5,264,439
Federal National Mortgage Assoc.	5.728	%#	9/1/2036	4,347	4,440,109
Federal National Mortgage Assoc.	5.743	%#	10/1/2036	5,365	5,492,245
Federal National Mortgage Assoc.	5.827	%#	10/1/2036	3,421	3,505,580
Federal National Mortgage Assoc.	5.921	%#	5/1/2036	3,826	3,919,966
Federal National Mortgage Assoc.	5.931	%#	8/1/2036	10,041	10,282,571
Federal National Mortgage Assoc.	5.942	%#	12/1/2036	10,988	11,239,911
Total					331,195,567
Municipal Bonds 0.60%
Massachusetts St Wtr Res Auth Ref Gen Ser B(d)	5.25%		8/1/2029	3,020	3,353,196
Massachusetts St Wtr Res Auth Ref Gen Ser B(d)	5.25%		8/1/2036	1,545	1,705,155
Total					5,058,351
Non-Agency Commercial Mortgage-Backed Securities 34.41%
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%		3/11/2041	2,095	2,084,139
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061	%#	3/11/2041	1,100	1,077,858
Banc of America Commercial Mortgage, Inc. 2004-2 A5	4.58%		11/10/2038	400	382,464

See Notes to Financial Statements.
26

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2004-3 A5	5.316	%#	6/10/2039	$1,750	$1,780,593
Banc of America Commercial Mortgage, Inc. 2004-4 A6	4.877	%#	7/10/2042	320	311,679
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%		12/10/2042	2,040	2,028,256
Banc of America Commercial Mortgage, Inc. 2005-1 A5	5.085	%#	11/10/2042	1,706	1,687,565
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	4.968	%#	11/10/2042	2,759	2,733,640
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857	%#	7/10/2043	1,780	1,714,481
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%		7/10/2043	2,760	2,629,927
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%		7/10/2045	1,205	1,204,582
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	3,890	3,902,893
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165	%#	9/10/2047	2,805	2,822,878
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.18	%#	9/10/2047	1,400	1,374,567
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.18	%#	9/10/2047	1,450	1,415,062
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372	%#	9/10/2045	1,390	1,365,974
Banc of America Commercial Mortgage, Inc. 2006-2 A4	5.74	%#	5/10/2045	680	684,888
Banc of America Commercial Mortgage, Inc. 2006-4 A4	5.634%		7/10/2046	1,240	1,233,085
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A4	4.68	%#	8/13/2039	1,825	1,798,247
Bear Stearns Commercial Mortgage Securities, Inc. 2004 PWR5 A2	4.254%		7/11/2042	613	610,063
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A5	4.978	%#	7/11/2042	2,500	2,449,003
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%		1/12/2041	2,675	2,670,057
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%		12/11/2040	1,900	1,915,943

See Notes to Financial Statements.
27

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A4	5.405	%#	12/11/2040	$1,240	$1,228,355
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%		12/11/2040	12,360	12,159,867
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AM	5.449	%#	12/11/2040	600	574,033
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%		9/11/2042	1,968	1,963,725
Bear Stearns Commercial Mortgage Securities, Inc. 2005 PWR9 A2	4.735%		9/11/2042	350	349,410
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%		9/11/2042	1,275	1,224,672
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556	%#	2/13/2042	534	532,168
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.154	%#	10/12/2042	800	784,488
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.457	%#	3/11/2039	2,320	2,285,344
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.457	%#	3/11/2039	1,905	1,889,876
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A4	5.726	%#	9/11/2038	2,150	2,163,271
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%		9/11/2041	250	246,098
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.713	%#	6/11/2040	400	370,287
Citigroup Commercial Mortgage Trust 2004-C2 A2	4.10%		10/15/2041	1,500	1,489,962
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%		5/15/2043	578	576,544
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%		5/15/2043	555	535,258
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.725	%#	3/15/2049	2,005	2,017,347
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%		10/15/2049	875	877,071
Citigroup Commercial Mortgage Trust 2006-C5 ASB	5.413%		10/15/2049	550	540,369
Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622	%#	12/10/2049	1,505	1,514,425

See Notes to Financial Statements.
28

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.046%	7/15/2044	$800	$802,940
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225%#	7/15/2044	4,805	4,731,782
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	19,166	18,778,724
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A5	5.617%	10/15/2048	800	794,021
Commercial Mortgage Pass-Through Certificates 2005-C6 AAB	5.077%#	6/10/2044	13,115	12,828,213
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%#	6/10/2044	1,000	972,047
Commercial Mortgage Pass-Through Certificates 2006-C7 AAB	5.728%#	6/10/2046	865	862,876
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	430	417,406
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	600	590,232
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A2	3.516%	1/15/2037	572	570,080
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	846,059
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 AAB	4.815%	2/15/2038	1,254	1,227,424
Credit Suisse First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	800	770,000
Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 AM	5.10%#	8/15/2038	1,975	1,859,133
Credit Suisse Mortgage Capital Certificates 2005-C6 A1	4.938%	12/15/2040	395	396,306
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	5.827%#	6/15/2038	357	357,158
Credit Suisse Mortgage Capital Certificates 2007-C1 AM	5.416%	2/15/2040	360	325,512
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	870	869,233
GE Capital Commercial Mortgage Corp. 2004-C3 A4	5.189%#	7/10/2039	400	396,806
GE Capital Commercial Mortgage Corp. 2005-C1 A1	4.012%	6/10/2048	205	203,797

See Notes to Financial Statements.
29

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772	%#	6/10/2048	$1,750	$1,681,794
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%		7/10/2045	300	300,251
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974	%#	7/10/2045	400	386,821
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.333	%#	11/10/2045	2,450	2,428,144
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.279	%#	3/10/2044	710	714,027
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.339	%#	3/10/2044	5,915	5,970,496
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.339	%#	3/10/2044	735	724,323
GMAC Commercial Mortgage Securities, Inc.	4.93%		7/10/2039	1,558	1,547,044
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	6,327	6,152,822
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.409	%#	5/10/2040	8,690	8,710,758
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%		3/10/2038	1,030	1,004,011
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%		8/10/2038	725	725,855
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%		5/10/2043	4,230	4,205,169
GMAC Commercial Mortgage Securities, Inc. 2005-C1 AM	4.754%		5/10/2043	1,540	1,427,709
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238	%#	11/10/2045	2,901	2,827,145
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%		7/5/2035	1,129	1,114,898
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%		7/5/2035	475	448,612
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7	5.317	%#	6/10/2036	1,450	1,448,841
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%		8/10/2042	910	904,382
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799	%#	8/10/2042	2,154	2,076,431

See Notes to Financial Statements.
30

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	$1,250	$1,212,534
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	2,385	2,400,071
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%#	4/10/2037	7,000	6,816,390
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	285	276,580
GS Mortgage Securities Corp. II 2004-GG2 A6	5.396%#	8/10/2038	1,375	1,375,339
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	2,300	2,201,706
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	940	950,937
GS Mortgage Securities Corp. II 2006-GG8	5.535%	11/10/2039	2,235	2,207,674
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	435	430,156
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	395	402,618
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	923	917,102
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	4,382	4,306,513
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.084%#	5/15/2041	1,675	1,678,916
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A3	5.209%#	5/15/2041	3,000	3,002,490
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB8 A4	4.404%	1/12/2039	1,000	950,109
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	447	443,268
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	851,697
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A4	5.038%#	3/15/2046	1,325	1,291,370
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%#	8/15/2042	1,000	963,807
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A1	4.613%	10/15/2042	983	982,134
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	2,400	2,311,685
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	880	885,211

See Notes to Financial Statements.
31

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.179	%#	12/15/2044	$975	$959,233
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 AM	5.221	%#	12/15/2044	2,000	1,905,158
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A4	5.481	%#	12/12/2044	2,015	1,990,669
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 A4	5.814	%#	6/12/2043	500	503,401
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79	%#	6/12/2043	2,505	2,495,508
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%		5/12/2045	330	326,090
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A2	5.861	%#	4/15/2045	500	510,296
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%		5/15/2032	290	281,073
LB-UBS Commercial Mortgage Trust 2003 C5 A4	4.685	%#	7/15/2032	800	771,518
LB-UBS Commercial Mortgage Trust 2004-C6 A6	5.02	%#	8/15/2029	750	736,548
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786	%#	10/15/2029	492	476,585
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	1,565	1,555,848
LB-UBS Commercial Mortgage Trust 2005 C5 AAB	4.93%		9/15/2030	1,360	1,322,879
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	700	694,121
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	145	144,299
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	350	334,829
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%		11/15/2030	3,050	3,068,776
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197	%#	11/15/2030	530	519,923
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%		2/15/2031	3,193	3,202,675
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661	%#	3/15/2039	1,560	1,559,075
LB-UBS Commercial Mortgage Trust 2007-C1 A1	5.391%		2/15/2040	2,197	2,210,746
LB-UBS Commercial Mortgage Trust 2007-C1 AAB	5.403%		2/15/2040	1,490	1,447,886
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A2	5.439	%#	2/12/2039	1,500	1,513,591
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A4	5.425	%#	2/12/2039	674	666,911
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-3 A2	5.291	%#	7/12/2046	795	795,137
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A2	5.112	%#	12/12/2049	1,030	1,023,103
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3	5.172	%#	12/12/2049	900	865,604

See Notes to Financial Statements.
32

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	$2,252	$2,230,654
Merrill Lynch Mortgage Trust 2004-KEY2 A4	4.864%#	8/12/2039	600	583,219
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	6,200	6,110,908
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	1,275	1,231,563
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,271,176
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	890	897,846
Merrill Lynch Mortgage Trust 2006-C1 A4	5.658%#	5/12/2039	1,630	1,635,806
Morgan Stanley Capital I 2003-HQ2	4.92%	3/12/2035	502	502,109
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	554	544,863
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	1,983	1,971,572
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	595	580,581
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,674	1,658,699
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	750	727,154
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	189	188,677
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	2,123	2,122,660
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	950	920,763
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	520	510,915
Morgan Stanley Capital I 2005-IQ10 AAB	5.178%#	9/15/2042	1,905	1,866,614
Morgan Stanley Capital I 2005-IQ9 AAB	4.51%	7/15/2056	2,310	2,241,179
Morgan Stanley Capital I 2005-T17 A5	4.78%	12/13/2041	285	274,561
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,299	1,296,977
Morgan Stanley Capital I 2006-HQ8 A4	5.387%#	3/12/2044	1,955	1,934,390
Morgan Stanley Capital I 2006-HQ8 AAB	5.391%#	3/12/2044	1,300	1,283,820
Morgan Stanley Capital I 2006-HQ9 A4	5.731%#	7/12/2044	235	235,182
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,150	4,160,391
Morgan Stanley Capital I 2006-T21 A4	5.162%#	10/12/2052	1,325	1,286,858
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%#	8/15/2035	3,825	3,760,192
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	2,600	2,497,982
Wachovia Bank Commercial Mortgage Trust 2004-C15 A1	3.626%	10/15/2041	1,441	1,429,904
Wachovia Bank Commercial Mortgage Trust 2005-C17 A4	5.083%#	3/15/2042	115	112,324
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	550	537,409
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	395	393,351

See Notes to Financial Statements.
33

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	$1,300		$1,292,351
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.175%#	10/15/2044	3,015		2,984,621
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	594		598,586
Total					287,215,342
Pass-Through Agency 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	–	(e)	70
U.S. Treasury Obligations 2.87%
U.S. Treasury Bonds	5.00%	5/15/2037	5,816		6,095,441
U.S. Treasury Notes	3.125%	4/30/2013	6,399		6,321,016
U.S. Treasury Notes	3.875%	5/15/2018	7,903		7,794,958
U.S. Treasury Strips(f)	Zero Coupon	2/15/2036	13,921		3,751,208
Total					23,962,623
Total Long-Term Investments (cost $876,082,963)					876,868,478
SHORT-TERM INVESTMENTS 3.20%
Repurchase Agreements
Repurchase Agreement dated 5/30/2008, 2.10% due 6/2/2008 with J.P. Morgan Chase & Co. collateralized by $18,200,000 of Federal Home Loan Bank at 2.506% due 3/4/2009 and $8,800,000 of Federal National Mortgage Assoc. at 2.75% due 5/27/2010; value: $27,050,402; proceeds: $26,483,634			26,479		26,479,000
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $230,000 of Federal Home Loan Bank at 2.21% due 10/23/2008; value: $230,288; proceeds: $225,437			225		225,405
Total Short-Term Investments (cost $26,704,405)					26,704,405
Total Investments in Securities 108.25% (cost $902,787,368)					903,572,883
Liabilities in Excess of Cash and Other Assets(g) (8.25%)					(68,864,567)
Net Assets 100.00%					$834,708,316

See Notes to Financial Statements.
34

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2008

  ~  Fair Valued Security (See Note 2 (a)).

  #  Variable rate security. The interest rate represents the rate at May 31, 2008.

  +  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Security purchased on a when-issued basis. (See Note 2(g)).

  (c)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (d)  Insured by Financial Security Assurance, Inc., a municipal bond insurance company.

  (e)  Amount is less than $1,000.

  (f)  Security has been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2008. (See Note 2(f)).

  (g)  Liabilities in excess of other assets include net unrealized depreciation on futures contracts, as follows:

Open Futures Contracts at May 31, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2008	(291)	Short	$(31,991,812)	$(19,069)
U.S. 10-Year Treasury Note	September 2008	189	Long	21,244,781	(312,526)
Totals				$(10,747,031)	$(331,595)

See Notes to Financial Statements.
35

Statement of Assets and Liabilities (unaudited)

May 31, 2008

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$183,502,131	$902,787,368
Investments in securities, at value	$184,021,053	$903,572,883
Cash	204	449,225
Receivables:
Interest and dividends	1,193,920	7,680,177
Investment securities sold	4,119,627	7,900,012
Capital shares sold	2,528,311	12,787,508
From advisor (See Note 3)	37,054	113,438
Variation margin	7,621	16,490
Prepaid expenses and other assets	78,629	114,311
Total assets	191,986,419	932,634,044
LIABILITIES:
Payables:
Investment securities purchased	30,713,221	82,511,143
Capital shares reacquired	2,043,376	11,152,913
Management fee	55,509	306,346
12b-1 distribution fees	82,369	335,441
Fund administration	5,214	27,241
Trustees' fees	13,866	46,475
To affiliates (See Note 3)	–	24,218
Distributions payable	572,508	3,306,898
Accrued expenses and other liabilities	94,008	215,053
Total liabilities	33,580,071	97,925,728
NET ASSETS	$158,406,348	$834,708,316
COMPOSITION OF NET ASSETS:
Paid-in capital	$158,751,228	$834,074,693
Distributions in excess of net investment income	(124,751)	(336,299)
Accumulated net realized gain (loss) on investments and futures contracts	(674,430)	516,001
Net unrealized appreciation on investments and futures contracts	454,301	453,921
Net Assets	$158,406,348	$834,708,316

See Notes to Financial Statements.
36

Statement of Assets and Liabilities (unaudited) (concluded)

May 31, 2008

	Core Fixed Income Fund	Total Return Fund
Net assets by class:
Class A Shares	$104,653,310	$518,562,097
Class B Shares	$17,270,641	$40,577,984
Class C Shares	$32,929,226	$123,086,094
Class F Shares	$10,393	$3,542,244
Class I Shares	$1,833,431	$127,948,531
Class P Shares	$1,378,540	$20,657,573
Class R2 Shares	$103,561	$10,330
Class R3 Shares	$227,246	$323,463
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	9,868,565	49,842,319
Class B Shares	1,632,962	3,904,584
Class C Shares	3,117,808	11,841,004
Class F Shares	980.24	340,538
Class I Shares	172,903	12,282,950
Class P Shares	129,546	1,977,113
Class R2 Shares	9,767	993
Class R3 Shares	21,433	31,099
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.60	$10.40
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 4.75%)	$11.13	$10.92
Class B Shares–Net asset value	$10.58	$10.39
Class C Shares–Net asset value	$10.56	$10.39
Class F Shares–Net asset value	$10.60	$10.40
Class I Shares–Net asset value	$10.60	$10.42
Class P Shares–Net asset value	$10.64	$10.45
Class R2 Shares–Net asset value	$10.60	$10.40
Class R3 Shares–Net asset value	$10.60	$10.40

See Notes to Financial Statements.
37

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2008

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest	$3,877,835	$22,972,369
Total investment income	3,877,835	22,972,369
Expenses:
Management fee	329,151	1,837,715
12b-1 distribution plan–Class A	167,343	883,240
12b-1 distribution plan–Class B	81,519	200,050
12b-1 distribution plan–Class C	154,474	601,846
12b-1 distribution plan–Class F	5	212
12b-1 distribution plan–Class P	2,992	43,739
12b-1 distribution plan–Class R2	31	31
12b-1 distribution plan–Class R3	306	811
Shareholder servicing	156,893	570,491
Professional	24,525	31,173
Reports to shareholders	8,944	63,814
Fund administration	29,258	163,352
Custody	11,779	18,993
Trustees' fees	1,640	9,751
Registration	45,971	71,545
Subsidy (See Note 3)	–	127,100
Other	1,436	12,565
Gross expenses	1,016,267	4,636,428
Expense reductions (See Note 7)	(2,283)	(11,305)
Expenses assumed by advisor (See Note 3)	(205,018)	(649,104)
Net expenses	808,966	3,976,019
Net investment income	3,068,869	18,996,350
Net realized and unrealized gain (loss):
Net realized gain on investments and futures contracts	863,605	5,391,394
Net change in unrealized appreciation on investments and futures contracts	(1,749,389)	(11,311,916)
Net realized and unrealized loss	(885,784)	(5,920,522)
Net Increase in Net Assets Resulting From Operations	$2,183,085	$13,075,828

See Notes to Financial Statements.
38

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$3,068,869	$4,586,648
Net realized gain on investments and futures contracts	863,605	495,120
Net change in unrealized appreciation on investments and futures contracts	(1,749,389)	740,867
Net increase in net assets resulting from operations	2,183,085	5,822,635
Distributions to shareholders from:
Net investment income
Class A	(2,125,398)	(2,896,385)
Class B	(310,817)	(525,241)
Class C	(586,076)	(957,723)
Class F	(240)	(78)
Class I	(47,676)	(57,138)
Class P	(28,581)	(61,266)
Class R2	(244)	(71)
Class R3	(2,636)	(72)
Total distributions to shareholders	(3,101,668)	(4,497,974)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	47,910,268	53,258,622
Reinvestment of distributions	2,548,989	3,641,416
Cost of shares reacquired	(18,641,516)	(29,889,053)
Net increase in net assets resulting from capital share transactions	31,817,741	27,010,985
Net increase in net assets	30,899,158	28,335,646
NET ASSETS:
Beginning of period	$127,507,190	$99,171,544
End of period	$158,406,348	$127,507,190
Distributions in excess of net investment income	$(124,751)	$(91,952)

See Notes to Financial Statements.
39

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$18,996,350	$38,561,374
Net realized gain on investments and futures contracts	5,391,394	1,917,885
Net change in unrealized appreciation on investments and futures contracts	(11,311,916)	1,384,319
Net increase in net assets resulting from operations	13,075,828	41,863,578
Distributions to shareholders from:
Net investment income
Class A	(11,952,011)	(16,870,916)
Class B	(821,304)	(1,370,028)
Class C	(2,460,977)	(3,713,706)
Class F	(9,698)	(81)
Class I	(3,351,474)	(15,548,457)
Class P	(452,139)	(636,824)
Class R2	(231)	(74)
Class R3	(7,518)	(76)
Total distributions to shareholders	(19,055,352)	(38,140,162)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	164,433,309	409,168,335
Reinvestment of distributions	15,556,254	32,556,976
Cost of shares reacquired	(147,115,327)	(347,668,370)
Net increase in net assets resulting from capital share transactions	32,874,236	94,056,941
Net increase in net assets	26,894,712	97,780,357
NET ASSETS:
Beginning of period	$807,813,604	$710,033,247
End of period	$834,708,316	$807,813,604
Distributions in excess of net investment income	$(336,299)	$(277,297)

See Notes to Financial Statements.
40

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.66		$10.58	$10.48	$10.68	$10.81	$10.74
Investment operations:
Net investment income(a)	.23		.47	.45	.38	.31	.26
Net realized and unrealized gain (loss)	(.05)		.07	.11	(.16)	.08	.26
Total from investment operations	.18		.54	.56	.22	.39	.52
Distributions to shareholders from:
Net investment income	(.24)		(.46)	(.46)	(.41)	(.37)	(.38)
Net realized gain	-		-	-	(.01)	(.15)	(.07)
Total distributions	(.24)		(.46)	(.46)	(.42)	(.52)	(.45)
Net asset value, end of period	$10.60		$10.66	$10.58	$10.48	$10.68	$10.81
Total Return(b)	1.66	%(c)	5.24%	5.47%	2.10%	3.72%	4.84%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.45	%(c)	1.05%	.93%	.92%	1.04%	1.06%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.45	%(c)	.90%	.90%	.90%	1.04%	1.05%
Expenses, excluding expense reductions and expenses assumed	.59	%(c)	1.38%	1.34%	1.34%	1.32%	1.32%
Net investment income	2.19	%(c)	4.45%	4.36%	3.53%	2.92%	2.39%
Supplemental Data:
Net assets, end of period (000)	$104,653		$80,992	$58,487	$47,029	$36,168	$38,464
Portfolio turnover rate	208.92	%(c)	337.44%	455.93%	416.16%	434.57%	425.46%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
41

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.63		$10.56	$10.46	$10.66	$10.79	$10.72
Investment operations:
Net investment income(a)	.20		.40	.39	.31	.25	.19
Net realized and unrealized gain (loss)	(.05)		.06	.10	(.16)	.08	.27
Total from investment operations	.15		.46	.49	.15	.33	.46
Distributions to shareholders from:
Net investment income	(.20)		(.39)	(.39)	(.34)	(.31)	(.32)
Net realized gain	-		-	-	(.01)	(.15)	(.07)
Total distributions	(.20)		(.39)	(.39)	(.35)	(.46)	(.39)
Net asset value, end of period	$10.58		$10.63	$10.56	$10.46	$10.66	$10.79
Total Return(b)	1.43	%(c)	4.48%	4.80%	1.44%	3.13%	4.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.77	%(c)	1.70%	1.59%	1.57%	1.65%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(c)	1.55%	1.55%	1.55%	1.65%	1.65%
Expenses, excluding expense reductions and expenses assumed	.92	%(c)	2.03%	1.99%	1.95%	1.93%	1.95%
Net investment income	1.88	%(c)	3.82%	3.71%	2.89%	2.31%	1.76%
Supplemental Data:
Net assets, end of period (000)	$17,271		$14,555	$13,697	$13,932	$14,054	$15,745
Portfolio turnover rate	208.92	%(c)	337.44%	455.93%	416.16%	434.57%	425.46%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
42

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.62		$10.54	$10.44	$10.64	$10.77	$10.70
Investment operations:
Net investment income(a)	.20		.40	.38	.31	.25	.19
Net realized and unrealized gain (loss)	(.06)		.07	.11	(.16)	.08	.26
Total from investment operations	.14		.47	.49	.15	.33	.45
Distributions to shareholders from:
Net investment income	(.20)		(.39)	(.39)	(.34)	(.31)	(.31)
Net realized gain	-		-	-	(.01)	(.15)	(.07)
Total distributions	(.20)		(.39)	(.39)	(.35)	(.46)	(.38)
Net asset value, end of period	$10.56		$10.62	$10.54	$10.44	$10.64	$10.77
Total Return(b)	1.33	%(c)	4.56%	4.80%	1.43%	3.13%	4.24%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.77	%(c)	1.70%	1.58%	1.57%	1.65%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(c)	1.55%	1.55%	1.55%	1.65%	1.65%
Expenses, excluding expense reductions and expenses assumed	.92	%(c)	2.03%	1.99%	1.95%	1.93%	1.92%
Net investment income	1.87	%(c)	3.79%	3.71%	2.89%	2.31%	1.79%
Supplemental Data:
Net assets, end of period (000)	$32,929		$28,533	$25,121	$22,487	$15,098	$16,289
Portfolio turnover rate	208.92	%(c)	337.44%	455.93%	416.16%	434.57%	425.46%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
43

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.66		$10.50
Investment operations:
Net investment income(b)	.24		.08
Net realized and unrealized gain (loss)	(.05)		.16
Total from investment operations	.19		.24
Distributions to shareholders from:
Net investment income	(.25)		(.08)
Net asset value, end of period	$10.60		$10.66
Total Return(c)	1.76	%(d)	2.31	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.35	%(d)	.13	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.35	%(d)	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.49	%(d)	.19	%(d)
Net investment income	2.30	%(d)	.78	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	208.92	%(d)	337.44%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
44

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.66		$10.58	$10.48	$10.68	$10.82	$10.75
Investment operations:
Net investment income(a)	.25		.50	.49	.42	.39	.32
Net realized and unrealized gain (loss)	(.06)		.07	.10	(.16)	.05	.24
Total from investment operations	.19		.57	.59	.26	.44	.56
Distributions to shareholders from:
Net investment income	(.25)		(.49)	(.49)	(.45)	(.43)	(.42)
Net realized gain	-		-	-	(.01)	(.15)	(.07)
Total distributions	(.25)		(.49)	(.49)	(.46)	(.58)	(.49)
Net asset value, end of period	$10.60		$10.66	$10.58	$10.48	$10.68	$10.82
Total Return(b)	1.84	%(c)	5.58%	5.85%	2.46%	4.20%	5.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.28	%(c)	.68%	.58%	.57%	.63%	.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.28	%(c)	.55%	.55%	.55%	.63%	.65%
Expenses, excluding expense reductions and expenses assumed	.42	%(c)	1.00%	.99%	.95%	1.14%	.92%
Net investment income	2.38	%(c)	4.74%	4.70%	3.89%	3.66%	2.79%†
Supplemental Data:
Net assets, end of period (000)	$1,833		$2,284	$614	$521	$445	$2
Portfolio turnover rate	208.92	%(c)	337.44%	455.93%	416.16%	434.57%	425.46%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
45

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.70		$10.62	$10.52	$10.72	$10.86	$10.78
Investment operations:
Net investment income(a)	.23		.46	.45	.37	.32	.25
Net realized and unrealized gain (loss)	(.06)		.07	.10	(.16)	.06	.27
Total from investment operations	.17		.53	.55	.21	.38	.52
Distributions to shareholders from:
Net investment income	(.23)		(.45)	(.45)	(.40)	(.37)	(.37)
Net realized gain	-		-	-	(.01)	(.15)	(.07)
Total distributions	(.23)		(.45)	(.45)	(.41)	(.52)	(.44)
Net asset value, end of period	$10.64		$10.70	$10.62	$10.52	$10.72	$10.86
Total Return(b)	1.60	%(c)	5.13%	5.36%	1.99%	3.62%	4.79%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.50	%(c)	1.15%	1.03%	1.02%	1.10%	1.10%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.50	%(c)	1.00%	1.00%	1.00%	1.10%	1.10%
Expenses, excluding expense reductions and expenses assumed	.64	%(c)	1.48%	1.44%	1.42%	1.42%	1.37%
Net investment income	2.13	%(c)	4.34%	4.27%	3.46%	2.96%	2.34%
Supplemental Data:
Net assets, end of period (000)	$1,379		$1,113	$1,252	$687	$278	$6
Portfolio turnover rate	208.92	%(c)	337.44%	455.93%	416.16%	434.57%	425.46%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
46

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.66		$10.50
Investment operations:
Net investment income(b)	.23		.07
Net realized and unrealized gain (loss)	(.07)		.16
Total from investment operations	.16		.23
Distributions to shareholders from:
Net investment income	(.22)		(.07)
Net asset value, end of period	$10.60		$10.66
Total Return(c)	1.55	%(d)	2.23	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	.20	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.52	%(d)	.19	%(d)
Expenses, excluding expense reductions and expenses assumed	.68	%(d)	.26	%(d)
Net investment income	2.13	%(d)	.71	%(d)
Supplemental Data:
Net assets, end of period (000)	$104		$10
Portfolio turnover rate	208.92	%(d)	337.44%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
47

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.66		$10.50
Investment operations:
Net investment income(b)	.22		.08
Net realized and unrealized gain (loss)	(.05)		.16
Total from investment operations	.17		.24
Distributions to shareholders from:
Net investment income	(.23)		(.08)
Net asset value, end of period	$10.60		$10.66
Total Return(c)	1.57	%(d)	2.25	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.52	%(d)	.17	%(d)
Expenses, excluding expense reductions and expenses assumed	.66	%(d)	.24	%(d)
Net investment income	2.07	%(d)	.73	%(d)
Supplemental Data:
Net assets, end of period (000)	$227		$10
Portfolio turnover rate	208.92	%(d)	337.44%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
48

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.48		$10.44	$10.32	$10.55	$10.64	$10.44
Investment operations:
Net investment income(a)	.25		.46	.44	.38	.33	.29
Net realized and unrealized gain (loss)	(.08)		.04	.13	(.13)	.11	.32
Total from investment operations	.17		.50	.57	.25	.44	.61
Distributions to shareholders from:
Net investment income	(.25)		(.46)	(.45)	(.42)	(.38)	(.41)
Net realized gain	-		-	-	(.06)	(.15)	-
Total distributions	(.25)		(.46)	(.45)	(.48)	(.53)	(.41)
Net asset value, end of period	$10.40		$10.48	$10.44	$10.32	$10.55	$10.64
Total Return(b)	1.60	%(c)	4.94%	5.67%	2.37%	4.25%	5.88%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.45	%(c)	1.05%	.93%	.92%	1.03%	1.06%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.45	%(c)	.90%	.90%	.90%	1.03%	1.06%
Expenses, excluding expense reductions and expenses assumed	.53	%(c)	1.24%	1.16%	1.19%	1.27%	1.31%
Net investment income	2.36	%(c)	4.50%	4.33%	3.61%	3.09%	2.77%
Supplemental Data:
Net assets, end of period (000)	$518,562		$464,651	$298,212	$146,376	$89,186	$61,744
Portfolio turnover rate	171.76	%(c)	333.35%	468.89%	420.64%	390.93%	394.73%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
49

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.46		$10.43	$10.31	$10.54	$10.63	$10.44
Investment operations:
Net investment income(a)	.21		.40	.38	.31	.26	.23
Net realized and unrealized gain (loss)	(.07)		.02	.12	(.13)	.11	.31
Total from investment operations	.14		.42	.50	.18	.37	.54
Distributions to shareholders from:
Net investment income	(.21)		(.39)	(.38)	(.35)	(.31)	(.35)
Net realized gain	-		-	-	(.06)	(.15)	-
Total distributions	(.21)		(.39)	(.38)	(.41)	(.46)	(.35)
Net asset value, end of period	$10.39		$10.46	$10.43	$10.31	$10.54	$10.63
Total Return(b)	1.38	%(c)	4.17%	5.01%	1.73%	3.61%	5.19%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.77	%(c)	1.71%	1.58%	1.57%	1.65%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(c)	1.55%	1.55%	1.55%	1.65%	1.65%
Expenses, excluding expense reductions and expenses assumed	.86	%(c)	1.89%	1.81%	1.83%	1.88%	1.94%
Net investment income	2.04	%(c)	3.87%	3.70%	2.97%	2.48%	2.14%
Supplemental Data:
Net assets, end of period (000)	$40,578		$38,089	$35,387	$34,254	$34,319	$35,791
Portfolio turnover rate	171.76	%(c)	333.35%	468.89%	420.64%	390.93%	394.73%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
50

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$10.44	$10.32	$10.54	$10.64	$10.44
Investment operations:
Net investment income(a)	.21		.40	.37	.31	.26	.23
Net realized and unrealized gain (loss)	(.08)		.02	.13	(.12)	.10	.32
Total from investment operations	.13		.42	.50	.19	.36	.55
Distributions to shareholders from:
Net investment income	(.21)		(.39)	(.38)	(.35)	(.31)	(.35)
Net realized gain	-		-	-	(.06)	(.15)	-
Total distributions	(.21)		(.39)	(.38)	(.41)	(.46)	(.35)
Net asset value, end of period	$10.39		$10.47	$10.44	$10.32	$10.54	$10.64
Total Return(b)	1.28	%(c)	4.16%	4.98%	1.81%	3.50%	5.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.77	%(c)	1.70%	1.58%	1.57%	1.65%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(c)	1.55%	1.55%	1.55%	1.65%	1.65%
Expenses, excluding expense reductions and expenses assumed	.86	%(c)	1.89%	1.81%	1.83%	1.88%	1.90%
Net investment income	2.04	%(c)	3.84%	3.65%	2.97%	2.47%	2.18%
Supplemental Data:
Net assets, end of period (000)	$123,086		$115,649	$71,619	$30,352	$21,460	$19,706
Portfolio turnover rate	171.76	%(c)	333.35%	468.89%	420.64%	390.93%	394.73%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
51

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$10.35
Investment operations:
Net investment income(b)	.22		.08
Net realized and unrealized gain (loss)	(.04)		.12
Total from investment operations	.18		.20
Distributions to shareholders from:
Net investment income	(.25)		(.08)
Net asset value, end of period	$10.40		$10.47
Total Return(c)	1.75	%(d)	1.98	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.30	%(d)	.13	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.30	%(d)	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.37	%(d)	.17	%(d)
Net investment income	2.10	%(d)	.81	%(d)
Supplemental Data:
Net assets, end of period (000)	$3,542		$10
Portfolio turnover rate	171.76	%(d)	333.35%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
52

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.49		$10.46	$10.34	$10.57	$10.66	$10.46
Investment operations:
Net investment income(a)	.27		.50	.48	.42	.37	.34
Net realized and unrealized gain (loss)	(.07)		.03	.13	(.14)	.11	.31
Total from investment operations	.20		.53	.61	.28	.48	.65
Distributions to shareholders from:
Net investment income	(.27)		(.50)	(.49)	(.45)	(.42)	(.45)
Net realized gain	-		-	-	(.06)	(.15)	-
Total distributions	(.27)		(.50)	(.49)	(.51)	(.57)	(.45)
Net asset value, end of period	$10.42		$10.49	$10.46	$10.34	$10.57	$10.66
Total Return(b)	1.88	%(c)	5.21%	6.05%	2.74%	4.64%	6.30%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.28	%(c)	.72%	.58%	.57%	.65%	.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.28	%(c)	.55%	.55%	.55%	.65%	.65%
Expenses, excluding expense reductions and expenses assumed	.36	%(c)	.90%	.81%	.84%	.90%	.90%
Net investment income	2.55	%(c)	4.86%	4.70%	3.99%	3.47%	3.18%
Supplemental Data:
Net assets, end of year (000)	$127,949		$170,881	$294,912	$186,322	$75,801	$37,561
Portfolio turnover rate	171.76	%(c)	333.35%	468.89%	420.64%	390.93%	394.73%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
53

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.52		$10.49	$10.37	$10.60	$10.69	$10.48
Investment operations:
Net investment income(a)	.24		.46	.44	.37	.33	.30
Net realized and unrealized gain (loss)	(.07)		.02	.12	(.13)	.11	.32
Total from investment operations	.17		.48	.56	.24	.44	.62
Distributions to shareholders from:
Net investment income	(.24)		(.45)	(.44)	(.41)	(.38)	(.41)
Net realized gain	-		-	-	(.06)	(.15)	-
Total distributions	(.24)		(.45)	(.44)	(.47)	(.53)	(.41)
Net asset value, end of period	$10.45		$10.52	$10.49	$10.37	$10.60	$10.69
Total Return(b)	1.66	%(c)	4.74%	5.57%	2.29%	4.23%	5.95%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.50	%(c)	1.15%	1.03%	1.02%	1.09%	1.10%†
Expenses, excluding interest expense, including expense reductions and expenses assumed	.50	%(c)	1.00%	1.00%	1.00%	1.08%	1.10%
Expenses, excluding expense reductions and expenses assumed	.58	%(c)	1.34%	1.26%	1.29%	1.36%	1.35%†
Net investment income	2.32	%(c)	4.43%	4.25%	3.55%	3.15%	2.73%†
Supplemental Data:
Net assets, end of year (000)	$20,658		$18,513	$9,903	$2,781	$677	$2
Portfolio turnover rate	171.76	%(c)	333.35%	468.89%	420.64%	390.93%	394.73%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
54

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$10.35
Investment operations:
Net investment income(b)	.23		.08
Net realized and unrealized gain (loss)	(.07)		.12
Total from investment operations	.16		.20
Distributions to shareholders from:
Net investment income	(.23)		(.08)
Net asset value, end of period	$10.40		$10.47
Total Return(c)	1.58	%(d)	1.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.57	%(d)	.20	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.57	%(d)	.19	%(d)
Expenses, excluding expense reductions and expenses assumed	.65	%(d)	.24	%(d)
Net investment income	2.25	%(d)	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	171.76	%(d)	333.35%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
55

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$10.35
Investment operations:
Net investment income(b)	.24		.08
Net realized and unrealized gain (loss)	(.07)		.12
Total from investment operations	.17		.20
Distributions to shareholders from:
Net investment income	(.24)		(.08)
Net asset value, end of period	$10.40		$10.47
Total Return(c)	1.62	%(d)	1.92	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.52	%(d)	.17	%(d)
Expenses, excluding expense reductions and expenses assumed	.60	%(d)	.22	%(d)
Net investment income	2.29	%(d)	.75	%(d)
Supplemental Data:
Net assets, end of period (000)	$323		$10
Portfolio turnover rate	171.76	%(d)	333.35%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
56

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company, organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

57

Notes to Financial Statements (unaudited)(continued)

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of May 31, 2008 each Fund had open futures contracts.

(g)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

58

Notes to Financial Statements (unaudited)(continued)

(h)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge their positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(i)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(k)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement No. 157, Fair Value Measurements ("SFAS 157"), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

59

Notes to Financial Statements (unaudited)(continued)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing each Fund's investments carried at value:

	Core Fixed Income Fund		Total Return Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$-	$(64,622)	$-	$(331,595)
Level 2 – Other Significant
Observable Inputs	184,021,053	-	903,572,883	-
Total	$184,021,053	$(64,622)	$903,572,883	$(331,595)

*Other Financial Instruments include futures.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended May 31, 2008, the effective management fee paid was at a rate of .45% of the Funds' average daily net assets.

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) did not exceed the following annual rates:

Class	% of Average Net Assets
A	.90%
B	1.55%
C	1.55%
F	.65%
I	.55%
P	1.00%
R2	1.15%
R3	1.05%

60

Notes to Financial Statements (unaudited)(continued)

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund and Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (each a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy Expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of May 31, 2008 the percentages of Total Return's outstanding shares owned by Balanced Strategy Fund and Diversified Income Strategy Fund were approximately 13.25% and 1.17%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

*  The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2008:

	Distributor Commissions	Dealers' Concessions
Core Fixed Income Fund	$56,904	$285,537
Total Return Fund	176,816	879,337

Distributor received the following amount of CDSCs for the six months ended May 31, 2008:

	Class A	Class C
Core Fixed Income Fund	$29	$4,275
Total Return Fund	263	6,847

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount,

61

Notes to Financial Statements (unaudited)(continued)

if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2008 and the fiscal year ended November 30, 2007 was as follows:

	Core Fixed Income Fund		Total Return Fund
	Six Months Ended 5/31/2008 (unaudited)	Year Ended 11/30/2007	Six Months Ended 5/31/2008 (unaudited)	Year Ended 11/30/2007
Distributions paid from:
Ordinary income	$3,101,668	$4,497,974	$19,055,352	$38,140,162
Total distributions paid	$3,101,668	$4,497,974	$19,055,352	$38,140,162

As of May 31, 2008, the aggregate unrealized security gains and losses based on cost for
U.S. Federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$183,573,296	$903,330,716
Gross unrealized gain	1,557,757	8,449,690
Gross unrealized loss	(1,110,000)	(8,207,523)
Net unrealized security gain	$447,757	$242,167

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and the tax treatment of amortization.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2008 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$292,762,527	$76,664,802	$283,729,064	$35,090,240
Total Return Fund	1,176,641,661	346,658,389	1,217,845,933	235,480,512

*  Includes U.S. Government sponsored enterprise securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred

62

Notes to Financial Statements (unaudited)(continued)

amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks. Each Fund's investment in foreign securities may present increased market, liquidity, currency, political, information and other risks. Each of Core Fixed Income Fund and Total Return Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect each Fund's performance.

63

Notes to Financial Statements (unaudited)(continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CORE FIXED INCOME FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,067,475	$32,736,418	3,399,455	$35,513,187
Converted from Class B*	16,373	174,609	50,512	529,205
Reinvestment of distributions	173,328	1,850,333	240,701	2,519,926
Shares reacquired	(985,364)	(10,487,595)	(1,619,688)	(16,965,469)
Increase	2,271,812	$24,273,765	2,070,980	$21,596,849
Class B Shares
Shares sold	445,771	$4,741,340	444,935	$4,643,736
Reinvestment of distributions	22,200	236,355	36,559	381,719
Shares reacquired	(187,471)	(1,990,092)	(359,596)	(3,748,283)
Converted to Class A*	(16,419)	(174,609)	(50,647)	(529,205)
Increase	264,081	$2,812,994	71,251	$747,967
Class C Shares
Shares sold	888,316	$9,418,093	1,031,266	$10,764,473
Reinvestment of distributions	38,089	404,954	64,845	676,198
Shares reacquired	(495,809)	(5,241,099)	(792,043)	(8,263,910)
Increase	430,596	$4,581,948	304,068	$3,176,761
Class F Shares			Period Ended November 30, 2007†
Shares sold	-	$-	954	$10,021
Reinvestment of distributions	22	237	4	38
Increase	22	$237	958	$10,059
Class I Shares			Year Ended November 30, 2007
Shares sold	3,737	$39,975	155,910	$1,613,273
Reinvestment of distributions	4,469	47,694	4,902	51,295
Shares reacquired	(49,530)	(524,682)	(4,624)	(48,045)
Increase (decrease)	(41,324)	$(437,013)	156,188	$1,616,523
Class P Shares
Shares sold	62,285	$665,231	66,167	$693,902
Reinvestment of distributions	795	8,509	1,159	12,170
Shares reacquired	(37,538)	(397,582)	(81,193)	(863,346)
Increase (decrease)	25,542	$276,158	(13,867)	$(157,274)
Class R2 Shares			Period Ended November 30, 2007†
Shares sold	8,790	$92,821	954	$10,015
Reinvestment of distributions	20	215	3	35
Increase	8,810	$93,036	957	$10,050
Class R3 Shares
Shares sold	20,455	$216,390	954	$10,015
Reinvestment of distributions	65	692	3	35
Shares reacquired	(44)		(466)
Increase	20,476	$216,616	957	$10,050

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

64

Notes to Financial Statements (unaudited)(continued)

TOTAL RETURN FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,740,086	$122,539,778	24,084,486	$248,638,638
Converted from Class B*	61,740	644,211	92,762	957,882
Reinvestment of distributions	966,340	10,114,180	1,363,943	14,089,621
Shares reacquired	(7,282,899)	(75,979,615)	(9,735,435)	(100,513,481)
Increase	5,485,267	$57,318,554	15,805,756	$163,172,660
Class B Shares
Shares sold	802,303	$8,376,528	1,146,824	$11,820,682
Reinvestment of distributions	57,034	596,182	93,587	965,946
Shares reacquired	(533,009)	(5,554,185)	(899,090)	(9,276,757)
Converted to Class A*	(61,799)	(644,211)	(92,876)	(957,882)
Increase	264,529	$2,774,314	248,445	$2,551,989
Class C Shares
Shares sold	2,095,143	$21,881,597	5,489,119	$56,722,150
Reinvestment of distributions	109,282	1,142,884	171,034	1,765,126
Shares reacquired	(1,413,398)	(14,723,528)	(1,473,311)	(15,205,238)
Increase	791,027	$8,300,953	4,186,842	$43,282,038
Class F Shares			Period Ended November 30, 2007†
Shares sold	342,684	$3,578,792	968	$10,021
Reinvestment of distributions	92	967	4	40
Shares reacquired	(3,210)	(32,893)	-	-
Increase	339,566	$3,546,866	972	$10,061
Class I Shares			Year Ended November 30, 2007
Shares sold	189,499	$1,980,411	7,739,742	$80,304,625
Reinvestment of distributions	337,885	3,542,001	1,495,297	15,463,054
Shares reacquired	(4,537,385)	(47,195,962)	(21,139,309)	(219,218,855)
Decrease	(4,010,001)	$(41,673,550)	(11,904,270)	$(123,451,176)
Class P Shares
Shares sold	535,239	$5,615,637	1,122,521	$11,652,189
Reinvestment of distributions	15,181	159,577	26,330	273,116
Shares reacquired	(333,138)	(3,482,141)	(333,120)	(3,454,039)
Increase	217,282	$2,293,073	815,731	$8,471,266
Class R2 Shares			Period Ended November 30, 2007†
Shares sold	-	$-	968	$10,015
Reinvestment of distributions	22	229	3	36
Increase	22	$229	971	$10,051
Class R3 Shares
Shares sold	44,254	$460,566	967.629	$10,015
Reinvestment of distributions	22	234	3.550	37
Shares reacquired	(14,148)	(147,003)	-	-
Increase	30,128	$313,797	971.179	$10,052

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

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Notes to Financial Statements (unaudited)(concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the FASB issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective May 31, 2008, the Funds adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Funds' tax returns remain open for examination for the years ended November 30, 2004 through November 30, 2007.

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statement disclosures.

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Approval of Advisory Contracts

At meetings held on December 12 and 13, 2007, the Board, including all of the Trustees who are not interested persons of the Trust or Lord Abbett, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Core Fixed Income Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class I shares of the Fund was in the first quintile of its performance universe for the nine-month and three-year periods and in the second quintile for the one-year and five-year periods. The Board also observed that the investment performance was above that of the Lipper Intermediate Investment-Grade Index for the nine-month, one-year, and three-year periods, and below that of the Index for the five-year period. The Board also noted that the investment performance comparisons were for Class I shares, which have the longest performance record, but also have lower expense ratios than other classes of the Fund's shares.

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Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had implemented an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class F to not more than 0.65%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, and that the Lord Abbett proposed to enter into a new expense reimbursement agreement with the same terms. The Board also observed that the contractual and actual management and administrative services fees were approximately twelve basis points above the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately ten basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty basis points below the median of the peer group, the total expense ratio of Class I was approximately one basis point below the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately nine basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

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Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Total Return Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and other measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month, three-year, and five-year periods and in the third quintile for the one-year period. The Board also observed that

69

the investment performance was above that that of the Lipper Intermediate Investment-Grade Debt Index for the nine-month period and below that of the Index for the one-year, three-year, and five-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had implemented an expense reimbursement agreement for the Fund that reduced the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class F to 0.65%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, and that the Lord Abbett proposed to enter into a new expense reimbursement agreement with the same terms. The Board observed that the contractual and actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately one basis point below the median of the peer group, the total expense ratios of Class B and Class C were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately one basis point below the median of the peer group, the total expense ratio of Class I was approximately two basis points below the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent

70

years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

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Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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This report, when not used for the general information
of shareholders of the fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

LACORE-3-0508

(07/08)

2008

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Strategic Allocation Funds:

Diversified Income Strategy Fund

Balanced Strategy Fund

Diversified Equity Strategy Fund

Growth & Income Strategy Fund

For the six-month period ended May 31, 2008

Lord Abbett Investment Trust
Diversified Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund, and
Growth & Income Strategy Fund

Semiannual Report

For the six-month period ended May 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the six-month period ended May 31, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended May 31, 2008?

A: The period was characterized by market volatility as the ongoing fallout from the subprime lending debacle and subsequent liquidity crisis continued to affect the broader markets. Although the S&P 500® Index,1 which returned -9.64% for the six-month period ended April 30, recovered some of its lost ground in May, it still returned only -4.47% for the six-month period ended May 31, 2008.

1

Most equity asset classes and investment styles returned negative results for the period. Growth stocks (as measured by the Russell 3000® Growth Index2) generally fared better than value stocks (as measured by the Russell 3000® Value Index3), although both indexes were negative at -2.37% and -5.02%, respectively. Mid cap stocks (as measured by the Russell Midcap® Index4) were the only asset class in positive territory, returning 0.14%, compared with a -3.78% return for large cap stocks (as measured by the Russell 1000® Index5) and -1.87% for small cap stocks (as measured by the Russell 2000® Index6).

On the international side, foreign equity markets continued to experience significant volatility in the six-month period ended May 31, 2008, as the global credit crunch, fears of recession, rising commodity prices (particularly food and energy), and increased inflation shook investor confidence. The MSCI EAFE® Index7 with Gross Dividends (primarily a large company index) declined 4.82%. The MSCI World ex-U.S. Index8 fell 3.61%, a milder drop than the U.S. equity markets, as measured by the S&P 500 Index, which declined 4.47%.

Meanwhile, the fixed-income markets continued to feel the impact of the crisis in the subprime mortgage market that began in 2007. The Federal Reserve Board (the Fed) acted to alleviate the squeeze on short-term funding needs. During the six-month period, the Fed cut its fed funds rate five times, from 4.5% to 2%. The Fed also instituted a temporary Term Auction Facility (TAF), which gave banks access to short-term credit. The Fed conducted 11 TAFs during the six-month period. Finally, the Fed allowed investment firms to borrow from the central bank's discount window.

Within the corporate market, securities experienced negative excess returns over Treasuries from January through March, but then returns came back to positive territory in April and May. Total return for the six-month period was slightly negative. The supply of new investment-grade corporate bonds slowed in February and March, but picked up later on. In May, $118 billion in new bonds, a record high, were brought to market. The record issuance in the credit market might reflect the fact that commercial banks severely tightened their lending standards for commercial and industrial loans.

Off the back of a struggling high-yield market in the second half of 2007, the high-yield market started out the year on a weak note. In the first three months of the year, the environment for riskier assets was characterized by heightened volatility, a muted new issue market, and rising default activity. However, high-yield spreads tightened in spring 2008, boosting high-yield returns. Amid continued mixed economic data, high yield has benefited from the sell-off in Treasuries, a significant

2

increase in primary market activity, and lower volatility.

Within the high-yield sector, the middle part of the credit curve outperformed, with the Merrill Lynch U.S. High Yield B-Rated Index9 posting a total return of 2.68%. The higher quality 'BB' credits were the next best performers, with the Merrill Lynch U.S. High Yield BB-Rated Index9 up 1.44%. The lower quality 'C' credits returned the least, as indicated by the Merrill Lynch U.S. High Yield C-Rated Index9 posting a 0.35% return.

Lord Abbett Diversified Income Strategy Fund

Q: How did the Diversified Income Strategy Fund perform over the six-month period ended May 31, 2008?

A: The Lord Abbett Diversified Income Strategy Fund is a strategic allocation fund that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 25% to equity underlying funds, 75% to fixed-income underlying funds, as well as 10% maximum to international funds. As of May 31, 2008, the Fund allocated its assets among the following underlying funds: Lord Abbett High Yield Fund (approximately 40.0% of the Diversified Income Strategy Fund's long-term portfolio); Lord Abbett America's Value Fund (approximately 27.2%); Lord Abbett Bond Debenture Fund (approximately 13.2%); Lord Abbett Total Return Fund (approximately 10.1%); Lord Abbett Affiliated Fund (approximately 7.5%); and Lord Abbett Floating Rate Fund* (approximately 2.0%). As a result, the Diversified Income Strategy Fund's performance is directly related to the performance of its underlying funds.

The Fund returned -0.45%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 45% Merrill Lynch High Yield Master II Constrained Index,10 40% Lehman Brothers U.S. Universal Index,11 and 15% Russell 1000 Index – which returned 0.82% over the same period.

Q: What were the most significant factors affecting performance?

A: Positive performance in the assets allocated to bond strategies was offset slightly by negative performance in equity strategies, particularly in the large-cap value strategy of the Affiliated Fund. This mainly reflected the overall market conditions discussed starting on page 1. The worst performing component of the Fund portfolio was the Affiliated Fund, which was hurt by an underweight position in the integrated oils sector. In addition, the Federal National Mortgage Association (Fannie Mae), a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans, disappointed.

3

The Fund's bond strategies include an allocation of assets to the Total Return Fund, which was the strongest performer among the bond strategies. The Total Return Fund benefited from an increased exposure to investment-grade corporate bonds.

The High Yield Fund, which in percentage of the Fund's portfolio, is a larger component than the Total Return Fund or the Affiliated Fund, also added to performance, benefiting from positions in the electric-generation, electric-integrated, and health services sectors.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Balanced Strategy Fund

Q: How did the Balanced Strategy Fund perform for the six-month period ended May 31, 2008?

A: The Lord Abbett Balanced Strategy Fund is a strategic allocation fund that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 60% to equity underlying funds, 40% to fixed-income underlying funds, as well as 20% maximum to international funds. As of May 31, 2008, the Fund allocated its assets among the following underlying funds: Lord Abbett Affiliated Fund (approximately 24.5% of the Balanced Strategy Fund's long-term portfolio); Lord Abbett High Yield Fund (approximately 15.2%); Lord Abbett America's Value Fund (approximately 15.0%); Lord Abbett Bond Debenture Fund (approximately 14.1%); Lord Abbett International Core Equity Fund (approximately 11.1%); Lord Abbett Large Cap Core Fund (approximately 10.3%); Lord Abbett Total Return Fund (approximately 7.7%); and Lord Abbett Floating Rate Fund* (approximately 2.0%). As a result, the Balanced Strategy Fund's performance is directly related to the performance of its underlying funds.

The Balanced Strategy Fund returned -2.65%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 60% Russell 3000® Index12 and 40% Lehman Brothers U.S. Universal Index – which returned -1.52% over the same period.

Q: What were the most significant factors affecting performance?

A: Positive performance in the assets allocated to bond strategies was offset by negative performance in large cap equity strategies. All of the Lord Abbett equity mutual funds among which the Balanced Strategy Fund allocates assets reported negative performance for the six-month period, largely reflecting the overall market conditions discussed starting on

4

page 1. Underexposure to the integrated oils holdings and investment in financial services and airline holdings were negative factors in some of the Fund's large cap equity strategies.

The largest detractor from Fund performance was the Affiliated Fund, a mutual fund with a large cap value strategy. The Affiliated Fund was hurt by its underweight position in the integrated oils sector.

On the bond side, the strongest performing mutual fund was the Total Return Fund, which benefited from an increased exposure to investment-grade corporate bonds. The High Yield Fund, which as a percentage of the Fund's portfolio is a larger component than the Total Return Fund, also added to performance, benefiting from positions in the electric-generation, electric-integrated, and health services sectors.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Diversified Equity Strategy Fund

Q: How did the Diversified Equity Strategy Fund perform over the six-month period ended May 31, 2008?

A: The Lord Abbett Diversified Equity Strategy Fund is a strategic allocation fund that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 100% to equity underlying funds, 0% to fixed-income underlying funds, as well as 25% maximum to international funds. As of May 31, 2008, the Fund allocated its assets among the following underlying funds: the Lord Abbett Large Cap Core Fund (approximately 20.0% of the Diversified Equity Strategy Fund's long-term portfolio); Lord Abbett Affiliated Fund (approximately 14.9%); Lord Abbett International Core Equity Fund (approximately 11.8%); Lord Abbett Large Cap Growth Fund (approximately 10.1%); Lord Abbett All Value Fund (approximately 10.1%); Lord Abbett Value Opportunities Fund (approximately 10.0%); Lord Abbett Growth Opportunities Fund (approximately 10.0%); Lord Abbett International Opportunities Fund (approximately 8.1%); and Lord Abbett Developing Growth Fund (approximately 5.0%). As a result, the Diversified Equity Strategy Fund's performance is directly related to the performance of its underlying funds.

The Fund returned -4.35%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 85% Russell 3000® Index/15% MSCI EAFE Index with Gross Dividends – which returned -3.79% over the same period.

5

Q: What were the most significant factors affecting performance?

A: All of the Lord Abbett mutual funds among which the Diversified Equity Strategy Fund allocated assets reported negative performance for the six-month period, largely reflecting the overall market conditions discussed starting on page 1. Investment by the Developing Growth Fund and the International Opportunities Fund in the Chinese market hurt performance, as did underexposure to the integrated oils sector by the Affiliated Fund.

The worst performing component of the Fund was the Developing Growth Fund, a small cap strategy fund, which was primarily hurt by the Fund's investment in the technology, health care, and consumer discretionary sectors. Tessera Technologies Inc., a provider of proprietary chip scale packaging technology, EnerNOC, Inc., a developer of clean and intelligent power solutions, and Chinese online games operator, Shanda Interactive Entertainment Ltd., all disappointed.

Also disappointing in the period was the International Opportunities Fund, which was negatively affected by its positions in the materials, financials, and telecommunication services sectors. Arques Industries AG, a German company that acquires medium-sized German, Swiss, and Austrian companies for restructuring, was the Fund's most significant detractor for the period.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Growth & Income Strategy Fund

Q: How did the Growth & Income Strategy Fund perform over the six-month period ended May 31, 2008?

A: The Lord Abbett Growth & Income Strategy Fund is a strategic allocation fund that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 75% to equity underlying funds, 25% to fixed-income underlying funds, as well as 25% maximum to international funds. As of May 31, 2008, the Fund allocated its assets among the following underlying funds: Lord Abbett High Yield Fund (approximately 19.9% of the Growth & Income Strategy Fund's long-term portfolio); Lord Abbett International Core Equity Fund (approximately 19.9%); Lord Abbett Large Cap Core Fund (approximately 15.1%); Lord Abbett All Value Fund (approximately 10.1%); Lord Abbett Affiliated Fund (approximately 10.0%); Lord Abbett America's Value Fund (approximately 8.0%); Lord Abbett International Opportunities Fund (approximately 5.0%); Lord Abbett Value Opportunities Fund (approximately 5.0%); Lord Abbett Large Cap Growth Fund

6

(approximately 2.5%); Lord Abbett Growth Opportunities Fund (approximately 2.5%); and Lord Abbett Floating Rate Fund* (approximately 2.0%). As a result, the Growth & Income Strategy Fund's performance is directly related to the performance of its underlying funds.

The Fund returned -2.81%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 55% Russell 3000 Index, 30% Lehman Brothers U.S. Universal Index, and 15% MSCI EAFE Index with Gross Dividends – which returned -2.19% over the same period.

Q: What were the most significant factors affecting performance?

A: Positive performance in the assets allocated to bond strategies was offset by negative performance in equity strategies, largely reflecting the overall market conditions discussed starting on page 1. The worst performing component of the Growth & Income Strategy Fund was the Fund's small allocation (5.0%) to the International Opportunities Fund, which was negatively affected by its positions in the materials, financials, and telecommunication services sectors. Arques Industries AG, a German company that acquires medium-sized German, Swiss, and Austrian companies for restructuring, was the Fund's most significant detractor for the period.

Adding to performance in the period was the Growth & Income Strategy Fund's allocation of assets to the High Yield Fund, a bond fund investing in below-investment-grade securities. The High Yield Fund is the largest component of the Growth & Income Strategy Fund, accounting for 19.9% of the portfolio. The High Yield Fund benefited from positions in the electric-generation, electric-integrated, and health services sectors.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if shares are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. Please see the prospectus for more information on redemptions that may be subject to CDSC.

7

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

*  The Floating Rate Fund was added to the portfolio on December 31, 2007. The Floating Rate Fund's performance is calculated since inception on December 31, 2007.

For further information, please see individual funds at our Website, www.lordabbett.com.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes.

3  The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index also are members of either the Russell 1000® Value or the Russell 2000® Value indexes.

4  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

5  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

6  The Russell 2000® Index is composed of 2,000 securities with market values ranging from $25 million to $275 million. The Growth Index is comprised of securities in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth.

7  The MSCI EAFE® Index with Gross Dividends is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. The MSCI EAFE with Net Dividends Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

8  The MSCI World ex-U.S. Index is a free-float market capitalization weighted index, which contained 1220 securities with a market capitalization of US$11.973 billion as of May 31, 2006.

9  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for 'C,' 'B,' and 'BB' are part of the Merrill Lynch U.S. High Yield Index, with the only difference being the addition of a ratings filter.

10  The Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

11  The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and nondollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

12  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an

8

investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each fund's management and the portfolio holdings described in this report are as of May 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each fund, please see each fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

9

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 through May 31, 2008).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/07 – 5/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

10

Diversified Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$995.50	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class B
Actual	$1,000.00	$992.20	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class C
Actual	$1,000.00	$992.80	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class F
Actual	$1,000.00	$996.70	$0.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.42	$0.61
Class I
Actual	$1,000.00	$997.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$995.00	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.77	$2.28
Class R2
Actual	$1,000.00	$994.20	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$3.03
Class R3
Actual	$1,000.00	$994.70	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.53	$2.53

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.12% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Diversified Income Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2008

Portfolio Allocation	%*
Equity	34.58%
Fixed Income	65.01%
Short-Term Investment	0.41%
Total	100.00%

*  Represents percent of total investments.

11

Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$973.50	$1.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.63	$1.37
Class B
Actual	$1,000.00	$970.00	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.65
Class C
Actual	$1,000.00	$970.10	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.65
Class F
Actual	$1,000.00	$974.90	$0.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.62	$0.40
Class I
Actual	$1,000.00	$975.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$972.90	$1.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.12	$1.92
Class R2
Actual	$1,000.00	$972.20	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53
Class R3
Actual	$1,000.00	$972.80	$1.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.33

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.27% for Class A, 0.92% for Classes B and C, 0.08% for Class F, 0.00% for Class I, 0.38% for Class P, 0.50% for Class R2 and 0.46% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2008

Portfolio Allocation	%*
Equity	60.90%
Fixed Income	39.04%
Short-Term Investment	0.06%
Total	100.00%

*  Represents percent of total investments.

12

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$956.50	$1.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class B
Actual	$1,000.00	$953.10	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$5.05
Class C
Actual	$1,000.00	$952.90	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$5.05
Class F
Actual	$1,000.00	$957.30	$0.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.42	$0.61
Class I
Actual	$1,000.00	$957.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$956.10	$2.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.76	$2.28
Class R2
Actual	$1,000.00	$954.80	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.03	$2.98
Class R3
Actual	$1,000.00	$955.50	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.53	$2.48

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.12% for Class F, 0.00% for Class I, 0.45% for Class P, 0.59% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#  Does not include expense of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2008

Portfolio Allocation	%*
Equity	99.24%
Short-Term Investment	0.76%
Total	100.00%

*  Represents percent of total investments.

13

Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$971.90	$1.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class B
Actual	$1,000.00	$968.60	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class C
Actual	$1,000.00	$968.50	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class F
Actual	$1,000.00	$972.60	$0.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.14	$0.86
Class I
Actual	$1,000.00	$973.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$971.40	$2.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.23
Class R2
Actual	$1,000.00	$970.50	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.03	$2.98
Class R3
Actual	$1,000.00	$971.20	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.57	$2.48

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.17% for Class F, 0.00% for Class I, 0.44% for Class P, 0.59% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2008

Portfolio Allocation	%*
Equity	77.92%
Fixed Income	21.87%
Short-Term Investment	0.21%
Total	100.00%

*  Represents percent of total investments.

14

Schedule of Investments (unaudited)

DIVERSIFIED INCOME STRATEGY FUND May 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.38%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	559,760	$7,294
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	2,143,298	26,513
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	1,664,972	12,903
Lord Abbett Investment Trust - Floating Rate Fund - Class I(d)	199,349	1,954
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	5,132,658	38,905
Lord Abbett Investment Trust - Total Return Fund - Class I(e)	940,846	9,804
Total Investments in Underlying Funds (cost $102,623,929)		$97,373

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.41%
Repurchase Agreement
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $405,000 of Federal Home Loan Bank at 2.523% due 1/8/2009; value: $406,519; proceeds: $397,120 (cost $397,063)	$397	$397
Total Investments in Securities 99.79% (cost $103,020,992)		97,770
Other Assets in Excess of Liabilities 0.21%		207
Net Assets 100.00%		$97,977

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (d)  Fund investment objective is to seek high current income.

  (e)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)

BALANCED STRATEGY FUND May 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.77%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	26,973,895	$351,470
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	17,401,716	215,259
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	26,162,603	202,760
Lord Abbett Investment Trust - Floating Rate Fund - Class I(d)	2,959,912	29,007
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	28,751,319	217,935
Lord Abbett Securities Trust - International Core Equity Fund - Class I(e)	10,508,218	159,410
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(f)	4,976,122	147,841
Lord Abbett Investment Trust - Total Return Fund - Class I(g)	10,626,603	110,729
Total Investments in Underlying Funds (cost $1,447,320,071)		$1,434,411

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.06%
Repurchase Agreement
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $860,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 12/30/2008; value: $848,175; proceeds: $828,711 (cost $828,592)	$828	$828
Total Investments in Securities 99.83% (cost $1,448,148,663)		1,435,239
Other Assets in Excess of Liabilities 0.17%		2,386
Net Assets 100.00%		$1,437,625

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (d)  Fund investment objective is to seek a high level of current income.

  (e)  Fund investment objective is to seek long-term capital appreciation.

  (f)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (g)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)

DIVERSIFIED EQUITY STRATEGY FUND May 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.51%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	1,099,649	$14,328
Lord Abbett Securities Trust - All Value Fund - Class I(a)	782,497	9,656
Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	257,516	4,841
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(c)	453,829	9,612
Lord Abbett Securities Trust - International Core Equity Fund - Class I(d)	746,475	11,324
Lord Abbett Securities Trust - International Opportunities Fund - Class I(e)	530,916	7,783
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(f)	645,638	19,182
Lord Abbett Large Cap Growth Fund - Class I*(g)	1,541,267	9,679
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(e)	730,086	9,623
Total Investments in Underlying Funds (cost $99,554,414)		$96,028

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.76%
Repurchase Agreement
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $745,000 of Federal Home Loan Bank at 2.21% due 10/23/2008; value: $745,931; proceeds: $730,838 (cost $730,734)	$731	$731
Total Investments in Securities 100.27% (cost $100,285,148)		96,759
Liabilities in Excess of Other Assets (0.27%)		(262)
Net Assets 100.00%		$96,497

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

  (c)  Fund investment objective is capital appreciation.

  (d)  Fund investment objective is to seek long-term capital appreciation.

  (e)  Fund investment objective is long-term capital appreciation.

  (f)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (g)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.
17

Schedule of Investments (unaudited)

GROWTH & INCOME STRATEGY FUND May 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.52%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	3,406,744	$44,390
Lord Abbett Securities Trust - All Value Fund - Class I(a)	3,616,112	44,623
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	2,873,600	35,546
Lord Abbett Investment Trust - Floating Rate Fund - Class I(c)	906,727	8,886
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(d)	526,768	11,157
Lord Abbett Investment Trust - High Yield Fund - Class I(e)	11,670,393	88,462
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	5,825,448	88,372
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	1,523,442	22,334
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(h)	2,251,764	66,900
Lord Abbett Large Cap Growth Fund - Class I*(i)	1,793,167	11,261
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(g)	1,691,598	22,295
Total Investments in Underlying Funds (cost $460,512,723)		$444,226

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.21%
Repurchase Agreement
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $980,000 of Federal Home Loan Bank at 2.523% due 1/8/2009; value: $983,675; proceeds: $960,205 (cost $960,068)	$960	$960
Total Investments in Securities 99.73% (cost $461,472,791)		445,186
Other Assets in Excess of Liabilities 0.27%		1,198
Net Assets 100.00%		$446,384

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and captial appreciation.

  (c)  Fund investment objective is to seek a high level of current income.

  (d)  Fund investment objective is capital appreciation.

  (e)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (f)  Fund investment objective is to seek long-term capital appreciation.

  (g)  Fund investment objective is long-term capital appreciation.

  (h)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (i)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities (unaudited)

May 31, 2008

	Diversified Income Strategy Fund	Balanced Strategy Fund
ASSETS:
Investments in securities, at cost	$103,020,992	$1,448,148,663
Investments in securities, at value	$97,769,652	$1,435,239,440
Receivables:
Interest and dividends	276,899	1,889,787
Capital shares sold	1,641,870	14,405,657
From affiliates	37,363	263,057
Prepaid expenses and other assets	73,720	199,578
Total assets	99,799,504	1,451,997,519
LIABILITIES:
Payables:
Investment securities purchased	141,890	618,156
Capital shares reacquired	1,508,689	12,598,474
12b-1 distribution fees	47,147	658,164
Trustees' fees	2,848	99,609
Distributions payable	63,567	–
Accrued expenses and other liabilities	58,477	397,778
Total liabilities	1,822,618	14,372,181
NET ASSETS	$97,976,886	$1,437,625,338
COMPOSITION OF NET ASSETS:
Paid-in capital	$101,774,982	$1,431,063,500
Distributions in excess of net investment income	(4,915)	(13,583,864)
Accumulated net realized gain on investments	1,458,159	33,054,925
Net unrealized depreciation on investments	(5,251,340)	(12,909,223)
Net Assets	$97,976,886	$1,437,625,338

See Notes to Financial Statements.
19

Statement of Assets and Liabilities (unaudited)(continued)

May 31, 2008

	Diversified Income Strategy Fund	Balanced Strategy Fund
Net assets by class:
Class A Shares	$69,754,983	$1,118,544,198
Class B Shares	$6,519,358	$112,028,461
Class C Shares	$21,459,208	$197,362,497
Class F Shares	$9,876	$22,437
Class I Shares	$98,734	$980,926
Class P Shares	$11,853	$8,336,839
Class R2 Shares	$9,837	$9,989
Class R3 Shares	$113,037	$339,991
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	4,707,430	101,038,216
Class B Shares	436,315	10,133,949
Class C Shares	1,434,875	17,892,325
Class F Shares	667	2,027
Class I Shares	6,686	88,550
Class P Shares	794.335	755,726
Class R2 Shares	663.809	902
Class R3 Shares	7,628	30,722
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$14.82	$11.07
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.72	$11.75
Class B Shares–Net asset value	$14.94	$11.05
Class C Shares–Net asset value	$14.96	$11.03
Class F Shares–Net asset value	$14.81	$11.07
Class I Shares–Net asset value	$14.77	$11.08
Class P Shares–Net asset value	$14.92	$11.03
Class R2 Shares–Net asset value	$14.82	$11.07
Class R3 Shares–Net asset value	$14.82	$11.07

See Notes to Financial Statements.
20

Statement of Assets and Liabilities (unaudited)(continued)

May 31, 2008

	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$100,285,148	$461,472,791
Investments in securities, at value	$96,759,417	$445,185,616
Receivables:
Interest and dividends	69	549,756
Capital shares sold	810,998	4,386,886
From affiliates	42,715	110,404
Prepaid expenses and other assets	64,863	106,062
Total assets	97,678,062	450,338,724
LIABILITIES:
Payables:
Investment securities purchased	630,722	709,457
Capital shares reacquired	471,379	2,927,540
12b-1 distribution fees	42,993	205,415
Trustees' fees	1,160	12,017
Accrued expenses and other liabilities	35,010	100,367
Total liabilities	1,181,264	3,954,796
NET ASSETS	$96,496,798	$446,383,928
COMPOSITION OF NET ASSETS:
Paid-in capital	$97,681,940	$447,797,713
Undistributed net investment income	86,247	1,792,620
Accumulated net realized gain on investments	2,254,342	13,080,770
Net unrealized depreciation on investments	(3,525,731)	(16,287,175)
Net Assets	$96,496,798	$446,383,928

See Notes to Financial Statements.
21

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2008

	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
Net assets by class:
Class A Shares	$63,875,947	$330,952,723
Class B Shares	$7,314,247	$29,250,012
Class C Shares	$23,901,212	$85,502,254
Class F Shares	$9,471	$13,153
Class I Shares	$1,196,138	$407,285
Class P Shares	$125,707	$30,042
Class R2 Shares	$9,410	$9,554
Class R3 Shares	$64,666	$218,905
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,832,254	19,597,348
Class B Shares	442,389	1,742,218
Class C Shares	1,447,538	5,092,390
Class F Shares	568.530	778.811
Class I Shares	71,436	24,039
Class P Shares	7,510	1,776
Class R2 Shares	566.096	566
Class R3 Shares	3,888	12,964
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$16.67	$16.89
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.69	$17.92
Class B Shares–Net asset value	$16.53	$16.79
Class C Shares–Net asset value	$16.51	$16.79
Class F Shares–Net asset value	$16.66	$16.89
Class I Shares–Net asset value	$16.74	$16.94
Class P Shares–Net asset value	$16.74	$16.92
Class R2 Shares–Net asset value	$16.62	$16.88
Class R3 Shares–Net asset value	$16.63	$16.89

See Notes to Financial Statements.
22

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2008

	Diversified Income Strategy Fund	Balanced Strategy Fund
Investment income:
Dividends	$2,801,674	$30,092,090
Interest	4,088	11,393
Total investment income	2,805,762	30,103,483
Expenses:
Management fees	46,092	703,181
12b-1 distribution plan–Class A	114,611	1,909,901
12b-1 distribution plan–Class B	31,126	562,903
12b-1 distribution plan–Class C	101,496	965,521
12b-1 distribution plan–Class F	5	6
12b-1 distribution plan–Class P	23	18,333
12b-1 distribution plan–Class R2	29	30
12b-1 distribution plan–Class R3	108	324
Shareholder servicing	96,992	985,299
Professional	14,806	20,275
Reports to shareholders	7,471	127,365
Custody	3,969	15,763
Trustees' fees	1,104	17,467
Registration	53,516	95,482
Other	1,319	21,536
Gross expenses	472,667	5,443,386
Expense reductions (See Note 7)	(972)	(15,056)
Expenses assumed by advisor (See Note 3)	–	(533,268)
Expenses assumed by Underlying Funds (See Note 3)	(178,205)	(1,268,131)
Management fee waived (See Note 3)	(46,092)	(703,181)
Net expenses	247,398	2,923,750
Net investment income	2,558,364	27,179,733
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	971,680	32,595,435
Net realized gain (loss) on investments	(11,743)	437,485
Net change in unrealized depreciation on investments	(3,822,169)	(99,465,127)
Net realized and unrealized loss	(2,862,232)	(66,432,207)
Net Decrease in Net Assets Resulting From Operations	$(303,868)	$(39,252,474)

See Notes to Financial Statements.
23

Statement of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2008

	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$297,868	$5,901,056
Interest	5,812	10,884
Total investment income	303,680	5,911,940
Expenses:
Management fees	38,654	202,251
12b-1 distribution plan–Class A	88,374	521,919
12b-1 distribution plan–Class B	30,097	131,598
12b-1 distribution plan–Class C	97,945	396,879
12b-1 distribution plan–Class F	5	7
12b-1 distribution plan–Class P	242	65
12b-1 distribution plan–Class R2	28	28
12b-1 distribution plan–Class R3	67	139
Shareholder servicing	113,844	375,459
Professional	14,202	18,124
Reports to shareholders	6,376	33,498
Custody	4,175	7,086
Trustees' fees	723	4,871
Registration	42,377	71,837
Other	109	4,785
Gross expenses	437,218	1,768,546
Expense reductions (See Note 7)	(795)	(4,422)
Expenses assumed by Underlying Funds (See Note 3)	(181,012)	(511,238)
Management fee waived (See Note 3)	(38,654)	(202,251)
Net expenses	216,757	1,050,635
Net investment income	86,923	4,861,305
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	2,296,206	12,961,566
Net realized gain (loss) on investments	(31,226)	162,154
Net change in unrealized depreciation on investments	(4,542,900)	(28,126,647)
Net realized and unrealized loss	(2,277,920)	(15,002,927)
Net Decrease in Net Assets Resulting From Operations	$(2,190,997)	$(10,141,622)

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

	Diversified Income Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$2,558,364	$3,399,306
Capital gains received from Underlying Funds	971,680	939,488
Net realized gain (loss) on investments	(11,743)	102,934
Net change in unrealized depreciation on investments	(3,822,169)	(2,598,582)
Net increase (decrease) in net assets resulting from operations	(303,868)	1,843,146
Distributions to shareholders from:
Net investment income
Class A	(2,063,104)	(2,495,700)
Class B	(174,180)	(196,483)
Class C	(565,664)	(668,983)
Class F	(317)	(89)
Class I	(3,185)	(4,063)
Class P	(318)	(280)
Class R2	(291)	(80)
Class R3	(1,196)	(82)
Net realized gain
Class A	(520,237)	(64,980)
Class B	(49,556)	(6,180)
Class C	(164,108)	(21,895)
Class F	(81)	–
Class I	(829)	(80)
Class P	(78)	(2)
Class R2	(81)	–
Class R3	(81)	–
Total distributions to shareholders	(3,543,306)	(3,458,897)
Capital share transactions (Net of shares conversions) (See Note 10):
Net proceeds from sales of shares	21,425,292	57,010,317
Reinvestment of distributions	2,998,041	2,767,042
Cost of shares reacquired	(11,872,810)	(13,148,198)
Net increase in net assets resulting from capital share transactions	12,550,523	46,629,161
Net increase in net assets	8,703,349	45,013,410
NET ASSETS:
Beginning of period	$89,273,537	$44,260,127
End of period	$97,976,886	$89,273,537
Undistributed (distributions in excess of) net investment income	$(4,915)	$244,976

See Notes to Financial Statements.
25

Statements of Changes in Net Assets (continued)

	Balanced Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$27,179,733	$39,613,148
Capital gains received from Underlying Funds	32,595,435	40,938,094
Net realized gain on investments	437,485	23,102,572
Net change in unrealized depreciation on investments	(99,465,127)	(4,720,301)
Net increase (decrease) in net assets resulting from operations	(39,252,474)	98,933,513
Distributions to shareholders from:
Net investment income
Class A	(35,194,231)	(35,312,151)
Class B	(3,290,470)	(3,198,343)
Class C	(5,585,480)	(4,846,741)
Class F	(335)	(51)
Class I	(33,128)	(29,986)
Class P	(262,110)	(208,568)
Class R2	(305)	(42)
Class R3	(3,072)	(44)
Net realized gain
Class A	(47,914,988)	(29,410,414)
Class B	(5,098,859)	(3,407,312)
Class C	(8,507,216)	(4,709,525)
Class F	(438)	–
Class I	(39,426)	(21,855)
Class P	(366,828)	(111,240)
Class R2	(436)	–
Class R3	(437)	–
Total distributions to shareholders	(106,297,759)	(81,256,272)
Capital share transactions (Net of shares conversions) (See Note 10):
Net proceeds from sales of shares	168,775,093	311,079,644
Reinvestment of distributions	98,338,934	74,980,451
Cost of shares reacquired	(137,314,336)	(240,557,399)
Net increase in net assets resulting from capital share transactions	129,799,691	145,502,696
Net increase (decrease) in net assets	(15,750,542)	163,179,937
NET ASSETS:
Beginning of period	$1,453,375,880	$1,290,195,943
End of period	$1,437,625,338	$1,453,375,880
Undistributed (distributions in excess of) net investment income	$(13,583,864)	$3,605,534

See Notes to Financial Statements.
26

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$86,923	$92,267
Capital gains received from Underlying Funds	2,296,206	2,818,901
Net realized gain (loss) on investments	(31,226)	264,574
Net change in unrealized appreciation (depreciation) on investments	(4,542,900)	628,291
Net increase (decrease) in net assets resulting from operations	(2,190,997)	3,804,033
Distributions to shareholders from:
Net investment income
Class A	(385,643)	(144,557)
Class B	(30,623)	(12,717)
Class C	(113,973)	(19,470)
Class F	(107)	–
Class I	(13,019)	(2,352)
Class P	(456)	(68)
Class R2	(99)	–
Class R3	(101)	–
Net realized gain
Class A	(1,571,504)	(46,179)
Class B	(211,329)	(4,288)
Class C	(667,147)	(6,631)
Class F	(362)	–
Class I	(43,164)	(736)
Class P	(3,684)	(24)
Class R2	(361)	–
Class R3	(361)	–
Total distributions to shareholders	(3,041,933)	(237,022)
Capital share transactions (Net of shares conversions) (See Note 10):
Net proceeds from sales of shares	41,310,037	54,466,929
Reinvestment of distributions	2,792,610	190,845
Cost of shares reacquired	(6,153,978)	(5,024,105)
Net increase in net assets resulting from capital share transactions	37,948,669	49,633,669
Net increase in net assets	32,715,739	53,200,680
NET ASSETS:
Beginning of period	$63,781,059	$10,580,379
End of period	$96,496,798	$63,781,059
Undistributed net investment income	$86,247	$543,345

See Notes to Financial Statements.
27

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$4,861,305	$4,309,599
Capital gains received from Underlying Funds	12,961,566	16,059,021
Net realized gain on investments	162,154	10,412,169
Net change in unrealized depreciation on investments and futures contracts	(28,126,647)	(2,909,758)
Net increase (decrease) in net assets resulting from operations	(10,141,622)	27,871,031
Distributions to shareholders from:
Net investment income
Class A	(4,067,378)	(4,624,549)
Class B	(275,166)	(316,011)
Class C	(834,270)	(904,210)
Class F	(144)	–
Class I	(5,601)	(30,481)
Class P	(409)	(660)
Class R2	(118)	–
Class R3	(229)	–
Net realized gain
Class A	(16,727,157)	(363,862)
Class B	(1,500,498)	(34,423)
Class C	(4,579,463)	(95,135)
Class F	(571)	–
Class I	(19,567)	(2,276)
Class P	(1,901)	(58)
Class R2	(569)	–
Class R3	(569)	–
Total distributions to shareholders	(28,013,610)	(6,371,665)
Capital share transactions (Net of shares conversions) (See Note 10):
Net proceeds from sales of shares	107,234,523	179,767,753
Reinvestment of distributions	26,472,105	5,861,710
Cost of shares reacquired	(35,782,540)	(41,351,800)
Net increase in net assets resulting from capital share transactions	97,924,088	144,277,663
Net increase in net assets	59,768,856	165,777,029
NET ASSETS:
Beginning of period	$386,615,072	$220,838,043
End of period	$446,383,928	$386,615,072
Undistributed net investment income	$1,792,620	$2,114,630

See Notes to Financial Statements.
28

Financial Highlights

DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended 11/30		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.49		$15.69	$14.93	$15.00
Investment operations:
Net investment income(b)	.42		.79	.69	.23
Net realized and unrealized gain (loss)	(.49)		(.17)	.73	(.11)
Total from investment operations	(.07)		.62	1.42	.12
Distributions to shareholders from:
Net investment income	(.47)		(.79)	(.66)	(.19)
Net realized gain	(.13)		(.03)	–	–
Total distributions	(.60)		(.82)	(.66)	(.19)
Net asset value, end of period	$14.82		$15.49	$15.69	$14.93
Total Return(c)	(.45	)%(d)	4.00%	9.78%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(d)	.35%	.35%	.34	%(e)
Expenses, including expense reductions and expenses assumed and waived	.17	%(d)	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.41	%(d)	.79%	.83%	8.13	%(e)
Net investment income	2.86	%(d)	4.98%	4.56%	5.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$69,755		$63,034	$30,867	$6,403
Portfolio turnover rate	4.88	%(d)	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
29

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended 11/30		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.61		$15.78	$14.92	$15.00
Investment operations:
Net investment income(b)	.38		.69	.61	.18
Net realized and unrealized gain (loss)	(.50)		(.17)	.72	(.10)
Total from investment operations	(.12)		.52	1.33	.08
Distributions to shareholders from:
Net investment income	(.42)		(.66)	(.47)	(.16)
Net realized gain	(.13)		(.03)	–	–
Total distributions	(.55)		(.69)	(.47)	(.16)
Net asset value, end of period	$14.94		$15.61	$15.78	$14.92
Total Return(c)	(.78	)%(d)	3.33%	9.07%	.55	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	1.00%	.96	%(e)
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.74	%(d)	1.44%	1.48%	10.03	%(e)
Net investment income	2.54	%(d)	4.35%	3.98%	4.29	%(e)
Supplemental Data:
Net assets, end of period (000)	$6,519		$6,063	$2,974	$326
Portfolio turnover rate	4.88	%(d)	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
30

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended 11/30		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.62		$15.79	$14.91	$15.00
Investment operations:
Net investment income(b)	.38		.69	.60	.18
Net realized and unrealized gain (loss)	(.49)		(.17)	.73	(.10)
Total from investment operations	(.11)		.52	1.33	.08
Distributions to shareholders from:
Net investment income	(.42)		(.66)	(.45)	(.17)
Net realized gain	(.13)		(.03)	–	–
Total distributions	(.55)		(.69)	(.45)	(.17)
Net asset value, end of period	$14.96		$15.62	$15.79	$14.91
Total Return(c)	(.72	)%(d)	3.31%	9.05%	.57	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	1.00%	.99	%(e)
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.74	%(d)	1.44%	1.48%	6.26	%(e)
Net investment income	2.56	%(d)	4.35%	3.93%	3.88	%(e)
Supplemental Data:
Net assets, end of period (000)	$21,459		$20,037	$10,379	$2,525
Portfolio turnover rate	4.88	%(d)	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
31

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.48		$15.82
Investment operations:
Net investment income(b)	.45		.12
Net realized and unrealized loss	(.50)		(.32)
Total from investment operations	(.05)		(.20)
Distributions to shareholders from:
Net investment income	(.49)		(.14)
Net realized gain	(.13)		–
Total distributions	(.62)		(.14)
Net asset value, end of period	$14.81		$15.48
Total Return(c)	(.33	)%(d)	(1.28	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.06	%(d)	.02	%(d)
Expenses, including expense reductions and expenses assumed and waived	.06	%(d)	.02	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.30	%(d)	.12	%(d)
Net investment income	3.03	%(d)	.77	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	4.88	%(d)	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
32

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended 11/30		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.44		$15.63	$14.95	$15.00
Investment operations:
Net investment income(b)	.46		.82	.85	.15
Net realized and unrealized gain (loss)	(.51)		(.15)	.61	.01
Total from investment operations	(.05)		.67	1.46	.16
Distributions to shareholders from:
Net investment income	(.49)		(.83)	(.78)	(.21)
Net realized gain	(.13)		(.03)	–	–
Total distributions	(.62)		(.86)	(.78)	(.21)
Net asset value, end of period	$14.77		$15.44	$15.63	$14.95
Total Return(c)	(.28	)%(d)	4.35%	10.06%	1.07	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.01%	.01	%†(e)
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.24	%(d)	.44%	.54%	7.31	%†(e)
Net investment income	3.12	%(d)	5.23%	5.58%	3.88	%†(e)
Supplemental Data:
Net assets, end of period (000)	$99		$101	$39	$1
Portfolio turnover rate	4.88	%(d)	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
33

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2008		Year Ended 11/30		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.59		$15.77	$14.96	$15.00
Investment operations:
Net investment income(b)	.41		.75	.73	.15
Net realized and unrealized gain (loss)	(.49)		(.13)	.74	(.03)
Total from investment operations	(.08)		.62	1.47	.12
Distributions to shareholders from:
Net investment income	(.46)		(.77)	(.66)	(.16)
Net realized gain	(.13)		(.03)	–	–
Total distributions	(.59)		(.80)	(.66)	(.16)
Net asset value, end of period	$14.92		$15.59	$15.77	$14.96
Total Return(c)	(.50	)%(d)	3.95%	10.07%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.22	%(d)	.45%	.45%	.37	%†(e)
Expenses, including expense reductions and expenses assumed and waived	.22	%(d)	.45%	.45%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.46	%(d)	.89%	.56%	7.67	%†(e)
Net investment income	2.78	%(d)	4.72%	4.82%	3.52	%†(e)
Supplemental Data:
Net assets, end of period (000)	$12		$9	$1	$1
Portfolio turnover rate	4.88	%(d)	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
34

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.49		$15.82
Investment operations:
Net investment income(b)	.41		.11
Net realized and unrealized loss	(.50)		(.31)
Total from investment operations	(.09)		(.20)
Distributions to shareholders from:
Net investment income	(.45)		(.13)
Net realized gain	(.13)		–
Total distributions	(.58)		(.13)
Net asset value, end of period	$14.82		$15.49
Total Return(c)	(.58	)%(d)	(1.29	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.30	%(d)	.10	%(d)
Expenses, including expense reductions and expenses assumed and waived	.30	%(d)	.10	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.54	%(d)	.20	%(d)
Net investment income	2.79	%(d)	.70	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	4.88	%(d)	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
35

Financial Highlights (concluded)

DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.49		$15.82
Investment operations:
Net investment income(b)	.28		.11
Net realized and unrealized loss	(.37)		(.31)
Total from investment operations	(.09)		(.20)
Distributions to shareholders from:
Net investment income	(.45)		(.13)
Net realized gain	(.13)		–
Total distributions	(.58)		(.13)
Net asset value, end of period	$14.82		$15.49
Total Return(c)	(.53	)%(d)	(1.28	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.25	%(d)	.09	%(d)
Expenses, including expense reductions and expenses assumed and waived	.25	%(d)	.09	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.49	%(d)	.19	%(d)
Net investment income	1.87	%(d)	.72	%(d)
Supplemental Data:
Net assets, end of period (000)	$113		$10
Portfolio turnover rate	4.88	%(d)	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
36

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$12.27		$12.13	$11.53	$11.53	$10.58	$9.67
Investment operations:
Net investment income(a)	.22		.36	.35	.35	.37	.35
Net realized and unrealized gain (loss)	(.53)		.53	.99	.12	.91	1.04
Total from investment operations	(.31)		.89	1.34	.47	1.28	1.39
Distributions to shareholders from:
Net investment income	(.37)		(.40)	(.40)	(.37)	(.33)	(.32)
Net realized gain	(.52)		(.35)	(.34)	(.10)	– (c)	(.16)
Total distributions	(.89)		(.75)	(.74)	(.47)	(.33)	(.48)
Net asset value, end of period	$11.07		$12.27	$12.13	$11.53	$11.53	$10.58
Total Return(b)	(2.65	)%(d)	7.66%	12.12%	4.12%	12.29%	15.19%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.14	%(d)	.32%	.35%	.35%	.37%	.40%
Expenses, including expense reductions and expenses assumed and waived	.14	%(d)	.32%	.35%	.35%	.37%	.40%
Expenses, excluding expense reductions and expenses assumed and waived	.32	%(d)	.63%	.64%	.65%	.80%	1.40%
Net investment income	2.00	%(d)	2.98%	3.04%	3.03%	3.35%	3.50%
Supplemental Data:
Net assets, end of period (000)	$1,118,544		$1,124,757	$1,009,374	$879,442	$704,342	$399,266
Portfolio turnover rate	4.50	%(d)	40.85%	.00%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) Not annualized.

See Notes to Financial Statements.
37

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$12.25		$12.12	$11.52	$11.52	$10.57	$9.67
Investment operations:
Net investment income(a)	.19		.28	.27	.27	.30	.28
Net realized and unrealized gain (loss)	(.54)		.52	.99	.13	.91	1.05
Total from investment operations	(.35)		.80	1.26	.40	1.21	1.33
Distributions to shareholders from:
Net investment income	(.33)		(.32)	(.32)	(.30)	(.26)	(.27)
Net realized gain	(.52)		(.35)	(.34)	(.10)	– (c)	(.16)
Total distributions	(.85)		(.67)	(.66)	(.40)	(.26)	(.43)
Net asset value, end of period	$11.05		$12.25	$12.12	$11.52	$11.52	$10.57
Total Return(b)	(3.00	)%(d)	6.90%	11.42%	3.49%	11.64%	14.40%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.46	%(d)	.97%	1.00%	1.00%	1.01%	1.04%
Expenses, including expense reductions and expenses assumed and waived	.46	%(d)	.97%	1.00%	1.00%	1.01%	1.04%
Expenses, excluding expense reductions and expenses assumed and waived	.64	%(d)	1.28%	1.29%	1.30%	1.50%	2.04%
Net investment income	1.72	%(d)	2.34%	2.36%	2.38%	2.68%	2.86%
Supplemental Data:
Net assets, end of period (000)	$112,028		$120,103	$116,482	$104,715	$84,783	$52,943
Portfolio turnover rate	4.50	%(d)	40.85%	.00%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) Not annualized.

See Notes to Financial Statements.
38

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$12.23		$12.10	$11.50	$11.51	$10.56	$9.66
Investment operations:
Net investment income(a)	.18		.28	.29	.28	.30	.28
Net realized and unrealized gain (loss)	(.53)		.53	.98	.11	.92	1.05
Total from investment operations	(.35)		.81	1.27	.39	1.22	1.33
Distributions to shareholders from:
Net investment income	(.33)		(.33)	(.33)	(.30)	(.27)	(.27)
Net realized gain	(.52)		(.35)	(.34)	(.10)	– (c)	(.16)
Total distributions	(.85)		(.68)	(.67)	(.40)	(.27)	(.43)
Net asset value, end of period	$11.03		$12.23	$12.10	$11.50	$11.51	$10.56
Total Return(b)	(2.99	)%(d)	6.95%	11.46%	3.43%	11.68%	14.39%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.46	%(d)	.97%	1.00%	1.00%	1.01%	1.04%
Expenses, including expense reductions and expenses assumed and waived	.46	%(d)	.97%	1.00%	1.00%	1.01%	1.04%
Expenses, excluding expense reductions and expenses assumed and waived	.64	%(d)	1.29%	1.29%	1.30%	1.49%	2.04%
Net investment income	1.67	%(d)	2.32%	2.49%	2.50%	2.75%	2.86%
Supplemental Data:
Net assets, end of period (000)	$197,363		$198,510	$159,864	$119,578	$82,232	$42,090
Portfolio turnover rate	4.50	%(d)	40.85%	.00%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) Not annualized.

See Notes to Financial Statements.
39

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.27		$11.99
Investment operations:
Net investment income(b)			.00	(g)
Net realized and unrealized gain			.16
Total from investment operations			.16
Net asset value on SEC Effective Date, September 14, 2007			$12.15
Investment operations:
Net investment income(b)	.22		.09
Net realized and unrealized gain (loss)	(.51)		.09
Total from investment operations	(.29)		.18
Distributions to shareholders from:
Net investment income	(.39)		(.06)
Net realized gain	(.52)		–
Total distributions	(.91)		(.06)
Net asset value, end of period	$11.07		$12.27
Total Return(c)			1.33	%(d)(e)
Total Return(c)	(2.51	)%(d)	1.48	%(d)(f)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.04	%(d)	.00	%(d)
Expenses, including expense reductions and expenses assumed and waived	.04	%(d)	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.21	%(d)	.09	%(d)
Net investment income	1.99	%(d)	.72	%(d)
Supplemental Data:
Net assets, end of period (000)	$22		$10
Portfolio turnover rate	4.50	%(d)	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 7, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period September 7, 2007 through September 14, 2007.

(f) Total return for the period September 14, 2007 through November 30, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.
40

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended 11/30			10/20/2004(a) to
	(unaudited)		2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$12.28		$12.14	$11.54	$11.53	$11.01
Investment operations:
Net investment income(b)	.23		.41	.41	.38	.14
Net realized and unrealized gain (loss)	(.52)		.52	.97	.13	.41
Total from investment operations	(.29)		.93	1.38	.51	.55
Distributions to shareholders from:
Net investment income	(.39)		(.44)	(.44)	(.40)	(.03)
Net realized gain	(.52)		(.35)	(.34)	(.10)	–
Total distributions	(.91)		(.79)	(.78)	(.50)	(.03)
Net asset value, end of period	$11.08		$12.28	$12.14	$11.54	$11.53
Total Return(c)	(2.46	)%(d)	8.02%	12.49%	4.57%	4.95	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.00%	.00%	.00	%(d)
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.14	%(d)	.29%	.29%	.30%	.05	%(d)
Net investment income	2.04	%(d)	3.34%	3.57%	3.32%	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$981		$1,289	$739	$531	$441
Portfolio turnover rate	4.50	%(d)	40.85%	.00%	.00%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
41

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2008		Year Ended 11/30				12/31/2002(a) to
	(unaudited)		2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.23		$12.10	$11.50	$11.51	$10.57	$9.15
Investment operations:
Net investment income(b)	.22		.33	.37	.41	.51	.34
Net realized and unrealized gain (loss)	(.54)		.54	.96	.04	.76	1.34
Total from investment operations	(.32)		.87	1.33	.45	1.27	1.68
Distributions to shareholders from:
Net investment income	(.36)		(.39)	(.39)	(.36)	(.33)	(.26)
Net realized gain	(.52)		(.35)	(.34)	(.10)	– (e)	–
Total distributions	(.88)		(.74)	(.73)	(.46)	(.33)	(.26)
Net asset value, end of period	$11.03		$12.23	$12.10	$11.50	$11.51	$10.57
Total Return(c)	(2.71	)%(d)	7.51%	12.06%	4.00%	12.21%	18.69	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.19	%(d)	.42%	.45%	.45%	.45%	.45	%†(d)
Expenses, including expense reductions and expenses assumed and waived	.19	%(d)	.42%	.45%	.45%	.45%	.45	%†(d)
Expenses, excluding expense reductions and expenses assumed and waived	.37	%(d)	.74%	.74%	.75%	.83%	1.36	%†(d)
Net investment income	1.98	%(d)	2.74%	3.18%	3.59%	4.63%	3.12	%†(d)
Supplemental Data:
Net assets, end of period (000)	$8,337		$8,686	$3,737	$2,520	$715	$26
Portfolio turnover rate	4.50	%(d)	40.85%	.00%	.00%	.00%	.00	%(d)

† The ratios have been determined on a Fund basis.

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $.01.

See Notes to Financial Statements.
42

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.27		$11.99
Investment operations:
Net investment income(b)			.00	(g)
Net realized and unrealized gain			.16
Total from investment operations			.16
Net asset value on SEC Effective Date, September 14, 2007			$12.15
Investment operations:
Net investment income(b)	.21		.08
Net realized and unrealized gain (loss)	(.54)		.09
Total from investment operations	(.33)		.17
Distributions to shareholders from:
Net investment income	(.35)		(.05)
Net realized gain	(.52)		–
Total distributions	(.87)		(.05)
Net asset value, end of period	$11.07		$12.27
Total Return(c)			1.33	%(d)(e)
Total Return(c)	(2.78	)%(d)	1.39	%(d)(f)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.25	%(d)	.11	%(d)
Expenses, including expense reductions and expenses assumed and waived	.25	%(d)	.11	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.43	%(d)	.20	%(d)
Net investment income	1.90	%(d)	.61	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	4.50	%(d)	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 7, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period September 7, 2007 through September 14, 2007.

(f) Total return for the period September 14, 2007 through November 30, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.
43

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.27		$11.99
Investment operations:
Net investment income(b)			.00	(g)
Net realized and unrealized gain			.16
Total from investment operations			.16
Net asset value on SEC Effective Date, September 14, 2007			$12.15
Investment operations:
Net investment income(b)	.09		.08
Net realized and unrealized gain (loss)	(.41)		.09
Total from investment operations	(.32)		.17
Distributions to shareholders from:
Net investment income	(.36)		(.05)
Net realized gain	(.52)		–
Total distributions	(.88)		(.05)
Net asset value, end of period	$11.07		$12.27
Total Return(c)			1.33	%(d)(e)
Total Return(c)	(2.72	)%(d)	1.41	%(d)(f)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.23	%(d)	.08	%(d)
Expenses, including expense reductions and expenses assumed and waived	.23	%(d)	.08	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.39	%(d)	.17	%(d)
Net investment income	.81	%(d)	.64	%(d)
Supplemental Data:
Net assets, end of period (000)	$340		$10
Portfolio turnover rate	4.50%		40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 7, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period September 7, 2007 through September 14, 2007.

(f) Total return for the period September 14, 2007 through November 30, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.
44

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2008 (unaudited)		Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.26		$16.48	$15.00
Investment operations:
Net investment income(b)	.03		.09	.01
Net realized and unrealized gain (loss)	(.79)		1.98	1.47
Total from investment operations	(.76)		2.07	1.48
Distributions to shareholders from:
Net investment income	(.16)		(.22)	-
Net realized gain	(.67)		(.07)	-
Total distributions	(.83)		(.29)	-
Net asset value, end of period	$16.67		$18.26	$16.48
Total Return(c)	(4.35	)%(d)	12.80%	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(d)	.35%	.34	%(e)
Expenses, including expense reductions and expenses assumed and waived	.17	%(d)	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.45	%(d)	1.04%	2.58	%(e)
Net investment income	.21	%(d)	.48%	.12	%(e)
Supplemental Data:
Net assets, end of period (000)	$63,876		$40,864	$8,432
Portfolio turnover rate	1.57	%(d)	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
45

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2008 (unaudited)		Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.11		$16.44	$15.00
Investment operations:
Net investment loss(b)	(.01)		(.04)	(.03)
Net realized and unrealized gain (loss)	(.80)		1.99	1.47
Total from investment operations	(.81)		1.95	1.44
Distributions to shareholders from:
Net investment income	(.10)		(.21)	-
Net realized gain	(.67)		(.07)	-
Total distributions	(.77)		(.28)	-
Net asset value, end of period	$16.53		$18.11	$16.44
Total Return(c)	(4.69	)%(d)	12.09%	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.78	%(d)	1.70%	2.91	%(e)
Net investment loss	(.08	)%(d)	(.25)%	(.43	)%(e)
Supplemental Data:
Net assets, end of period (000)	$7,314		$5,446	$745
Portfolio turnover rate	1.57	%(d)	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
46

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2008 (unaudited)		Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.11		$16.44	$15.00
Investment operations:
Net investment loss(b)	(.01)		(.05)	(.03)
Net realized and unrealized gain (loss)	(.81)		2.00	1.47
Total from investment operations	(.82)		1.95	1.44
Distributions to shareholders from:
Net investment income	(.11)		(.21)	-
Net realized gain	(.67)		(.07)	-
Total distributions	(.78)		(.28)	-
Net asset value, end of period	$16.51		$18.11	$16.44
Total Return(c)	(4.71	)%(d)	12.08%	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.78	%(d)	1.70%	2.81	%(e)
Net investment loss	(.09	)%(d)	(.28)%	(.45	)%(e)
Supplemental Data:
Net assets, end of period (000)	$23,901		$16,992	$1,232
Portfolio turnover rate	1.57	%(d)	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
47

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.27		$18.53
Investment operations:
Net investment income(b)	.07		.04
Net realized and unrealized loss	(.81)		(.30)
Total from investment operations	(.74)		(.26)
Distributions to shareholders from:
Net investment income	(.20)		-
Net realized gain	(.67)		-
Total distributions	(.87)		-
Net asset value, end of period	$16.66		$18.27
Total Return(c)	(4.27	)%(d)	(1.40	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.06	%(d)	.02	%(d)
Expenses, including expense reductions and expenses assumed and waived	.06	%(d)	.02	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.34	%(d)	.16	%(d)
Net investment income	.41	%(d)	.21	%(d)
Supplemental Data:
Net assets, end of period (000)	$9		$10
Portfolio turnover rate	1.57	%(d)	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
48

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2008 (unaudited)		Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.35		$16.51	$15.00
Investment operations:
Net investment income(b)	.08		.19	.04
Net realized and unrealized gain (loss)	(.82)		1.95	1.47
Total from investment operations	(.74)		2.14	1.51
Distributions to shareholders from:
Net investment income	(.20)		(.23)	-
Net realized gain	(.67)		(.07)	-
Total distributions	(.87)		(.30)	-
Net asset value, end of period	$16.74		$18.35	$16.51
Total Return(c)	(4.23	)%(d)	13.20%	10.07	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.00	%(e)(f)
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00	%(d)(f)
Expenses, excluding expense reductions and expenses assumed and waived	.28	%(d)	.67%	2.79	%(e)
Net investment income	.50	%(d)	1.06%	.64	%(e)
Supplemental Data:
Net assets, end of period (000)	$1,196		$351	$167
Portfolio turnover rate	1.57	%(d)	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

(f) Amount is less than 0.01%.

See Notes to Financial Statements.
49

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2008 (unaudited)		Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$18.26		$16.48	$15.00
Investment operations:
Net investment income (loss)(b)	.03		(.02)	-	(e)
Net realized and unrealized gain (loss)	(.80)		2.07	1.48
Total from investment operations	(.77)		2.05	1.48
Distributions to shareholders from:
Net investment income	(.08)		(.20)	-
Net realized gain	(.67)		(.07)	-
Total distributions	(.75)		(.27)	-
Net asset value, end of period	$16.74		$18.26	$16.48
Total Return(c)	(4.39	)%(d)	12.66%	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.22	%(d)	.45%	.43	%(f)
Expenses, including expense reductions and expenses assumed and waived	.22	%(d)	.45%	.18	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.51	%(d)	1.08%	13.53	%(f)
Net investment income (loss)	.20	%(d)	(.12)%	(.05	)%(f)
Supplemental Data:
Net assets, end of period (000)	$126		$99	$6
Portfolio turnover rate	1.57	%(d)	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $(0.01).

(f) Annualized.

See Notes to Financial Statements.
50

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.26		$18.53
Investment operations:
Net investment income(b)	.03		.03
Net realized and unrealized loss	(.82)		(.30)
Total from investment operations	(.79)		(.27)
Distributions to shareholders from:
Net investment income	(.18)		-
Net realized gain	(.67)		-
Total distributions	(.85)		-
Net asset value, end of period	$16.62		$18.26
Total Return(c)	(4.52	)%(d)	(1.46	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.30	%(d)	.10	%(d)
Expenses, including expense reductions and expenses assumed and waived	.30	%(d)	.10	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.58	%(d)	.24	%(d)
Net investment income	.18	%(d)	.15	%(d)
Supplemental Data:
Net assets, end of period (000)	$9		$10
Portfolio turnover rate	1.57	%(d)	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
51

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.26		$18.53
Investment operations:
Net investment gain (loss)(b)	(.01)		.03
Net realized and unrealized loss	(.76)		(.30)
Total from investment operations	(.77)		(.27)
Distributions to shareholders from:
Net investment income	(.19)		-
Net realized gain	(.67)		-
Total distributions	(.86)		-
Net asset value, end of period	$16.63		$18.26
Total Return(c)	(4.45	)%(d)	(1.46	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.25	%(d)	.08	%(d)
Expenses, including expense reductions and expenses assumed and waived	.25	%(d)	.08	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.53	%(d)	.22	%(d)
Net investment income (loss)	(.07	)%(d)	.17	%(d)
Supplemental Data:
Net assets, end of period (000)	$65		$10
Portfolio turnover rate	1.57	%(d)	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
52

Financial Highlights

GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.71		$17.38	$15.62	$15.00
Investment operations:
Net investment income(b)	.21		.29	.16	.05
Net realized and unrealized gain (loss)	(.71)		1.51	1.80	.62
Total from investment operations	(.50)		1.80	1.96	.67
Distributions to shareholders from:
Net investment income	(.24)		(.43)	(.20)	(.05)
Net realized gain	(1.08)		(.04)	-	-
Total distributions	(1.32)		(.47)	(.20)	(.05)
Net asset value, end of period	$16.89		$18.71	$17.38	$15.62
Total Return(c)	(2.81	)%(d)	10.56%	12.68%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(d)	.35%	.35%	.33	%(e)
Expenses, including expense reductions and expenses assumed and waived	.17	%(d)	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.35	%(d)	.72%	.71%	2.58	%(e)
Net investment income	1.28	%(d)	1.60%	.98%	1.17	%(e)
Supplemental Data:
Net assets, end of period (000)	$330,953		$282,545	$162,563	$26,193
Portfolio turnover rate	3.73	%(d)	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
53

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.61		$17.30	$15.59	$15.00
Investment operations:
Net investment income(b)	.16		.17	.05	.01
Net realized and unrealized gain (loss)	(.72)		1.51	1.80	.62
Total from investment operations	(.56)		1.68	1.85	.63
Distributions to shareholders from:
Net investment income	(.18)		(.33)	(.14)	(.04)
Net realized gain	(1.08)		(.04)	-	-
Total distributions	(1.26)		(.37)	(.14)	(.04)
Net asset value, end of period	$16.79		$18.61	$17.30	$15.59
Total Return(c)	(3.14	)%(d)	9.85%	11.92%	4.24	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.68	%(d)	1.37%	1.35%	2.92	%(e)
Net investment income	.97	%(d)	.96%	.31%	.53	%(e)
Supplemental Data:
Net assets, end of period (000)	$29,250		$25,246	$15,132	$2,386
Portfolio turnover rate	3.73	%(d)	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
54

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.61		$17.31	$15.59	$15.00
Investment operations:
Net investment income(b)	.16		.17	.06	.01
Net realized and unrealized gain (loss)	(.72)		1.50	1.80	.62
Total from investment operations	(.56)		1.67	1.86	.63
Distributions to shareholders from:
Net investment income	(.18)		(.33)	(.14)	(.04)
Net realized gain	(1.08)		(.04)	-	-
Total distributions	(1.26)		(.37)	(.14)	(.04)
Net asset value, end of period	$16.79		$18.61	$17.31	$15.59
Total Return(c)	(3.15	)%(d)	9.81%	12.02%	4.23	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.68	%(d)	1.37%	1.36%	2.81	%(e)
Net investment income	.98	%(d)	.92%	.34%	.52	%(e)
Supplemental Data:
Net assets, end of period (000)	$85,502		$77,376	$42,048	$7,017
Portfolio turnover rate	3.73	%(d)	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
55

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.72		$19.00
Investment operations:
Net investment income(b)	.24		.08
Net realized and unrealized loss	(.73)		(.36)
Total from investment operations	(.49)		(.28)
Distributions to shareholders from:
Net investment income	(.26)		-
Net realized gain	(1.08)		-
Total distributions	(1.34)		-
Net asset value, end of period	$16.89		$18.72
Total Return(c)	(2.74	)%(d)	(1.47	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.09	%(d)	.03	%(d)
Expenses, including expense reductions and expenses assumed and waived	.09	%(d)	.02	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.26	%(d)	.10	%(d)
Net investment income	1.42	%(d)	.44	%(d)
Supplemental Data:
Net assets, end of period (000)	$13		$10
Portfolio turnover rate	3.73	%(d)	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
56

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended		6/29/2005(a) to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.77		$17.43	$15.64	$15.00
Investment operations:
Net investment income(b)	.20		.38	.34	.07
Net realized and unrealized gain (loss)	(.68)		1.49	1.69	.62
Total from investment operations	(.48)		1.87	2.03	.69
Distributions to shareholders from:
Net investment income	(.27)		(.49)	(.24)	(.05)
Net realized gain	(1.08)		(.04)	-	-
Total distributions	(1.35)		(.53)	(.24)	(.05)
Net asset value, end of period	$16.94		$18.77	$17.43	$15.64
Total Return(c)	(2.68	)%(d)	10.94%	13.09%	4.63	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.00%	.01	%†(e)(f)
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00%	.00	%(d)(e)
Expenses, excluding expense reductions and expenses assumed and waived	.18	%(d)	.37%	.34%	2.15	%†(f)
Net investment income	1.19	%(d)	2.07%	2.08%	1.15	%†(f)
Supplemental Data:
Net assets, end of period (000)	$407		$1,385	$1,068	$778
Portfolio turnover rate	3.73	%(d)	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than 0.01%.

(f) Annualized.

See Notes to Financial Statements.
57

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended		Year Ended		6/29/2005(a)
	5/31/2008				to
	(unaudited)		2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$18.74		$17.41	$15.63	$15.00
Investment operations:
Net investment income(b)	.24		.29	.10	.05
Net realized and unrealized gain (loss)	(.75)		1.50	1.88	.62
Total from investment operations	(.51)		1.79	1.98	.67
Distributions to shareholders from:
Net investment income	(.23)		(.42)	(.20)	(.04)
Net realized gain	(1.08)		(.04)	-	-
Total distributions	(1.31)		(.46)	(.20)	(.04)
Net asset value, end of period	$16.92		$18.74	$17.41	$15.63
Total Return(c)	(2.86	)%(d)	10.44%	12.74%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.22	%(d)	.45%	.42%	.37	%†(e)
Expenses, including expense reductions and expenses assumed and waived	.22	%(d)	.45%	.42%	.13	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.40	%(d)	.82%	.84%	2.51	%†(e)
Net investment income	1.42	%(d)	1.62%	.59%	.79	%†(e)
Supplemental Data:
Net assets, end of period (000)	$30		$33	$27	$1
Portfolio turnover rate	3.73	%(d)	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
58

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.70		$19.00
Investment operations:
Net investment income(b)	.21		.07
Net realized and unrealized loss	(.74)		(.37)
Total from investment operations	(.53)		(.30)
Distributions to shareholders from:
Net investment income	(.21)		-
Net realized gain	(1.08)		-
Total distributions	(1.29)		-
Net asset value, end of period	$16.88		$18.70
Total Return(c)	(2.95	)%(d)	(1.58	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.30	%(d)	.10	%(d)
Expenses, including expense reductions and expenses assumed and waived	.30	%(d)	.10	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.48	%(d)	.17	%(d)
Net investment income	1.26	%(d)	.37	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	3.73	%(d)	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
59

Financial Highlights (concluded)

GROWTH & INCOME STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.71		$19.00
Investment operations:
Net investment income(b)	.05		.07
Net realized and unrealized loss	(.57)		(.36)
Total from investment operations	(.52)		(.29)
Distributions to shareholders from:
Net investment income	(.22)		-
Net realized gain	(1.08)		-
Total distributions	(1.30)		-
Net asset value, end of period	$16.89		$18.71
Total Return(c)	(2.88	)%(d)	(1.53	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.24	%(d)	.09	%(d)
Expenses, including expense reductions and expenses assumed and waived	.24	%(d)	.08	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.42	%(d)	.16	%(d)
Net investment income	.30	%(d)	.38	%(d)
Supplemental Data:
Net assets, end of period (000)	$219		$10
Portfolio turnover rate	3.73	%(d)	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
60

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Diversified Income Strategy Fund ("Diversified Income Strategy Fund"), Lord Abbett Balanced Strategy Fund ("Balanced Strategy Fund"), Lord Abbett Diversified Equity Strategy Fund ("Diversified Equity Strategy Fund") and Lord Abbett Growth & Income Strategy Fund ("Growth & Income Strategy Fund"), Class A, B, C, F, P, I, R2 and R3 shares. As of October 1, 2007, the Funds' Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' Prospectuses.

Diversified Income Strategy Fund's investment objective is to seek a high level of current income. Balanced Strategy Fund's investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund's investment objective is to seek capital appreciation. Growth & Income Strategy Fund's investment objective is to seek long-term capital appreciation and growth of income. The Funds invest in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

61

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement No. 157, Fair Value Measurements ("SFAS 157"), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

62

Notes to Financial Statements (unaudited)(continued)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing each Fund's investments carried at value:

	Diversified Income Strategy Fund		Balanced Strategy Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$97,372,589	$-	$1,434,410,848	$-
Level 2 – Other Significant
Observable Inputs	397,063	-	828,592	-
Total	$97,769,652	$-	$1,435,239,440	$-
	Diversified Equity Strategy Fund		Growth & Income Strategy Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$96,028,683	$-	$444,225,548	$-
Level 2 – Other Significant
Observable Inputs	730,734	-	960,068	-
Total	$96,759,417	$-	$445,185,616	$-

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

	Management Fees	Contractual Waiver(1)
Diversified Income Strategy Fund	.10%	.10%
Balanced Strategy Fund	.10%	.10%
Diversified Equity Strategy Fund	.10%	.10%
Growth & Income Strategy Fund	.10%	.10%

(1) For the year ended November 30, 2008, Lord Abbett contractually agreed to waive all of its management fees.

63

Notes to Financial Statements (unaudited)(continued)

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Diversified Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.20%
B	1.85%
C	1.85%
F	0.95%
I	0.85%
P	1.30%
R2	1.45%
R3	1.35%

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Balanced Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.10	%(1)
B	1.75	%(2)
C	1.75	%(2)
F	0.85	%(3)
I	0.75	%(4)
P	1.20	%(5)
R2	1.35	%(6)
R3	1.25	%(7)

(1) For the period December 1, 2007 through March 31, 2008, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 0.98% of average daily net assets.

(2) For the period December 1, 2007 through March 31, 2008, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 1.63% of average daily net assets.

(3) For the period December 1, 2007 through March 31, 2008, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 0.73% of average daily net assets.

(4) For the period December 1, 2007 through March 31, 2008, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 0.63% of average daily net assets.

(5) For the period December 1, 2007 through March 31, 2008, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 1.08% of average daily net assets.

(6) For the period December 1, 2007 through March 31, 2008, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 1.23% of average daily net assets.

(7) For the period December 1, 2007 through March 31, 2008, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 1.13% of average daily net assets.

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Diversified Equity Strategy Fund and the Growth & Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25%
I	1.15%
P	1.60%
R2	1.75%
R3	1.65%

64

Notes to Financial Statements (unaudited)(continued)

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by underlying fund on each Fund's Statement of Operations and Receivable from affiliates on each Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plans

The Funds have adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 of shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

*The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2008:

	Distributor Commissions	Dealers' Concessions
Diversified Income Strategy Fund	$53,718	$285,289
Balanced Strategy Fund	488,428	2,562,304
Diversified Equity Strategy Fund	106,439	594,989
Growth & Income Strategy Fund	334,613	1,790,989

Distributor received CDSCs for the six months ended May 31, 2008:

	Class A	Class C
Diversified Income Strategy Fund	$-	$42
Balanced Strategy Fund	5,870	5,838
Diversified Equity Strategy Fund	537	1,248
Growth & Income Strategy Fund	241	2,172

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Diversified Income Strategy Fund and Balanced Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The

65

Notes to Financial Statements (unaudited)(continued)

amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2008 and fiscal year ended November 30, 2007 was as follows:

	Diversified Income Strategy Fund		Balanced Strategy Fund
	Six Months Ended 5/31/2008 (unaudited)	Year Ended 11/30/2007	Six Months Ended 5/31/2008 (unaudited)	Year Ended 11/30/2007
Distributions paid from:
Ordinary income	$3,056,175	$3,365,760	$50,553,747	$43,595,926
Net long-term capital gains	487,131	93,137	55,744,012	37,660,346
Total distributions paid	$3,543,306	$3,458,897	$106,297,759	$81,256,272
	Diversified Equity Strategy Fund		Growth & Income Strategy Fund
	Six Months Ended 5/31/2008 (unaudited)	Year Ended 11/30/2007	Six Months Ended 5/31/2008 (unaudited)	Year Ended 11/30/2007
Distributions paid from:
Ordinary income	$975,262	$178,730	$11,459,704	$5,875,911
Net long-term capital gains	2,066,671	58,292	16,553,906	495,754
Total distributions paid	$3,041,933	$237,022	$28,013,610	$6,371,665

As of May 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Diversified Income Strategy Fund	Balanced Strategy Fund
Tax cost	$103,077,760	$1,448,118,215
Gross unrealized gain	143,079	25,287,196
Gross unrealized loss	(5,451,187)	(38,165,971)
Net unrealized security loss	$(5,308,108)	$(12,878,775)
	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
Tax cost	$100,295,877	$461,513,115
Gross unrealized gain	851,593	7,713,543
Gross unrealized loss	(4,388,053)	(24,041,042)
Net unrealized security loss	$(3,536,460)	$(16,327,499)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

66

Notes to Financial Statements (unaudited)(continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2008 are as follows:

	Purchases	Sales
Diversified Income Strategy Fund	$17,645,725	$4,516,972
Balanced Strategy Fund	136,473,532	54,254,173
Diversified Equity Strategy Fund	38,784,843	1,218,700
Growth & Income Strategy Fund	102,848,523	15,136,501

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

The Funds investments are each concentrated in the Underlying Funds and, as a result, a Fund's performance is directly related to the Underlying Fund's performance. Each Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund's particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds' investments and the net asset values of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

67

Notes to Financial Statements (unaudited)(continued)

Diversified Income Strategy Fund, Balanced Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund's assessment of market conditions or companies held in the Underlying Fund is wrong, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund generally will be invested entirely in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund's more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund's performance.

68

Notes to Financial Statements (unaudited)(continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

DIVERSIFIED INCOME STRATEGY FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	991,301	$14,644,144	2,530,785	$40,063,710
Converted from Class B*	6,751	99,601	3,403	53,405
Reinvestment of distributions	154,385	2,296,328	140,231	2,207,944
Shares reacquired	(515,015)	(7,605,357)	(571,744)	(8,994,714)
Increase	637,422	$9,434,716	2,102,675	$33,330,345
Class B Shares
Shares sold	105,329	$1,566,177	245,763	$3,921,615
Reinvestment of distributions	11,304	169,601	9,303	147,485
Shares reacquired	(61,981)	(918,508)	(51,743)	(822,771)
Converted to Class A*	(6,700)	(99,601)	(3,379)	(53,405)
Increase	47,952	$717,669	199,944	$3,192,924
Class C Shares
Shares sold	343,159	$5,101,929	805,775	$12,865,507
Reinvestment of distributions	34,997	525,660	25,649	406,942
Shares reacquired	(225,668)	(3,335,411)	(206,175)	(3,268,900)
Increase	152,488	$2,292,178	625,249	$10,003,549
Class F Shares			Period Ended November 30, 2007†
Shares sold	-	$4	634	$10,032
Reinvestment of distributions	27	397	6	89
Increase	27	$401	640	$10,121
Class I Shares			Year Ended November 30, 2007
Shares sold	687	$10,019	7,613	$120,251
Reinvestment of distributions	270	4,012	264	4,140
Shares reacquired	(809)	(11,713)	(3,841)	(60,812)
Increase	148	$2,318	4,036	$63,579
Class P Shares
Shares sold	184	$2,731	576.75	$9,150
Reinvestment of distributions	26	394	17.68	280
Shares reacquired	(20)	(298)	(63.98)	(1,001)
Increase	190	$2,827	530.45	$8,429
Class R2 Shares			Period Ended November 30, 2007†
Shares sold	-	$-	633.716	$10,025
Reinvestment of distributions	25	372	5.114	80
Increase	25	$372	638.830	$10,105
Class R3 Shares
Shares sold	7,013	$100,288	634	$10,027
Reinvestment of distributions	86	1,277	5	82
Shares reacquired	(110)	(1,523)	-	-
Increase	6,989	$100,042	639	$10,109

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

69

Notes to Financial Statements (unaudited)(continued)

BALANCED STRATEGY FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,244,396	$124,305,377	17,911,550	$217,119,349
Converted from Class B*	161,717	1,772,856	533,494	6,461,368
Reinvestment of distributions	7,046,537	80,394,831	5,224,265	62,501,265
Shares reacquired	(9,072,636)	(100,034,520)	(15,189,929)	(184,331,552)
Increase	9,380,014	$106,438,544	8,479,380	$101,750,430
Class B Shares
Shares sold	1,035,683	$11,446,623	1,913,264	$23,131,992
Reinvestment of distributions	631,684	7,207,346	472,641	5,635,361
Shares reacquired	(1,174,531)	(12,952,702)	(1,661,281)	(20,146,814)
Converted to Class A*	(161,989)	(1,772,856)	(534,331)	(6,461,368)
Increase	330,847	$3,928,411	190,293	$2,159,171
Class C Shares
Shares sold	2,827,810	$31,226,304	5,315,693	$64,117,266
Reinvestment of distributions	881,607	10,036,326	543,321	6,473,424
Shares reacquired	(2,051,358)	(22,470,296)	(2,836,675)	(34,350,154)
Increase	1,658,059	$18,792,334	3,022,339	$36,240,536
Class F Shares			Period Ended November 30, 2007†
Shares sold	1,120	$12,500	836	$10,025
Reinvestment of distributions	67	770	4	50
Increase	1,187	$13,270	840	$10,075
Class I Shares			Year Ended November 30, 2007
Shares sold	26,310	$289,222	45,993	$558,849
Reinvestment of distributions	6,358	72,539	4,327	51,838
Shares reacquired	(49,123)	(572,466)	(6,206)	(75,198)
Increase (decrease)	(16,455)	$(210,705)	44,114	$535,489
Class P Shares
Shares sold	70,968	$788,489	511,249	$6,122,146
Reinvestment of distributions	54,755	622,871	26,593	318,428
Shares reacquired	(80,137)	(904,857)	(136,514)	(1,653,681)
Increase	45,586	$506,503	401,328	$4,786,893
Class R2 Shares			Period Ended November 30, 2007†
Shares sold	-	$-	834	$10,000
Reinvestment of distributions	65	742	3	42
Increase	65	$742	837	$10,042
Class R3 Shares
Shares sold	65,430	$706,578	835	$10,017
Reinvestment of distributions	320	3,509	4	43
Shares reacquired	(35,867)	(379,495)	-	-
Increase	29,883	$330,592	839	$10,060

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 7, 2007 (commencement of investment operations) to November 30, 2007.

70

Notes to Financial Statements (unaudited)(continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,748,072	$28,606,960	1,931,903	$33,625,334
Converted from Class B*	592	9,569	549	9,797
Reinvestment of distributions	105,466	1,838,219	9,211	150,971
Shares reacquired	(259,439)	(4,178,936)	(215,633)	(3,796,880)
Increase	1,594,691	$26,275,812	1,726,030	$29,989,222
Class B Shares
Shares sold	148,677	$2,417,993	280,269	$4,835,686
Reinvestment of distributions	13,146	227,960	962	15,718
Shares reacquired	(19,520)	(311,352)	(25,286)	(443,495)
Converted to Class A*	(597)	(9,569)	(553)	(9,797)
Increase	141,706	$2,325,032	255,392	$4,398,112
Class C Shares
Shares sold	574,784	$9,329,439	893,588	$15,505,601
Reinvestment of distributions	38,379	664,724	1,283	20,978
Shares reacquired	(104,053)	(1,658,061)	(31,374)	(548,530)
Increase	509,110	$8,336,102	863,497	$14,978,049
Class F Shares			Period Ended November 30, 2007†
Shares sold	-	$-	541.665	$10,037
Reinvestment of distributions	27	467	-	-
Increase	27	$467	541.665	$10,037
Class I Shares			Year Ended November 30, 2007
Shares sold	49,412	$873,728	10,265	$182,846
Reinvestment of distributions	3,214	56,180	188	3,086
Shares reacquired	(322)	(5,421)	(1,433)	(26,470)
Increase	52,304	$924,487	9,020	$159,462
Class P Shares
Shares sold	1,863	$30,085	16,909	$287,424
Reinvestment of distributions	236	4,138	6	92
Shares reacquired	(12)	(200)	(11,828)	(208,730)
Increase	2,087	$34,023	5,087	$78,786
Class R2 Shares			Period Ended November 30, 2007†
Shares sold	-	$-	539.665	$10,000
Reinvestment of distributions	26	460	-	-
Increase	26	$460	539.665	$10,000
Class R3 Shares
Shares sold	3,322	$51,832	539.720	$10,001
Reinvestment of distributions	26	462	-	-
Shares reacquired	-	(8)	-	-
Increase	3,348	$52,286	539.720	$10,001

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

71

Notes to Financial Statements (unaudited)(continued)

GROWTH & INCOME STRATEGY FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,797,706	$80,306,649	7,120,415	$129,230,003
Converted from Class B*	13,337	220,171	22,830	417,019
Reinvestment of distributions	1,166,650	20,243,336	269,374	4,759,894
Shares reacquired	(1,479,329)	(24,548,286)	(1,664,539)	(30,184,462)
Increase	4,498,364	$76,221,870	5,748,080	$104,222,454
Class B Shares
Shares sold	442,200	$7,370,091	620,478	$11,190,086
Reinvestment of distributions	94,481	1,633,016	17,713	308,942
Shares reacquired	(137,702)	(2,246,637)	(133,278)	(2,405,604)
Converted to Class A*	(13,412)	(220,171)	(22,944)	(417,019)
Increase	385,567	$6,536,299	481,969	$8,676,405
Class C Shares
Shares sold	1,153,422	$19,221,290	2,169,178	$39,086,715
Reinvestment of distributions	264,181	4,566,085	43,437	759,402
Shares reacquired	(482,643)	(7,909,143)	(484,762)	(8,731,802)
Increase	934,960	$15,878,232	1,727,853	$31,114,315
Class F Shares			Period Ended November 30, 2007†
Shares sold	210	$3,500	528.316	$10,038
Reinvestment of distributions	41	713	-	-
Increase	251	$4,213	528.316	$10,038
Class I Shares			Year Ended November 30, 2007
Shares sold	6,862	$116,053	12,314	$227,079
Reinvestment of distributions	1,449	25,164	1,850	32,755
Shares reacquired	(58,083)	(1,063,525)	(1,654)	(29,298)
Increase(decrease)	(49,772)	$(922,308)	12,510	$230,536
Class P Shares
Shares sold	85	$1,414	212	$3,831
Reinvestment of distributions	132	2,306	41	717
Shares reacquired	(194)	(3,315)	(37)	(634)
Increase	23	$405	216	$3,914
Class R2 Shares			Period Ended November 30, 2007†
Shares sold	-	$-	526.316	$10,000
Reinvestment of distributions	40	687	-	-
Increase	40	$687	526.316	$10,000
Class R3 Shares
Shares sold	13,087	$215,526	526.370	$10,001
Reinvestment of distributions	47	798	-	-
Shares reacquired	(696)	(11,634)	-	-
Increase	12,438	$204,690	526.370	$10,001

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

72

Notes to Financial Statements (unaudited)(concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the FASB issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective May 31, 2008, the Funds adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Fund's tax returns remain open for examination for the 2004 through 2007 tax fiscal year ends.

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

73

Investments In Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2008 each Fund's long-term investments were allocated among the Underlying Funds as follows:

Diversified Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.49%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	27.23%
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.25%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.01%
Lord Abbett Investment Trust – High Yield Fund – Class I	39.95%
Lord Abbett Investment Trust – Total Return Fund – Class I	10.07%

Balanced Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	24.50%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	15.01%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.14%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.02%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.19%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.11%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	10.31%
Lord Abbett Investment Trust – Total Return Fund – Class I	7.72%

Diversified Equity Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	14.92%
Lord Abbett Securities Trust – All Value Fund – Class I	10.06%
Lord Abbett Developing Growth Fund, Inc. – Class I	5.04%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	10.01%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.79%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.10%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	19.98%
Lord Abbett Large Cap Growth Fund – Class I	10.08%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.02%

Growth & Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	9.99%
Lord Abbett Securities Trust – All Value Fund – Class I	10.05%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	8.00%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.00%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	2.51%
Lord Abbett Investment Trust – High Yield Fund – Class I	19.91%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	19.89%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	5.03%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	15.06%
Lord Abbett Large Cap Growth Fund – Class I	2.54%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5.02%

74

Investments In Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2008, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.50%
Bank of New York Mellon Corp.	3.47%
General Electric Co.	3.45%
Merrill Lynch & Co., Inc.	3.27%
Federal National Mortgage Assoc.	3.22%
Wal-Mart Stores, Inc.	2.74%
Wells Fargo & Co.	2.67%
IAC/InterActiveCorp.	2.53%
Abbott Laboratories	2.52%
Exxon Mobil Corp.	2.48%
Holdings by Sector*	% of Investments
Auto & Transportation	2.86%
Consumer Discretionary	9.14%
Consumer Staples	8.79%
Financial Services	28.48%
Healthcare	10.78%
Integrated Oils	3.70%
Materials and Processing	8.24%
Other	6.07%
Other Energy	7.37%
Producer Durables	2.49%
Technology	8.34%
Utilities	2.88%
Short-Term Investment	0.86%
Total	100.00%

*A sector may comprise several industries.

75

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – All Value Fund

Ten Largest Holdings	% of Investments
Abbott Laboratories	3.20%
Exxon Mobil Corp.	2.75%
Berkshire Hathaway Inc. Class B	2.60%
Cullen/Frost Bankers, Inc.	2.23%
Corning, Inc.	2.16%
Schering-Plough Corp.	2.03%
Oshkosh Corp.	1.95%
Carlisle Cos., Inc.	1.88%
Barrick Gold Corp.	1.87%
Cytec Industries, Inc.	1.84%
Holdings by Sector*	% of Investments
Auto & Transportation	6.12%
Consumer Discretionary	3.50%
Consumer Staples	5.13%
Financial Services	12.04%
Healthcare	12.71%
Integrated Oils	3.54%
Materials and Processing	14.40%
Other	5.96%
Other Energy	11.77%
Producer Durables	6.57%
Technology	6.99%
Utilities	7.16%
Short-Term Investment	4.11%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America's Value Fund

Ten Largest Holdings	% of Investments
AT&T Inc.	2.86%
Windstream Corp.	2.79%
Kraft Foods, Inc. Class A	2.70%
EMBARQ Corp.	2.51%
H.J. Heinz Co.	2.31%
NiSource Inc.	2.29%
Ameren Corp.	2.19%
Qwest Communications International, Inc.	2.15%
Bristol-Myers Squibb Co.	2.12%
Eastman Chemical Co.	2.10%

76

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	10.24%
Consumer Staples	12.02%
Energy	10.02%
Financials	17.48%
Healthcare	9.10%
Industrials	5.44%
Information Technology	2.37%
Materials	9.43%
Telecommunications Services	12.99%
Utilities	8.81%
Short-Term Investment	2.10%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.06%
General Motors Acceptance Corp. 7.25%, 3/2/2011	0.98%
Federal National Mortgage Assoc., 6.625%, 9/15/2009	0.89%
Edison Mission Energy, 7.00%, 5/15/2017	0.89%
Allbritton Communications Co., 7.75%, 12/15/2012	0.85%
CCH I LLC, 11.00%, 10/1/2015	0.85%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.83%
Williams Cos., Inc. (The) 5.50%	0.75%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.74%
Federal National Mortgage Assoc., 5.50%, 2/1/2038	0.70%
Holdings by Sector*	% of Investments
Agency	2.01%
Banking	2.18%
Basic Industry	7.94%
Brokerage	0.18%
Capital Goods	7.80%
Consumer Cyclical	5.83%
Consumer Non-Cyclical	6.38%
Energy	11.84%
Finance & Investment	1.11%
Government Guaranteed	0.97%
Insurance	0.92%
Media	8.13%
Mortgage Backed	11.44%
Services Cyclical	8.10%
Services Non-Cyclical	5.75%
Technology & Electronics	5.44%
Telecommunications	4.65%
Utilities	8.20%
Short-Term Investment	1.13%
Total	100.00%

*A sector may comprise several industries.

77

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund

Ten Largest Holdings	% of Investments
Central Euro Distribution Corp.	1.86%
SINA Corp.	1.83%
Illumina, Inc.	1.81%
Atheros Communications, Inc.	1.73%
Strayer Education, Inc.	1.70%
Alexion Pharmaceuticals, Inc.	1.68%
Equinix, Inc.	1.64%
Concur Technologies, Inc.	1.61%
BioMarin Pharmaceutical Inc.	1.48%
NuVasive, Inc.	1.45%
Holdings by Sector*	% of Investments
Auto & Transportation	3.72%
Consumer Discretionary	20.48%
Consumer Staples	1.16%
Financial Services	8.49%
Healthcare	15.39%
Materials & Processing	9.73%
Other Energy	7.98%
Producer Durables	6.78%
Technology	20.63%
Utilities	1.25%
Short-Term Investment	4.39%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Floating Rate Fund

Ten Largest Holdings	% of Investments
Commscope TLB, 5.1713%, 12/27/2014	1.63%
HCA Inc., 4.9463%, 11/17/2013	1.60%
Community Health Systems Inc., 4.6313%, 7/25/2014	1.50%
Intelsat Bermuda Ltd., 5.20%, 2/01/2014	1.37%
Newpage Corp., 6.3125%, 12/21/2014	1.36%
Direct TV Holdings LLC, 5.00%, 4/13/2013	1.35%
Volney Acquisitions Co., 4.8838%, 1/12/2014	1.35%
Dex Media West LLC, 7.00%, 10/24/2014	1.35%
Mylan Laboratories, Inc., 5.6875%, 10/02/2014	1.34%
Sprint Capital Corp., 8.375%, 3/15/2012	1.33%

78

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	1.59%
Chemicals	4.45%
Consumer Non-Durables	1.98%
Energy	4.21%
Financial	3.26%
Food/Tobacco	1.58%
Forest Prod/Containers	4.40%
Gaming/Leisure	1.92%
Healthcare	11.68%
Housing	0.49%
Information Technology	3.41%
Manufacturing	5.28%
Media/Telecom	27.26%
Metals/Minerals	3.42%
Retail	1.62%
Service	2.80%
Transportation	7.83%
Utility	2.76%
Short-Term Investment	10.06%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
AMETEK, Inc.	1.99%
Northern Trust Corp.	1.93%
Airgas, Inc.	1.92%
Noble Energy, Inc.	1.77%
Diamond Offshore Drilling, Inc	1.72%
Cameron International Corp.	1.66%
Alliant Techsystems Inc.	1.63%
Crown Castle International Corp.	1.62%
T. Rowe Price Group, Inc.	1.61%
Atwood Oceanics, Inc.	1.56%
Holdings by Sector*	% of Investments
Auto & Transportation	2.55%
Consumer Discretionary	14.44%
Consumer Staples	2.37%
Financial Services	6.48%
Healthcare	16.45%
Integrated Oils	0.53%
Materials & Processing	7.54%
Other	2.24%
Other Energy	11.30%
Producer Durables	10.45%
Technology	15.11%
Utilities	3.07%
Short-Term Investment	7.47%
Total	100.00%

*A sector may comprise several industries.

79

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Ford Motor Credit Co., 9.75%, 9/15/2010	2.48%
HCA, Inc., 9.125%, 11/15/2014	2.13%
Chesapeake Energy Corp., 6.25%, 1/15/2018	1.92%
El Paso Energy Corp., 8.05%, 10/15/2030	1.80%
Freeport McMoRan Copper & Gold, 8.375%, 4/1/2017	1.73%
Edison Mission Energy, 7.75%, 6/15/2016	1.57%
Qwest Corp., 6.05%, 6/15/2013	1.51%
Inergy Finance L.P., 8.25%, 3/1/2016	1.48%
Nalco Co., 7.75%, 11/15/2011	1.46%
Ball Corp., 6.625%, 3/15/2018	1.43%
Holdings by Sector*	% of Investments
Agency	0.30%
Banking	0.38%
Basic Industry	9.75%
Brokerage	0.37%
Capital Goods	9.24%
Consumer Cyclical	10.74%
Consumer Non-Cyclical	2.96%
Energy	13.54%
Insurance	0.33%
Media	6.37%
Services Cyclical	11.85%
Services Non-Cyclical	9.26%
Technology & Electronics	4.79%
Telecommunications	8.80%
Utility	9.00%
Short-Term Investment	2.32%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Fresenius Medical Care AG & Co	2.26%
Addax Petroleum Corp.	2.15%
National Bank of Greece S.A.	2.01%
Linde AG	1.87%
Roche Holding Ltd. AG	1.77%
Nestle S.A.	1.75%
Vodafone Group plc	1.75%
Petroleum Geo Services ASA	1.72%
BAE Systems plc	1.71%
SABMiller plc	1.71%

80

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	5.00%
Consumer Staples	13.94%
Energy	11.05%
Financials	21.61%
Healthcare	7.09%
Industrials	9.91%
Information Technology	7.36%
Materials	7.01%
Telecommunication Services	5.94%
Utilities	8.69%
Short-Term Investment	2.40%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Intertek Group plc	2.52%
Davide Campari-Milano SpA	2.42%
Prosegur Compania de Seguridad S.A.	2.38%
REXCAPITAL Financial Holdings Ltd.	2.34%
Fresenius Medical Care AG & Co ADR	2.29%
Hera S.A.	2.21%
Enagas, S.A.	2.15%
Intralot S.A.	2.04%
CGG Veritas	2.01%
Nippon Commercial Investment Corp.	2.01%
Holdings by Sector*	% of Investments
Basic Materials	8.42%
Consumer Cyclicals	10.61%
Consumer Non-Cyclicals	7.14%
Diversified Financials	4.93%
Energy	10.44%
Healthcare	5.04%
Industrial Goods & Services	20.83%
Non-Property Financials	4.24%
Property and Property Services	4.27%
Technology	10.58%
Telecommunications	1.01%
Transportation	1.70%
Utilities	5.98%
Short-Term Investment	4.81%
Total	100.00%

*A sector may comprise several industries.

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Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Large-Cap Core Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	2.94%
Monsanto Co.	2.94%
Procter & Gamble Co. (The)	2.81%
AT&T, Inc.	2.64%
Wal-Mart Stores, Inc.	1.99%
CVS Caremark Corp.	1.84%
General Electric Co.	1.78%
Activision, Inc.	1.76%
Schlumberger Ltd.	1.72%
Chevron Corp.	1.69%
Holdings by Sector*	% of Investments
Auto & Transportation	0.66%
Consumer Discretionary	9.82%
Consumer Staples	12.43%
Financial Services	13.67%
Healthcare	16.20%
Integrated Oils	5.82%
Materials & Processing	6.74%
Other	2.43%
Other Energy	3.18%
Producer Durables	6.66%
Technology	12.09%
Utilities	7.17%
Short-Term Investment	3.13%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large-Cap Growth Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.69%
Wal-Mart Stores, Inc.	3.07%
Baxter International, Inc.	2.98%
Research In Motion Ltd.	2.95%
Gilead Sciences, Inc.	2.80%
Cisco Systems, Inc.	2.65%
Microsoft Corp.	2.49%
Oracle Corp.	2.07%
Google, Inc. Class A	2.06%
Visa Inc.	1.91%

82

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	3.36%
Consumer Discretionary	14.06%
Consumer Staples	8.11%
Financial Services	8.22%
Healthcare	15.69%
Materials & Processing	2.98%
Other	2.30%
Other Energy	8.88%
Producer Durables	8.15%
Technology	25.70%
Utilities	1.44%
Short-Term Investment	1.11%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 5.50%, 11/1/2036	3.73%
Federal Home Loan Mortgage Gold, 5.00%, TBA	3.45%
Federal Home Loan Mortgage Gold, 5.50%, TBA	3.13%
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB, 5.392238%, 1/15/2046	2.08%
Federal Home Loan Mortgage Corp., G11879, 5.00%, 10/1/2020	1.64%
Federal National Mortgage Assoc., 5.50%, 2/1/2035	1.48%
Commercial Mortgage Pass-Through, 2005-C6 AAB, 5.077%, 6/10/2044	1.42%
Bear Stearns Commercial Mortgage Securities Inc. 2005-PW10 AAB, 5.382%, 12/11/2040	1.35%
Federal National Mortgage Assoc., 5.942%, 12/1/2036	1.24%
Federal National Mortgage Assoc., 5.931%, 8/1/2036	1.14%
Credit Rating	% of Investments
AAA	72.67%
AA	0.98%
AA-	3.39%
A+	0.59%
A	0.58%
A-	1.89%
BBB+	2.92%
BBB	2.66%
BBB-	3.08%
BB+	0.77%
BB	0.99%
BB-	1.02%
B+	0.28%
B	1.30%
B-	0.88%
CCC+	0.19%
CCC	0.21%
U.S. Treasury	2.65%
Short-Term Investments	2.95%
Total	100.00%

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Investments In Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Cullen/Frost Bankers, Inc.	3.11%
Alliant Techsystems Inc.	2.10%
Carlisle Cos., Inc.	1.91%
Financial Federal Corp.	1.91%
Cytec Industries, Inc.	1.83%
Silgan Holdings, Inc.	1.79%
BJ Services Co.	1.62%
CARBO Ceramics Inc.	1.57%
Wisconsin Energy Corp.	1.57%
DPL Inc.	1.53%
Holdings by Sector*	% of Investments
Auto & Transportation	6.47%
Consumer Discretionary	3.75%
Consumer Staples	3.69%
Financial Services	15.96%
Healthcare	6.90%
Materials & Processing	16.20%
Other	3.90%
Other Energy	8.02%
Producer Durables	4.81%
Technology	12.73%
Utilities	9.45%
Short-Term Investment	8.12%
Total	100.00%

*A sector may comprise several industries.

84

Approval of Advisory Contracts

At meetings held on December 12 and 13, 2007, the Board, including all of the Trustees who are not interested persons of the Trust or Lord Abbett, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Diversified Income Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board noted that the Fund had commenced investment operations in June 2005 and accordingly it was not possible to reach definitive conclusions regarding its investment performance or its operations generally. The Board observed that the investment performance of the Class A shares was in the fourth quintile of its performance universe for the nine-month period and in the second quintile for the one-year period and the period since inception. The Board observed that the investment performance was below that of the Lipper Mixed-Asset Target Allocation Conservative Funds Index for each of those periods.

85

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same investment classification and the second consisting of funds with the same investment classification that are not funds of funds. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 1.19%, the total expense ratios of Class B and Class C to not more than 1.84%, the total expense ratio of Class F to not more than 0.94%, the total expense ratio of Class I to not more than 0.84%, the total expense ratio of Class P to not more than 1.29%, the total expense ratio of Class R2 to not more than 1.44%, and the total expense ratio of Class R3 to not more than 1.34%. The Board noted that Lord Abbett proposed to enter into a new management fee waiver and expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 1.20%, the total expense ratios of Class B and Class C to not more than 1.85%, the total expense ratio of Class F to not more than 0.95%, the total expense ratio of Class I to not more than 0.85%, the total expense ratio of Class P to not more than 1.30%, the total expense ratio of Class R2 to not more than 1.45%, and the total expense ratio of Class R3 to not more than 1.35%. As to the first peer group, the Board observed that contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, at September 30, 2007 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately nine basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty basis points below the median of the peer group, the total expense ratio of Class I was approximately one basis point below the median of the peer group, the total expense ratio of Class P was approximately twelve basis points below the median of the peer group, the total expense ratio of Class R2 was approximately four basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately seven basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately fourteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately seventeen basis points below the median of the peer group, the total expense ratio of Class F was approximately six basis points below the median of the peer group, the total expense ratio of Class I was approximately nineteen basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the

86

median of the peer group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

87

Balanced Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and three-year periods, in the third quintile for the one-year period, and in the first quintile for the five-year and ten-year periods. The Board also observed that the investment performance was above that of the Lipper Mixed-Asset Target Allocation Moderate Index for the nine-month, five-year, and ten-year periods, below that of the Index for the one-year period, and the same as that of the Index for the three-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same investment classification and the second consisting of funds with the same investment classification that are not funds of funds. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 0.98%, the total expense ratios of Class B and Class C to not more than 1.63%, the total expense ratio of Class F to not more than 0.73%, the total expense ratio of Class I to not more than 0.63%, the total expense ratio of Class P to not more than 1.08%, the total expense ratio of Class R2 to not more than 1.23%, and the total expense ratio of Class R3 to not more than 1.13%. The Board also observed that Lord Abbett was proposing to enter into a new expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 1.10%, the total expense ratio of Class B and Class C to not more than 1.75%, the total expense ratio of Class F to not more than 0.85%, the total expense ratio of Class I to not more

88

than 0.75%, the total expense ratio of Class P to not more than 1.20%, the total expense ratio of Class R2 to not more than 1.35%, and the total expense ratio of Class R3 to not more than 1.25%. The Board observed that the contractual and actual management fees were approximately the same as the median of the first peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. As to the first peer group, the Board observed that, taking into account these indirect expenses, at September 30, 2007 the total expense ratio of Class A was approximately twenty basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-nine basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-nine basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-seven basis points below the median of the peer group, the total expense ratio of Class P was approximately eighteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately three basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately thirteen basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately seventeen basis points below the median of the peer group, the total expense ratio of Class F was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class I was approximately four basis points below the median of the peer group, the total expense ratio of Class P was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability

89

of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Diversified Equity Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board noted that the Fund had commenced investment operations in June 2006 and accordingly it was not possible to reach definitive conclusions regarding its investment performance or its operations generally. The Board of the Investment Trust observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and one-year periods and the fifteen-month period since inception. The Board also observed that the investment performance was above that of the Lipper Multi-Cap Core Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment

90

methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same investment classification and the second consisting of funds with the same investment classification that are not funds of funds. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement for the Fund that limited that the total expense ratio of Class A to not more than 1.51%, the total expense ratios of Class B and Class C to not more than 2.16%, the total expense ratio of Class F to not more than 1.26%, the total expense ratio of Class I to not more than 1.16%, the total expense ratio of Class P to not more than 1.61%, the total expense ratio of Class R2 to not more than 1.76%, and the total expense ratio of Class R3 to not more than 1.66%. The Board also observed that Lord Abbett was proposing to enter into a new expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Class B and Class C to not more than 2.15%, the total expense ratio of Class F to not more than 1.25%, the total expense ratio of Class I to not more than 1.15%, the total expense ratio of Class P to not more than 1.60%, the total expense ratio of Class R2 to not more than 1.75%, and the total expense ratio of Class R3 to not more than 1.65%. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same investment classification and the second consisting of funds with the same investment classification that are not funds of funds. The Board observed that the contractual management fees were approximately four basis points below the median of the first peer group and that the actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, at September 30, 2007 the total expense ratio of Class A was approximately twenty-eight basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-three basis points below the median of the peer group, the total expense ratio of Class F was approximately sixteen basis points below the median of the peer group, the total expense ratio of Class I was approximately fourteen basis points below the median of the peer group, the total expense ratio of Class P was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately twenty-seven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty-five basis points below the median of the peer group, the total expense ratio of Class F was approximately eight basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer

91

group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

92

Growth & Income Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of two performance universes, the first consisting of global multi-cap core funds and the second consisting of mixed-asset target allocation growth funds, both in terms of total return and in terms of other statistical measures. The Board noted that the Fund had commenced investment operations on June 29, 2005 and accordingly it was not possible to reach definite conclusions regarding its investment performance or its operations generally. The Board observed that the investment performance of the Class A shares of the Fund was in second quintile of the first performance universe for the nine-month period, in the fourth quintile for the one-year period, and in the fifth quintile for the period since inception. The Board also observed that the investment performance was above that of the Lipper Global Multi-Cap Core Funds Index for the nine-month period and below that of the Index for the one-year period and the period since inception. The Board observed that investment performance was in the first quintile of the second performance universe for the nine-month and one-year periods and in the second quintile for the period since inception. The Board also observed that the investment performance was above that of the Lipper Mixed-Asset Target Allocation Growth Funds Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same investment classification and the second consisting of funds with the same investment classification that are not funds of funds. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 1.49%, the total expense ratios of Class B and Class C to not more than 2.14%, the total

93

expense ratio of Class F to not more than 1.24%, the total expense ratio of Class I to not more than 1.14%, the total expense ratio of Class P to not more than 1.59%, the total expense ratio of Class R2 to not more than 1.74%, and the total expense ratio of Class R3 to not more than 1.64%. The Board noted that Lord Abbett proposed to enter into a new management fee waiver and expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Class B and Class C to not more than 2.15%, the total expense ratio of Class F to not more than 1.25%, the total expense ratio of Class I to not more than 1.15%, the total expense ratio of Class P to not more than 1.60%, the total expense ratio of Class R2 to not more than 1.75%, and the total expense ratio of Class R3 to not more than 1.65%. The Board considered the management fees and total expenses of the Fund in comparison to four peer groups, the first consisting of global multi-cap core funds of funds and international multi-cap core funds of funds, the second consisting of mixed-asset target allocation growth fund of funds, the third consisting of global large-cap growth funds, global multi-cap growth funds, and global multi-cap core funds that are not funds of funds, and the fourth consisting of mixed-asset target allocation growth funds that are not funds of funds. As to the first peer group, the Board observed that contractual and actual management and administrative services fees were approximately the same as the median of the first peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, at September 30, 2007 the total expense ratio of Class A was approximately six basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately twenty-four basis points below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, the total expense ratio of Class P was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately nine basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately one basis point below the median of the peer group, the total expense ratio of Class I was approximately three basis points above the median of the peer group, the total expense ratio of Class P was five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. As to the third peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately thirteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-four basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-one basis points below as the median of the peer group, the total expense ratio of Class I was approximately two basis points below the median of the peer group, the total expense ratio of Class P was eleven basis points below the median of the peer group, the total expense ratio of Class R2 was approximately four basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately six basis points below the median of the peer group. As to the fourth peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately nineteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately four basis points above the median of the peer group, the total expense ratio of

94

Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately twelve basis points above the median of the peer group, the total expense ratio of Class P was the same as the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

95

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

96

LASAF-3-0508

(07/08)

Lord Abbett Investment Trust

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Growth & Income Strategy Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC

2008

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Short Duration Income Fund

For the six-month period ended May 31, 2008

Lord Abbett Investment Trust
Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund

Semiannual Report

For the six-month period ended May 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the six-month period ended May 31, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended May 31, 2008?

A: During the six months ended May 31, 2008, the fixed-income markets continued to feel the impact of the crisis in the subprime mortgage market that began in 2007. The Federal Reserve Board (the Fed) acted to alleviate the squeeze on short-term funding needs. During the six-month period, the Fed cut its fed funds rate five times, from 4.5% to 2%. The Fed also instituted a temporary Term Auction Facility (TAF), which gave banks access to short-term credit. The Fed conducted 11 TAFs during the six-month period. Finally, the Fed allowed investment firms to borrow from the central bank's discount window.

The cuts in the fed funds rate tended to bring down short-term rates. At the same time, long-term yields, in general, increased as investors grew more worried about inflation. One catalyst for inflation fears was the jump in energy costs. Oil rose from below $89 per barrel in early December 2007 to above $130 per barrel in May 2008. As a result of the movement in rates of differing maturities, the yield curve for Treasuries steepened.

Within the corporate market, securities experienced negative excess returns over Treasuries from January through March, but then returns came back to positive territory in April and May. Total return for the six-month period was slightly negative. The supply of new investment-grade corporate bonds slowed in February and March, but picked up later on. In May, $118 billion in new bonds, a record high, were brought to market. The record issuance in the credit market might reflect the fact that commercial banks severely tightened their lending standards for commercial and industrial loans.

Off the back of a struggling high-yield market in the second half of 2007, the high-yield market started out the year on a weak note. In the first three months of the year, the environment for riskier assets was characterized by heightened volatility, a muted new issue market, rising default activity, and rising distressed levels. However, over April and May, high-yield spreads tightened, boosting high-yield returns. Similarly, leveraged loans, which bottomed in price during March, recovered over the same April-May period. Amid continued mixed economic data, high yield has benefited from the sell-off in Treasuries, a significant increase in primary market activity, lower volatility, and improving equity markets.

Within the high-yield sector, the middle part of the credit curve outperformed, with the Merrill Lynch U.S. High Yield B-Rated Index1 posting a total return of 2.68%. The higher-quality 'BB' credits were the next best performers, with the Merrill Lynch U.S. High Yield BB-Rated Index1 up 1.44%. The lower-quality 'C' credits returned the least, as indicated by the Merrill Lynch U.S. High Yield C-Rated Index,1 posting a 0.35% return.

Although convertible securities posted a negative return (as measured by the Merrill Lynch All Convertible Index2) in the six-month period, they outperformed relative to the overall equity market (as measured by the S&P 500® Index3). The best performing sector was the materials sector, which returned 20.55% for the period, followed by the energy sector, which returned 18.96%. The worst performing sector was the transportation sector, which returned -19.44%, followed by the consumer discretionary sector, which returned -8.35%. The convertible market grew from $305.5 billion at the end of November to $333.5 billion by the end of May. In addition, new issuance during the period was dominated by the financial sector. There were a total of 73 new issues over the period, of which 25 were financials.

Lord Abbett Convertible Fund

Q: How did the Fund perform during the six-month period ended May 31, 2008?

A: The Fund returned -2.01%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch All Convertible Index, which returned -0.61% in the same period.

Q: What were the most significant factors affecting performance?

A: Detracting from the Fund's performance relative to its benchmark were payment processing systems specialist VeriFone Holdings; optical fiber network provider Ciena Corp.; asset management company Affiliated Managers Group; broadcast and communications tower operator American Tower Corp.; and pharmaceutical company Schering-Plough Corp. Among sectors, technology detracted from performance relative to the benchmark. In addition, while energy and materials contributed to performance on an absolute basis, they detracted from performance relative to the benchmark.

Contributing to the Fund's performance relative to its benchmark were BioMarin Pharmaceutical, a developer of treatments for genetic diseases; oil and natural gas exploration company Chesapeake Energy Corp.; industrial chemical maker Celanese Corp.; international alcohol distributor Central European Distribution Corp.; and SINA Corp., which operates as an online media company and information services provider in the People's Republic of China. Among sectors, healthcare and transportation contributed to performance relative to the benchmark due to stock selection. Although the consumer discretionary sector detracted from performance on an absolute basis, it contributed to performance relative to the benchmark.

In terms of credit quality, the Fund had an underweight in non-investment-grade securities and an overweight in investment-grade securities, versus the benchmark. This detracted from performance, as non-investment-grade securities outperformed those with an investment-grade rating.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Floating Rate Fund

(Performance Inception Date: December 31, 2007)

Q: How did the Fund perform during period from December 31, 2007 to May 31, 2008?

A: The Fund returned 0.50%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Credit Suisse Leveraged Loan Index,4 which returned -1.91% in the same period.

Q: What were the most significant factors affecting performance?

A: Among the top contributors to the Fund's performance relative to its benchmark were the cable/wireless video, forest products/containers, telecommunications, and metals/minerals sectors. Among the top detractors from the Fund's performance relative to its benchmark were the diversified media, manufacturing, broadcasting, and service sectors.

Among the individual holdings adding to performance were broadband telecommunications company Charter Communications Operating, LLC; broadband satellite services and systems provider Hughes Network Systems, LLC; steel pipe manufacturer John Maneely Co.; packaging and paper products manufacturer Boise Paper Holdings, LLC; and global satellite communications provider Intelsat (Bermuda), Ltd.

The most significant individual holdings detracting from performance were Veyance Technologies, Inc., a manufacturer and seller of Goodyear Engineered Products-branded automotive related parts; Idearc, Inc. and Dex Media East, LLC, publishers of yellow and white page directories; film and television media company Metro-Goldwyn-Mayer, Inc.; and Univision Communications, Inc., a Spanish-language media company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett High Yield Fund

Q: How did the High Yield Fund perform during the six-month period ended May 31, 2008?

A: The Fund returned 1.41%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index,5 which returned 1.72% in the same period.

Q: What were the most significant factors affecting performance?

A: Detracting from the Fund's performance relative to its benchmark were the printing and publishing, gaming, and media/broadcast industries. The health services, electric-generation, and electric-integrated industries were top contributors to the Fund's performance relative to its benchmark.

The most significant individual holdings detracting from performance were R.H. Donnelley Corp., a Yellow Pages publisher; Idearc Inc., a publisher of directories; Univision Communications, Inc., a Spanish-language media company; and gaming company Snoqualmie Entertainment Authority.

Among the individual holdings adding to performance were SunGard Data Systems, Inc., a provider of integrated information technology solutions; electric power generation companies Edison Mission Energy and Texas Competitive Electric Holdings LLC; LVB Acquisition Merger Sub Inc., a manufacturer of orthopedic medical products; and energy company Dynegy Holdings, Inc.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Income Fund

Q: How did the Income Fund perform during the six-month period ended May 31, 2008?

A: The Fund returned 2.37%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers Baa Corporate Bond Index,6 which returned -0.45% in the same period.

Q: What were the most significant factors affecting performance?

A: The most significant factor affecting performance relative to the benchmark was the Fund's overweight in mortgage-backed securities (MBS). The portfolio's MBS overweight consisted of agency adjustable-rate mortgages (ARMs), which outperformed fixed-rate mortgages over the period by 174 basis points (bps). In addition, an overweight to commercial mortgage-backed securities (CMBS) benefited performance relative to the benchmark. On an absolute return basis, the portfolio's position in these highly liquid securities added coupon yield to the portfolio.

In an effort to take advantage of the credit spread widening during the first part of the period, the portfolio's exposure to both investment-grade and high-yield corporate bonds was increased as valuations became more attractive. The decision to remain underweight in investment-grade bonds and overweight in high-yield bonds, along with security selection, made both of these sectors positive sources of returns relative to the benchmark.

A small exposure to developing local market currencies was established during the period and added positive returns to the Fund, as the U.S. dollar continued to weaken and commodity prices rose.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Short Duration Income Fund

Q: How did the Short Duration Income Fund perform during the six-month period ended May 31, 2008?

A: The Fund returned 2.49%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers 1–3 year Government/Credit Bond Index,7 which returned 2.18% for the same period.

Q: What were the most significant factors affecting performance?

A: The most significant factor affecting performance relative to the benchmark was the Fund's increased exposure to corporate bonds. Throughout the period, the portfolio's position in investment-grade corporates grew as valuations became more attractive. Both security selection and a bias toward higher-quality securities made this sector a significant source of returns. Another positive contributor to performance was the portfolio's overweight in mortgage-backed securities (MBS). The portfolio's MBS overweight consisted mainly of agency adjustable-rate mortgages (ARMs), which outperformed fixed-rate mortgages over the period by 174 bps. Conversely, an overweight to commercial mortgage-backed securities (CMBS) detracted from performance relative to the benchmark. On an absolute return basis, the portfolio's position in these highly liquid securities added coupon yield to the portfolio.

The portfolio began the period underweight in asset-backed securities (ABS) and high-yield bonds, both of which suffered as credit spreads ballooned out during the early part of the period. As valuations began to improve, the portfolio's exposure to these asset classes was increased. Security selection and a decision to buy ABS positively contributed to performance. However, a decision to add to the portfolio's high-yield exposure hurt relative performance.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. Please see the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for C, B, and BB, are part of the Merrill Lynch U.S. High Yield Index, with the only difference being the addition of a ratings filter.

2  The Merrill Lynch All Convertible Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

3  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the U.S. dollar-denominated leveraged loan market.

5  Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

6  The Lehman Brothers Baa Corporate Bond Index is a subset of the Lehman Aggregate Bond Index, which includes only corporate bonds with a rating of Baa1, Baa2 or Baa3.

7  The Lehman Brothers 1–3 Year Government/Credit Bond Index is a subset of the Lehman Brothers Government/Credit Bond Index containing securities with maturities between one and three years. The index is an unmanaged index that is designed to represent a combination of the Government Bond Index and the Corporate Bond Index and includes U.S. government Treasury and agency securities, corporate bonds and Yankee bonds.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place for the Income Fund and the Floating Rate Fund. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note About Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 through May 31, 2008).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/07 – 5/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$979.90	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.86	$6.21
Class B
Actual	$1,000.00	$977.20	$9.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.60	$9.47
Class C
Actual	$1,000.00	$977.40	$9.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.61	$9.47
Class F
Actual	$1,000.00	$981.80	$4.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$4.95
Class I
Actual	$1,000.00	$982.40	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.45
Class P
Actual	$1,000.00	$980.30	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.34	$6.71
Class R2
Actual	$1,000.00	$979.30	$7.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.72	$7.46
Class R3
Actual	$1,000.00	$979.10	$6.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.96

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.88% for Classes B and C, 0.98% for Class F, 0.88% for Class I, 1.33% for Class P, 1.48% for Class R2 and 1.38% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2008

Sector*	%**
Consumer Discretionary	2.18%
Consumer Staples	6.53%
Energy	14.81%
Financials	14.21%
Healthcare	14.73%
Industrials	9.65%
Materials	4.31%
Sector*	%**
Media	1.20%
Technology	19.06%
Telecommunications	6.15%
Transportation	1.45%
Utilities	2.36%
Short-Term Investment	3.36%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/14/07	5/31/08	12/14/07 – 5/31/08
Class A
Actual	$1,000.00	$1,005.00	$3.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	$3.23
Class C
Actual	$1,000.00	$1,001.30	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.44	$6.44
Class F
Actual	$1,000.00	$1,006.20	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	$2.07
Class I
Actual	$1,000.00	$1,006.70	$1.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.25	$1.61
Class R2
Actual	$1,000.00	$1,004.20	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.53	$4.37
Class R3
Actual	$1,000.00	$1,004.60	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$3.92

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.40% for Class C, 0.45% for Class F, 0.35% for Class I, 0.95% for Class R2 and 0.85% for Class R3) multiplied by the average account value over the period, multiplied by 170/366 (to reflect the period December 14, 2007, commencement of investment operations, to May 31, 2008).

Portfolio Holdings Presented by Sector

May 31, 2008

Sector*	%**
Energy	4.21%
Healthcare	11.68%
Information Technology	3.41%
Transportation	7.83%
Utility	2.76%
Aerospace	1.59%
Chemicals	4.45%
Consumer Non-Durables	1.98%
Financial	3.26%
Food/Tobacco	1.58%
Sector*	%**
Forest Prod/Containers	4.40%
Gaming/Leisure	1.92%
Housing	0.49%
Manufacturing	5.28%
Media/Telecom	27.26%
Metals/Minerals	3.42%
Retail	1.62%
Service	2.80%
Short-Term Investment	10.06%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$1,014.10	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.77	$6.31
Class B
Actual	$1,000.00	$1,010.50	$9.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.51	$9.57
Class C
Actual	$1,000.00	$1,010.70	$9.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.52	$9.57
Class F
Actual	$1,000.00	$1,000.00	$5.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$5.05
Class I
Actual	$1,000.00	$1,015.90	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.52	$4.55
Class P
Actual	$1,000.00	$1,013.50	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.27	$6.81
Class R2
Actual	$1,000.00	$1,011.50	$7.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.52	$7.57
Class R3
Actual	$1,000.00	$1,012.10	$7.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.04	$7.06

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.25% for Class A, 1.90% for Classes B and C, 1.00% for Class F, 0.90% for Class I, 1.35% for Class P, 1.50% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2008

Sector*	%**
Basic Industry	9.81%
Capital Goods	9.20%
Consumer Cyclical	10.69%
Consumer Non-Cyclical	3.04%
Energy	13.48%
Media	6.40%
Services Cyclical	11.80%
Services Non-Cyclical	9.22%
Sector*	%**
Technology & Electronics	4.77%
Telecommunications	8.73%
Utility	8.96%
Brokerage	0.37%
Agency	0.30%
Banking	0.38%
Insurance	0.34%
Short-Term Investments	2.51%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$1,023.70	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class B
Actual	$1,000.00	$1,020.30	$8.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.75	$8.32
Class C
Actual	$1,000.00	$1,020.30	$8.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.75	$8.32
Class F
Actual	$1,000.00	$1,024.80	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.31	$3.79
Class I
Actual	$1,000.00	$1,025.50	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.65% for Classes B and C , 0.75% for Class F, and 0.65% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2008

Sector*	%**
Auto	0.73%
Basic Industry	1.60%
Capital Goods	0.09%
Consumer Cyclicals	5.20%
Consumer Discretionary	1.92%
Consumer Non-Cyclical	0.07%
Consumer Services	3.23%
Consumer Staples	3.68%
Energy	6.48%
Financial Services	10.60%
Foreign Government	0.32%
Government	8.29%
Sector*	%**
Health Care	4.34%
Integrated Oils	6.25%
Materials and Processing	4.26%
Non-Agency MBS	14.41%
Other	2.68%
Producer Durables	3.31%
Technology	3.72%
Telecommunications	9.15%
Transportation	0.81%
Utilities	7.13%
Municipal	0.32%
Short-Term Investments	1.41%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/07	5/31/08	12/1/07 – 5/31/08
Class A
Actual	$1,000.00	$1,024.90	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.66	$4.39
Class B
Actual	$1,000.00	$1,023.90	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.82
Class C
Actual	$1,000.00	$1,023.80	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.82
Class F
Actual	$1,000.00	$1,028.40	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.29
Class I
Actual	$1,000.00	$1,026.60	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.78

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.55% for Classes B and C, 0.65% for Class F, and 0.55% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2008

Sector*	%**
Auto	0.20%
Basic Industry	1.41%
Consumer Cyclicals	1.71%
Consumer Discretionary	1.92%
Consumer Services	0.53%
Consumer Staples	0.87%
Energy	2.59%
Financial Services	12.21%
Foreign Government	0.15%
Government	7.53%
Health Care	2.16%
Sector*	%**
Integrated Oils	1.20%
Materials and Processing	1.79%
Non-Agency MBS	49.54%
Other	1.62%
Producer Durables	1.15%
Technology	2.43%
Telecommunications	3.87%
Transportation	1.57%
Utilities	1.86%
Short-Term Investment	3.69%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.65%
CONVERTIBLE BONDS 73.09%
Advertising 1.20%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$4,250	$4,627,187
Aerospace & Defense 3.00%
L-3 Communications Corp.	3.00%	8/1/2035	4,565	5,626,362
Lockheed Martin Corp.	2.426%#	8/15/2033	3,850	5,900,125
Total				11,526,487
Beverages 2.84%
Central Euro Distribution Corp.	3.00%	3/15/2013	3,415	4,226,062
Molson Coors Brewing Co.	2.50%	7/30/2013	5,200	6,675,500
Total				10,901,562
Biotechnology 5.16%
Affymetrix Inc.	0.75%	12/15/2033	3,835	3,772,681
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,880	4,551,950
Cephalon, Inc.	Zero Coupon	6/15/2033	3,360	3,859,800
CV Therapeutics, Inc.	2.00%	5/16/2023	2,810	2,585,200
Integra LifeSciences Holdings†	2.75%	6/1/2010	5,370	5,054,513
Total				19,824,144
Commercial Services 1.94%
Quanta Services, Inc.	4.50%	10/1/2023	980	2,834,650
WESCO International, Inc.	1.75%	11/15/2026	5,300	4,611,000
Total				7,445,650
Communications Equipment 2.17%
ADC Telecommunications, Inc.	5.204%#	6/15/2013	5,650	4,823,687
Ciena Corp.	0.25%	5/1/2013	3,670	3,532,375
Total				8,356,062
Conglomerates 1.61%
EnPro Industries, Inc.	3.937%	10/15/2015	1,570	2,174,450
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(a)	1.481%	1/15/2034	4,900	4,005,750
Total				6,180,200

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financials 2.25%
Countrywide Financial Corp.	Zero Coupon	4/15/2037	$4,700	$4,418,000
Merrill Lynch & Co., Inc.	Zero Coupon	3/13/2032	3,850	4,224,990
Total				8,642,990
Electronic Equipment & Instruments 2.94%
Flextronics International, Ltd. (Singapore)(b)	1.00%	8/1/2010	4,450	4,338,750
General Cable Corp.	1.00%	10/15/2012	4,025	4,377,188
Itron, Inc.	2.50%	8/1/2026	1,580	2,579,350
Total				11,295,288
Foods 1.43%
Lehman Brothers, Inc. (convertible into Nestle S.A.)†	2.00%	12/31/2012	5,500	5,480,200
Health Equipment & Supply 5.64%
Beckman Coulter, Inc.	2.50%	12/15/2036	3,960	4,459,950
Credit Suisse (convertible into Conceptus Inc.)	11.00%	8/22/2008	160	3,018,828
Fisher Scientific International, Inc.	3.25%	3/1/2024	4,150	6,608,875
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	3,150	3,197,250
NuVasive, Inc.†	2.25%	3/15/2013	3,850	4,393,813
Total				21,678,716
Household Products 1.00%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,075	3,833,562
Insurance: Life 2.05%
Prudential Financial, Inc.	0.501%#	12/12/2036	8,050	7,883,767
Internet Software & Services 1.14%
Equinix, Inc.	2.50%	4/15/2012	4,150	4,388,625
IT Services 1.14%
BearingPoint, Inc.†	5.00%	4/15/2025	5,000	4,393,750
Miscellaneous: Energy 2.57%
Covanta Holding Corp.	1.00%	2/1/2027	4,550	5,073,250
Evergreen Energy†	8.00%	8/1/2012	1,055	638,275

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous: Energy (continued)
Yingli Green Energy Holding Co., Ltd. (Cayman Islands)(b)	Zero Coupon	12/15/2012	$4,750	$4,180,000
Total				9,891,525
Miscellaneous: Financial 1.23%
Cherating Capital Ltd. (Malaysia)(b)	2.00%	7/5/2012	4,500	4,747,500
Miscellaneous: Industrials 0.96%
EnerSys (Zero Coupon after 6/1/2015)(c)	3.375%	6/1/2038	3,580	3,691,875
Natural Gas Diversified 0.28%
NorthernStar Natural Gas LLC PIK†	5.00%#	5/15/2013	1,114	1,063,739
Oil: Integrated 2.95%
Carrizo Oil & Gas, Inc.	4.375%	6/1/2028	2,280	2,325,600
Hercules Offshore, Inc.(d)	3.375%	6/1/2038	2,100	2,081,226
Penn Virginia Corp.	4.50%	11/15/2012	5,250	6,949,688
Total				11,356,514
Oil Services 5.55%
Cameron International Corp.	2.50%	6/15/2026	2,500	4,112,500
Core Laboratories LP	0.25%	10/31/2011	2,780	4,208,225
Nabors Industries, Inc.	0.94%	5/15/2011	4,600	5,140,500
Transocean Sedco Forex (Cayman Islands)(b)	1.625%	12/15/2037	7,000	7,883,750
Total				21,344,975
Pharmaceuticals 3.06%
Gilead Sciences, Inc.	0.625%	5/1/2013	4,100	6,303,750
Teva Pharmaceutical Finance, LLC, Series A (Israel)(b)	1.75%	2/1/2026	4,911	5,457,349
Total				11,761,099
Precious Metals & Minerals 0.95%
Newmont Mining Corp.	1.25%	7/15/2014	2,995	3,665,131
Real Estate 3.77%
iStar Financial Inc.	3.198%#	10/1/2012	5,550	4,470,137
ProLogis Trust†	2.25%	4/1/2037	5,025	4,974,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate (continued)
Vornado Realty Trust	3.625%	11/15/2026	$5,300	$5,061,500
Total				14,506,387
Retail: Food & Drug 0.97%
Nash Finch (Zero Coupon after 3/15/2013)(e)	1.631%	3/15/2035	7,916	3,730,415
Semiconductors 6.36%
Agere Systems, Inc.	6.50%	12/15/2009	11,925	12,208,219
Linear Technology Corp.	3.125%	5/1/2027	5,955	6,051,769
ON Semiconductor Corp., Series B	Zero Coupon	4/15/2024	5,340	6,181,050
Total				24,441,038
Software: Applications & Systems 2.78%
EMC Corp.	1.75%	12/1/2011	4,500	5,743,125
SPSS Inc.	2.50%	3/15/2012	4,495	4,955,738
Total				10,698,863
Wireless Communications Services 6.15%
Nextel Communications, Inc.	5.25%	1/15/2010	12,064	11,581,440
NII Holdings, Inc.	3.125%	6/15/2012	7,090	6,159,437
SBA Communications Corp.	0.375%	12/1/2010	4,850	5,886,688
Total				23,627,565
Total Convertible Bonds (cost $265,128,566)				280,984,816
				Shares (000)
CONVERTIBLE PREFERRED STOCKS 23.56%
Chemicals 1.71%
Celanese Corp.	4.25%		106	6,560,587
Communications Equipment 1.34%
Lucent Technologies Capital Trust I	7.75%		6	5,157,611
Diversified Financials 5.50%
Bank of America Corp.	7.25%		7	7,119,000
CIT Group Inc.	7.75%		377	4,282,639
Landesbank Baden-Wurttemberg, Series PCR (Germany)(b)	13.40%		57	2,288,261

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2008

Investments	Interest Rate	Shares (000)	Value
Diversified Financials (continued)
Lehman Brothers Holdings Inc.	7.25%	7	$7,441,809
Total			21,131,709
Diversified Metals & Mining 1.65%
Vale Capital Ltd. (Brazil)(b)	5.50%	85	6,347,116
Foods 1.27%
Bunge Ltd. (Bermuda)(b)	4.875%	34	4,896,000
Health Equipment & Supply 0.88%
LB Baden-Wuerttemberg (convertible into Koninklijke Philips Electronics N.V.)	8.50%	85	3,387,250
Household Durables 1.21%
Stanley Works (The)	4.344%#	5	4,654,500
Internet Software & Services 1.18%
Goldman Sachs Group, Inc. (The) (convertible into SINA Corp.)†	15.25%	83	4,540,387
Miscellaneous: Industrials 1.55%
Lehman Brothers Holdings Inc. (convertible into ABB Ltd.)	9.35%	213	5,975,424
Natural Gas Diversified 1.74%
Williams Cos., Inc. (The)	5.50%	38	6,683,653
Oil: Integrated 1.72%
Chesapeake Energy Corp.	4.50%	49	6,596,000
Railroads 1.45%
Kansas City Southern	5.125%	3	5,584,800
Utilities: Electric 2.36%
AES Trust III	6.75%	95	4,679,445
Entergy Corp.	7.625%	62	4,410,840
Total			9,090,285
Total Convertible Preferred Stocks (cost $81,069,105)			90,605,322
Total Long-Term Investments (cost $346,197,671)			371,590,138

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2008

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 3.35%
Repurchase Agreement
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $13,120,000 of Federal Home Loan Bank at 2.523% due 1/8/2009; value: $13,169,200; proceeds: $12,910,201 (cost $12,908,362)	$12,908	$12,908,362
Total Investments in Securities 100.00% (cost $359,106,033)		384,498,500
Liabilities in Excess of Other Assets (0.00%)		(16,529)
Net Assets 100.00%		$384,481,971

  PIK  Payment-in-kind at 7.00%.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at May 31, 2008.

  (a)  The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

  (b)  Foreign security traded in U.S. dollars.

  (c)  The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at a rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.

  (d)  Security purchased on a when-issued basis (See Note 2 (i))

  (e)  The notes which were offered at an issue price of $466.11 per note, will be redeemed by the issuer on the maturity date at $1,000 per note.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 93.53%
CORPORATE BONDS 4.19%
Chemicals 0.31%
NOVA Chemicals Corp. (Canada)(a)	5.953%#	11/15/2013	$250	$216,250
Financial 1.09%
Axcan Intermediate Holdings, Inc. (Canada)†(a)	12.75%	3/1/2016	50	50,750
Ford Motor Credit Co. LLC	7.163%#	4/15/2012	500	491,965
NXP B.V. LLC (Netherlands)(a)	5.463%#	10/15/2013	250	229,688
Total				772,403
Forest Products/Containers 0.43%
International Paper Co.	7.95%	6/15/2018	175	175,906
Rock-Tenn Co.†	9.25%	3/15/2016	125	132,500
Total				308,406
Healthcare 0.32%
Select Medical Corp.	7.625%	2/1/2015	250	223,750
Media/Telecom 2.04%
EchoStar DBS Corp.	6.625%	10/1/2014	500	472,500
Qwest Corp.	6.05%#	6/15/2013	500	487,500
Sprint Capital Corp.	8.375%	3/15/2012	500	487,500
Total				1,447,500
Total Corporate Bonds (cost $2,937,008)				2,968,309
FLOATING RATE LOANS(b) 89.34%
Aerospace 1.65%
Hawker Beechcraft Acquisition Co. LLC Letter of Credit	4.696%	3/26/2014	40	37,711
Hawker Beechcraft Acquisition Co. LLC Term Loan	4.696%	3/26/2014	688	647,125
TransDigm Group, Inc. Term Loan B	4.655%	6/23/2013	500	485,834
Total				1,170,670
Chemicals 4.33%
Celanese Holdings LLC Dollar Term Loan	4.188%	4/2/2014	498	478,624
Huntsman International LLC New Term Loan B	4.133%	4/19/2014	500	486,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
Ineos US Finance LLC Term Loan B2	4.885%		12/16/2013	$247	$227,574
Ineos US Finance LLC Term Loan C2	5.385%		12/14/2014	247	227,574
ISP Chemco Term Loan B	4.125	%-4.563%	6/4/2014	998	951,977
Momentive Performance Term Loan B	4.688%		12/4/2013	738	696,729
Total					3,068,728
Consumer Non-Durables 2.06%
Jarden Corp. Term Loan B	5.196%		1/24/2012	746	730,966
Solo Cup, Inc. Term Loan	6.10	%-6.30%	2/27/2011	736	728,481
Total					1,459,447
Energy 4.37%
Dresser, Inc. Term Loan B	4.881	%-5.219%	5/4/2014	750	719,531
Hercules Offshore, Inc. Term Loan B	4.45%		7/11/2013	500	487,500
IFM Holdco Term Loan B(d)	4.39	%-4.65%	2/27/2012	499	491,260
Petroleum Geo-Services Term Loan B	4.45%		6/29/2015	478	463,675
Volnay Acquisition Co. I Term Loan B	4.884%		1/12/2014	998	939,928
Total					3,101,894
Financial 2.30%
Nuveen Investments Term Loan B	5.142	%-5.383%	11/13/2014	750	705,937
Royalty Pharma Finance Trust Term Loan	4.946%		4/16/2013	946	927,307
Total					1,633,244
Food/Tobacco 1.65%
ARAMARK Corp. Letter of Credit	5.025%		1/26/2014	44	41,851
ARAMARK Corp. Term Loan B	4.571%		1/26/2014	700	658,762
Pinnacle Foods Group, Inc. Term Loan B	5.421	%-5.553%	4/2/2014	498	467,733
Total					1,168,346
Forest Products/Containers 4.14%
Boise Cascade Corp. First Lien Term Loan	7.50%		2/22/2014	500	502,455
Georgia-Pacific Corp. First Lien Term Loan	4.399	%-4.74%	12/20/2012	497	472,298
Graphic Packaging International, Inc. Incremental Term Loan	4.94	%-5.67%	5/16/2014	1,000	967,125
New Page Term Loan	6.313%		12/21/2014	998	996,815
Total					2,938,693

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Gaming/Leisure 1.99%
Graham Packaging Co., L.P. Term Loan B	4.875	%-5.25%	10/7/2011	$498	$476,275
Harrah's Operating Co., Inc.	5.906	%-5.92%	1/28/2015	1,000	936,406
Total					1,412,681
Healthcare 11.83%
Bausch & Lomb, Inc. Delayed Draw Term Loan(c)	5.946%		12/31/2009	100	98,287
Bausch & Lomb, Inc. Term Loan B	5.946%		4/15/2015	798	784,326
Biomet, Inc. Term Loan B	5.696%		3/25/2015	996	971,202
Community Health Systems, Inc. Term Loan B	4.631	%-4.899%	7/25/2014	1,152	1,090,241
Hanger Orthopedic Term Loan B	4.39%		9/30/2009	739	701,235
HCA, Inc. Term Loan B	4.946%		11/17/2013	1,244	1,173,440
HealthSouth Corp. Term Loan B	4.89	%-5.09%	3/10/2013	746	712,574
Mylan Laboratories, Inc. New Term Loan B	5.688	%-6.00%	10/2/2014	998	983,847
Select Medical Corp. Term Loan B	4.63	%-6.00%	2/24/2012	500	466,875
United Surgical Partners International, Inc. Delayed Draw Term Loan(c)(d)	4.62	%-5.02%	4/19/2014	63	57,187
United Surgical Partners International, Inc. Term Loan B(d)	5.49%		4/19/2014	417	381,782
Vanguard Health Holding Co. II Replacement Term Loan	5.134%		9/23/2011	998	969,656
Total					8,390,652
Housing 0.51%
Ply Gem Holdings, Inc. First Lien Term Loan	10.00%		8/15/2011	375	362,812
Information Technology 3.54%
Commscope Term Loan B	5.171	%-5.196%	12/27/2014	1,245	1,195,360
Freescale Semiconductor Term Loan B	4.578%		12/1/2013	499	450,053
SERENA Software, Inc. Term Loan B(d)	4.68%		3/11/2013	464	422,029
SunGard Data Systems, Inc. Term Loan B	4.508%		2/28/2014	471	445,742
Total					2,513,184
Manufacturing 5.49%
Baldor Electric Co. Term Loan B	4.188	%-4.688%	3/31/2014	942	910,715
Brand Energy & Infrastructure Services, Inc. Add on Term Loan(d)	6.00	%-6.188%	2/7/2014	743	705,802

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Manufacturing (continued)
Edwards Term Loan(d)	6.644%		5/31/2014	$500	$395,000
Itron, Inc. Term Loan B	4.39	%-4.70%	4/18/2014	327	320,851
Rexnord Corp. Term Loan	5.099	%-5.318%	7/19/2013	750	712,500
Veyance Technologies, Inc. Delayed Draw	4.89%		7/31/2014	125	106,036
Veyance Technologies, Inc. Term Loan B	5.40%		7/31/2014	871	740,858
Total					3,891,762
Media/Telecom 26.30%
Alltel Communications, Inc. Term Loan B2	5.55%		5/16/2015	1,000	929,375
Atlantic Broadband Finance LLC Term Loan B2	4.95%		8/10/2012	998	955,094
Carmike Cinemas, Inc. Delayed Draw Term Loan	6.49%		5/19/2012	218	209,738
Carmike Cinemas, Inc. Term Loan B	5.90	%-6.31%	5/19/2012	230	221,694
Cedar Fair, L.P. Term Loan B	4.381%		8/30/2012	497	474,530
Cengage Learning, Inc. Term Loan B	4.88	%-5.20%	7/5/2014	117	105,479
Charter Communications Holdings LLC Term Loan	8.50%		3/6/2014	800	797,313
Cinemark USA, Inc. Term Loan B	4.43	%-4.67%	10/5/2013	750	714,710
CSC Holdings Inc. Incremental Term Loan	4.34%		3/29/2013	746	710,070
Dex Media East LLC Delayed Draw Term Loan B	4.64	%-4.70%	10/24/2014	750	685,379
Dex Media West LLC Term Loan B2	7.00%		10/24/2014	1,000	994,531
DIRECTV Holdings LLC Tranche C Term Loan	5.00	%-5.25%	4/13/2013	1,000	993,750
Hughes Network Systems LLC Term Loan(d)	5.188%		4/15/2014	750	690,000
Idearc Inc. Term Loan B	4.39	%-4.70%	11/17/2014	996	830,820
Insight Midwest Holdings LLC Term Loan B	4.69%		4/6/2014	450	431,317
Intelsat Ltd. Term Loan (Bermuda)(a)	5.20%		2/1/2014	1,000	1,007,500
Local TV LLC Term Loan(d)	4.70	%-4.87%	5/7/2013	498	435,307
MCC IOWA LLC Term Loan E	5.81	%-5.88%	1/3/2016	400	397,000
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B	5.946%		4/8/2012	497	403,955
Nielsen Finance LLC Term Loan B	4.734%		8/9/2013	746	702,907
PAETEC Communications Incremental Term Loan	4.881%		2/28/2013	200	193,764

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Media/Telecom (continued)
PAETEC Holding Corp. First Lien Term Loan	4.881%		2/28/2013	$731	$710,401
R.H. Donnelley Corp. Term Loan D1	3.89%		6/30/2011	500	489,750
Regal Cinemas, Inc. Term Loan	4.196%		11/10/2010	750	712,760
Syniverse Holdings LLC Delayed Draw Term Loan	5.39	%-5.40%	8/9/2014	499	491,266
Syniverse Holdings LLC Tranche B Term Loan	5.39	%-5.40%	8/9/2014	372	366,607
Telesat Canada Delayed Draw Term Loan (Canada)(a)(c)	5.79	%-5.92%	10/31/2014	45	42,977
Telesat Canada Term Loan B (Canada)(a)	5.65	%-5.90%	10/31/2014	920	875,096
Time Warner Telecom, Inc. Term Loan B	4.39%		1/7/2013	997	953,337
Univision Communications Term Loan B	4.631	%-5.149%	9/29/2014	750	635,672
Windstream Corp. Term Loan B	4.22%		7/17/2013	500	491,250
Total					18,653,349
Metals/Minerals 3.56%
Aleris International, Inc. Term Loan B	4.563%		12/19/2013	500	433,750
Algoma Steel Term Loan B (Canada)(a)(d)	7.33%		6/20/2013	750	708,750
John Maneely Co. Term Loan B	5.966	%-6.02%	12/8/2013	499	467,238
Noranda Aluminum Acquisition Corp. Term Loan	4.719%		5/18/2014	946	915,614
Total					2,525,352
Retail 1.69%
Neiman Marcus Group, Inc. Term Loan	4.758%		4/6/2013	500	479,896
Sally Beauty Term Loan	4.90	%-5.14%	11/16/2013	746	715,081
Total					1,194,977
Service 2.92%
Asurion Corp. First Lien Term Loan	5.784%		7/3/2014	1,000	932,656
Metavante Corp. Term Loan B	4.621%		11/1/2014	499	475,891
Rental Service Corp. Second Lien Term Loan	6.23%		11/30/2013	750	658,750
Total					2,067,297

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Transportation 8.14%
Allison Transmission, Inc. Term Loan B	5.34	%-5.74%	8/7/2014	$747	$686,657
Chrysler Financial Services NA LLC First Lien Term Loan	6.80%		8/3/2012	746	674,735
Cooper Standard Automotive, Inc. Term Loan B	5.25%		12/1/2011	159	151,764
Cooper Standard Automotive, Inc. Term Loan C	5.25%		12/1/2011	397	379,262
Cooper Standard Automotive, Inc. Term Loan D	5.25%		12/23/2011	441	426,503
Dana Holding Corp. Term Loan	6.75%		1/31/2015	750	710,625
Ford Motor Co. Term Loan B	5.80%		12/15/2013	747	646,259
General Motors Term Loan B	5.059%		11/29/2013	747	666,680
Lear Corp. First Lien Term Loan	5.09	%-5.384%	4/25/2012	748	712,998
Oshkosh Truck Corp. Term Loan B	4.76%		12/6/2013	750	718,958
Total					5,774,441
Utility 2.87%
Boston Generating LLC First Lien Term Loan	4.946%		12/20/2013	389	364,354
Boston Generating LLC Letter of Credit	7.08%		12/20/2013	87	81,630
Boston Generating LLC Revolver	5.071%		12/20/2013	24	22,856
NRG Energy, Inc. Term Loan	4.196	%-4.446%	2/1/2013	403	388,012
Texas Competitive Electric Holdings Co., LLC Term Loan B1	6.234	%-6.49%	10/10/2014	250	234,969
Texas Competitive Electric Holdings Co., LLC Term Loan B2	6.121	%-6.478%	10/10/2014	996	940,097
Total					2,031,918
Total Floating Rate Loans (cost $64,354,128)					63,359,447
Total Long-Term Investments (cost $67,291,136)					66,327,756
SHORT-TERM INVESTMENTS 10.46%
Repurchase Agreement 10.46%
Repurchase Agreement dated 5/30/2008, 2.01% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $7,575,000 of Federal Home Loan Bank at Zero Coupon due 6/13/2008; value: $7,571,213; proceeds: $7,420,243 (cost $7,419,000)				7,419	7,419,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Time Deposit 0.00%
State Street Bank & Trust Co. Euro Dollar Time Deposit (cost $988)	0.50%	6/2/2008	$1	$988
Total Short-Term Investments (cost $7,419,988)				7,419,988
Total Investments in Securities 103.99% (cost $74,711,124)				73,747,744
Liabilities in Excess of Other Assets (3.99%)				(2,830,309)
Net Assets 100.00%				$70,917,435

  #  Variable rate security. The interest rate represents the rate at May 31, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at May 31, 2008.

  (c)  This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

  (d)  Illiquid security. The total market value of these securities at May 31, 2008 is $4,287,116, which represents 6.05% of the Fund's net assets.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2008

Investments	Interest Rate		Shares (000)	Value
LONG-TERM INVESTMENTS 97.34%
CONVERTIBLE PREFERRED STOCK 0.30%
Financial: Miscellaneous
Federal National Mortgage Assoc. (cost $1,500,000)	8.75%		30	$1,496,250
		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(a) 2.80%
Auto Parts & Equipment 0.68%
Oshkosh Corp. Term Loan B	4.76%#	12/6/2013	$3,500	3,355,139
Food: Wholesale 0.57%
Pinnacle Foods Holdings Corp. Term Loan	5.42125%#-5.5525%#	4/2/2014	2,992	2,813,462
Forestry/Paper 0.48%
Georgia-Pacific Corp. Term Loan B	4.39938%#-4.74%#	12/20/2012	2,494	2,367,512
Health Services 0.67%
HealthSouth Corp. Term Loan B	4.89%#-5.09%#	3/11/2013	3,486	3,329,010
Pharmaceuticals 0.40%
Mylan Laboratories, Inc. Term Loan B	5.6875%#-6.00%#	12/1/2014	1,995	1,967,694
Total Floating Rate Loans (cost $13,847,368)				13,832,817
HIGH YIELD CORPORATE BONDS 93.99%
Aerospace/Defense 4.22%
Esterline Technologies Corp.	7.75%	6/15/2013	3,675	3,757,688
Hawker Beechcraft Corp.	9.75%	4/1/2017	5,000	5,150,000
L-3 Communications Corp.(b)	6.125%	1/15/2014	6,820	6,615,400
Moog, Inc., Class A	6.25%	1/15/2015	2,500	2,425,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	3,000	2,917,500
Total				20,865,588
Apparel/Textiles 0.51%
Quiksilver, Inc.	6.875%	4/15/2015	3,075	2,536,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans 3.81%
Ford Motor Credit Co.	9.75%	9/15/2010	$12,500	$12,167,163
Ford Motor Credit Co.	9.875%	8/10/2011	2,500	2,367,120
GMAC LLC	7.25%	3/2/2011	5,000	4,285,200
Total				18,819,483
Auto Parts & Equipment 3.40%
Cooper Tire & Rubber Co.	7.625%	3/15/2027	2,500	2,112,500
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,000	2,452,500
Lear Corp.	8.75%	12/1/2016	2,500	2,281,250
Stanadyne Corp.	10.00%	8/15/2014	3,000	2,940,000
Tenneco Inc.	10.25%	7/15/2013	3,500	3,692,500
TRW Automotive Inc.†(b)	7.25%	3/15/2017	3,500	3,290,000
Total				16,768,750
Automotive 1.13%
General Motors Corp.	7.20%	1/15/2011	2,500	2,106,250
General Motors Corp.	8.25%	7/15/2023	5,000	3,450,000
Total				5,556,250
Beverage 0.83%
Constellation Brands, Inc.	8.375%	12/15/2014	3,900	4,095,000
Brokerage 0.37%
E*TRADE Financial Corp.	8.00%	6/15/2011	1,975	1,826,875
Building Materials 0.50%
Belden Inc.	7.00%	3/15/2017	2,500	2,450,000
Chemicals 3.67%
Equistar Chemicals LP	7.55%	2/15/2026	750	513,750
Ineos Group Holdings plc (United Kingdom)†(c)	8.50%	2/15/2016	2,500	1,956,250
MacDermid, Inc.†	9.50%	4/15/2017	2,500	2,437,500
Momentive Performance	11.50%	12/1/2016	2,000	1,705,000
Nalco Co.	7.75%	11/15/2011	7,000	7,175,000
NOVA Chemicals Corp. (Canada)(c)	5.953%#	11/15/2013	5,000	4,325,000
Total				18,112,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Goods 1.44%
Mueller Water Products, Inc.	7.375%	6/1/2017	$1,000	$895,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,500	1,299,375
RBS Global & Rexnord Corp.	11.75%	8/1/2016	5,000	4,925,000
Total				7,119,375
Electric: Generation 5.95%
AES Corp. (The)†	8.75%	5/15/2013	5,000	5,218,750
Dynegy Holdings, Inc.	8.375%	5/1/2016	4,000	4,040,000
Dynegy Holdings, Inc.	8.75%	2/15/2012	1,950	2,020,688
Edison Mission Energy	7.75%	6/15/2016	7,500	7,725,000
NRG Energy, Inc.	7.375%	1/15/2017	4,050	3,969,000
Orion Power Holdings, Inc.	12.00%	5/1/2010	3,000	3,307,500
Reliant Energy, Inc.	6.75%	12/15/2014	3,000	3,082,500
Total				29,363,438
Electric: Integrated 3.00%
Aquila, Inc.	9.95%	2/1/2011	2,700	2,790,831
Mirant Americas Generation LLC	9.125%	5/1/2031	6,000	5,730,000
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	110	115,856
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	6,000	6,157,500
Total				14,794,187
Electronics 1.24%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	1,475	1,279,563
Avago Technologies Ltd. (Singapore)(c)	10.125%	12/1/2013	700	756,000
Freescale Semiconductor, Inc. PIK	9.125%	12/15/2014	2,000	1,725,000
NXP B.V. (Netherlands)(c)	9.50%	10/15/2015	2,525	2,389,281
Total				6,149,844
Energy: Exploration & Production 5.75%
Chesapeake Energy Corp.(b)	6.25%	1/15/2018	10,000	9,425,000
Cimarex Energy Co.	7.125%	5/1/2017	5,000	5,000,000
Forest Oil Corp.†	7.25%	6/15/2019	1,025	1,012,187
KCS Energy Services, Inc.	7.125%	4/1/2012	4,500	4,410,000
Newfield Exploration Co.	7.125%	5/15/2018	875	867,344
Quicksilver Resources, Inc.	7.125%	4/1/2016	4,000	3,920,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)
Range Resources Corp.	6.375%	3/15/2015	$3,500	$3,438,750
Range Resources Corp.	7.25%	5/1/2018	300	306,000
Total				28,379,281
Environmental 0.83%
Allied Waste North America, Inc.	7.875%	4/15/2013	4,000	4,110,000
Food & Drug Retailers 0.99%
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	4,750	4,868,750
Forestry/Paper 1.40%
Abitibi-Consolidated, Inc. (Canada)(c)	6.30%#	6/15/2011	2,875	1,308,125
Graphic Packaging International Corp.	9.50%	8/15/2013	2,750	2,784,375
International Paper Co.(d)	7.95%	6/15/2018	675	678,496
Rock-Tenn Co., Class A†	9.25%	3/15/2016	2,000	2,120,000
Total				6,890,996
Gaming 5.47%
Downstream Development Authority†	12.00%	10/15/2015	1,000	795,000
Harrah's Operating Co., Inc.†	10.75%	2/1/2016	2,950	2,573,875
Las Vegas Sands Corp.	6.375%	2/15/2015	4,975	4,502,375
Mandalay Resort Group	9.375%	2/15/2010	3,850	3,975,125
MGM Mirage, Inc.	7.50%	6/1/2016	2,000	1,787,500
River Rock Entertainment Authority	9.75%	11/1/2011	3,282	3,364,050
Snoqualmie Entertainment Authority†	6.936%#	2/1/2014	5,000	3,900,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	2,500	1,937,500
Station Casinos, Inc.	6.50%	2/1/2014	2,000	1,270,000
Wynn Las Vegas LLC/Captial Corp.	6.625%	12/1/2014	3,000	2,910,000
Total				27,015,425
Gas Distribution 5.24%
El Paso Corp.	7.25%	6/1/2018	1,800	1,815,750
El Paso Corp.	8.05%	10/15/2030	8,500	8,812,919
Inergy Finance L.P.	8.25%	3/1/2016	7,100	7,259,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)
MarkWest Energy Partners, L.P.†	8.75%	4/15/2018	$2,400	$2,526,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	5,000	5,475,000
Total				25,889,419
Health Services 7.70%
Bausch & Lomb Inc.†	9.875%	11/1/2015	1,500	1,575,000
Community Health Systems, Inc.	8.875%	7/15/2015	5,000	5,181,250
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	2,000	2,070,000
HCA, Inc.	6.375%	1/15/2015	2,000	1,750,000
HCA, Inc.	9.125%	11/15/2014	10,000	10,475,000
LVB Acquisition Merger Sub Inc.†	11.625%	10/15/2017	4,200	4,473,000
Select Medical Corp.	7.625%	2/1/2015	1,500	1,342,500
Sun Healthcare Group, Inc.	9.125%	4/15/2015	5,000	5,075,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	3,940,000
Vanguard Health Holdings Co. (11.25% after 10/1/2009)**	Zero Coupon	10/1/2015	2,450	2,143,750
Total				38,025,500
Hotels 1.95%
Gaylord Entertainment Co.	8.00%	11/15/2013	5,000	4,850,000
Host Marriott L.P.(b)	6.375%	3/15/2015	5,000	4,775,000
Total				9,625,000
Integrated Energy 0.94%
VeraSun Energy Corp.	9.875%	12/15/2012	5,000	4,625,000
Leisure 1.04%
Universal City Development Partners, Ltd.	11.75%	4/1/2010	5,000	5,156,250
Machinery 0.93%
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,612,500
Media: Broadcast 1.77%
Bonten Media Acquisition PIK†	9.00%	6/1/2015	2,350	1,833,000
Rainbow National Services LLC†	8.75%	9/1/2012	3,000	3,090,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	5,000	3,800,000
Total				8,723,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Cable 3.21%
CCH I LLC	11.00%	10/1/2015	$3,000	$2,565,000
CCH I LLC	11.75%	5/15/2014	1,500	997,500
Charter Communications Holding	10.25%	9/15/2010	2,000	1,997,500
CSC Holdings, Inc.	7.875%	2/15/2018	2,000	1,920,000
DirecTV Holdings LLC†	7.625%	5/15/2016	3,000	3,003,750
Mediacom Communications Corp.	9.50%	1/15/2013	2,500	2,400,000
NTL Cable Plc (United Kingdom)(c)	9.125%	8/15/2016	3,000	2,955,000
Total				15,838,750
Metals/Mining (Excluding Steel) 3.53%
Aleris International, Inc.	10.00%	12/15/2016	2,000	1,445,000
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	7,900	8,505,851
Noranda Aluminum, Inc. PIK†	6.828%#	5/15/2015	2,000	1,765,000
Peabody Energy Corp.(b)	5.875%	4/15/2016	6,000	5,730,000
Total				17,445,851
Mortgage Banks & Thrifts 0.38%
Washington Mutual Inc.	6.875%	6/15/2011	2,000	1,871,256
Multi-Line Insurance 0.33%
USI Holdings Corp.†	9.75%	5/15/2015	2,000	1,630,000
Non-Food & Drug Retailers 0.96%
Bon-Ton Corp. Stores, Inc.	10.25%	3/15/2014	1,025	743,125
Harry & David Operations Corp.	9.00%	3/1/2013	1,000	885,000
Neiman Marcus Group, Inc.	10.375%	10/15/2015	1,500	1,558,125
Yankee Acquisition Corp.	9.75%	2/15/2017	2,000	1,570,000
Total				4,756,250
Oil Field Equipment & Services 1.54%
Complete Production Services	8.00%	12/15/2016	3,000	3,052,500
PHI, Inc.	7.125%	4/15/2013	2,650	2,570,500
Pride International, Inc.	7.375%	7/15/2014	1,925	1,968,312
Total				7,591,312
Packaging 2.09%
Ball Corp.(b)	6.625%	3/15/2018	7,000	7,000,000
Rexam plc (United Kingdom)†(c)(d)	6.75%	6/1/2013	2,000	1,988,520
Solo Cup Co.	8.50%	2/15/2014	1,500	1,342,500
Total				10,331,020

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Printing & Publishing 1.41%
Idearc Inc.	8.00%	11/15/2016	$5,000	$3,600,000
R.H. Donnelley Corp.†	8.875%	10/15/2017	5,000	3,375,000
Total				6,975,000
Restaurants 0.18%
Denny's Corp./Denny's Holdings Inc.	10.00%	10/1/2012	925	911,125
Software/Services 3.01%
First Data Corp.†	9.875%	9/24/2015	3,500	3,171,875
SERENA Software Inc.	10.375%	3/15/2016	2,500	2,350,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	6,000	6,270,000
Vangent Inc.	9.625%	2/15/2015	3,500	3,049,375
Total				14,841,250
Steel Producers/Products 0.72%
Allegheny Ludlum Corp.	6.95%	12/15/2025	2,200	2,108,757
Century Aluminum Co.	7.50%	8/15/2014	1,450	1,450,000
Total				3,558,757
Support: Services 3.04%
Aramark Services, Inc.	6.373%#	2/1/2015	5,000	4,825,000
Ashtead Capital, Inc.†	9.00%	8/15/2016	2,500	2,237,500
Hertz Corp. (The)	10.50%	1/1/2016	2,500	2,506,250
Rental Service Corp.	9.50%	12/1/2014	2,500	2,200,000
United Rentals North America, Inc.	6.50%	2/15/2012	3,500	3,246,250
Total				15,015,000
Telecommunications: Integrated/Services 5.87%
Broadview Networks Holdings	11.375%	9/1/2012	4,900	4,704,000
Cincinnati Bell, Inc.	8.375%	1/15/2014	3,325	3,325,000
Nordic Telephone Holdings Co. (Denmark)†(c)	8.875%	5/1/2016	6,000	5,940,000
Qwest Corp.	6.05%#	6/15/2013	7,600	7,410,000
Sprint Capital Corp.	8.375%	3/15/2012	1,500	1,459,906
Windstream Corp.	8.125%	8/1/2013	6,000	6,165,000
Total				29,003,906

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Wireless 2.85%
Centennial Cellular	8.448%#	1/1/2013	$4,000	$3,830,000
Hellas II (Luxembourg)†(c)	8.463%#	1/15/2015	2,000	1,550,000
Rural Cellular Corp.	8.623%#	11/1/2012	3,000	3,067,500
Vimpel-Communications (Ireland)†(c)	9.125%	4/30/2018	2,000	2,068,508
Wind Acquisition Finance S.A. (Luxembourg)†(c)	10.75%	12/1/2015	3,300	3,547,500
Total				14,063,508
Telecommunications Equipment 0.51%
Nortel Network (Canada)†(c)	10.75%	7/15/2016	2,525	2,506,062
Transportation (Excluding Air/Rail) 0.28%
Bristow Group, Inc.	6.125%	6/15/2013	1,400	1,358,000
Total High Yield Corporate Bonds (cost $478,067,201)				464,076,333
			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.25%
Food: Wholesale
Archer Daniels Midland Co.(d) (cost $1,243,540)	6.25%		25	1,240,625
Total Long-Term Investments (cost $494,658,109)				480,646,025
			Principal Amount (000)
SHORT-TERM INVESTMENT 2.31%
Repurchase Agreement
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $11,565,000 of Federal Home Loan Bank at 2.55% due 9/12/2008; value: $11,637,281; proceeds: $11,407,744 (cost $11,406,119)			$11,406	11,406,119
Total Investments in Securities 99.65% (cost $506,064,228)				492,052,144
Other Assets in Excess of Liabilities(e) 0.35%				1,728,246
Net Assets 100.00%				$493,780,390

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2008

  PIK  Payment-in-kind.

  **  Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at May 31, 2008.

  (a)  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at May 31, 2008.

  (b)  Security has been pledged as collateral for swap contracts as of May 31, 2008.

  (c)  Foreign security traded in U.S. dollars.

  (d)  Securities purchased on a when-issued basis (See Note 2 (i)).

  (e)  Other assets in excess of liabilities include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at May 31, 2008:

Counterparty	Reference Entity	Protection	(Pay) Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Citicorp Security Services	Abitibi-Consolidated Inc. 8.375% due 4/1/2015	Sell	5.10%	9/20/2011	$1,200	$(490,505)
Citicorp Security Services	Alltel Corp. 7.00% due 7/1/2012	Sell	7.00%	3/20/2011	2,500	140,554
Deutsche Bank Financial	TRW Automotive, Inc. 7.25% due 3/15/2017	Buy	(3.50%)	6/20/2013	3,500	5,915
Goldman Sachs Capital Markets, L.P.	Dole Food Company, Inc. 8.875% due 3/15/2011	Sell	4.50%	3/20/2012	1,000	(151,362)
Goldman Sachs Capital Markets, L.P.	Mediacom LLC 9.50% due 1/15/2013	Sell	4.50%	9/20/2012	1,500	(120,821)
Merrill Lynch International	Mediacom LLC 9.50% due 1/15/2013	Sell	4.25%	9/20/2012	1,500	(133,544)
Morgan Stanley Capital Services, Inc.	Dole Food Company, Inc. 8.625% due 5/1/2009	Sell	4.85%	6/20/2012	1,000	(146,914)
Morgan Stanley Capital Services, Inc.	Dole Food Company, Inc. 8.625% due 5/1/2009	Sell	6.00%	9/20/2012	1,000	(115,749)
						$(1,012,426)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.92%
ASSET-BACKED SECURITIES 0.38%
Harley-Davidson Motorcycle Trust 2007-1 A3 (cost $2,214,158)	5.22%	3/15/2012	$2,200	$2,225,179
CORPORATE BONDS 75.92%
Advertising 0.49%
Lamar Media Corp.	6.625%	8/15/2015	1,180	1,118,050
R.H. Donnelley Corp.†	8.875%	10/15/2017	2,575	1,738,125
Total				2,856,175
Aerospace/Defense 0.29%
Hawker Beechcraft Acquisition Co.	9.75%	4/1/2017	1,145	1,179,350
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	525	510,563
Total				1,689,913
Aluminum 0.09%
Century Aluminum Co.	7.50%	8/15/2014	500	500,000
Apparel Retail 0.68%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	600	609,000
VF Corp.	6.45%	11/1/2037	2,500	2,336,677
Warnaco Group, Inc.	8.875%	6/15/2013	1,000	1,042,500
Total				3,988,177
Auto Parts: Original Equipment 0.33%
ITC Holdings Corp.†	6.05%	1/31/2018	2,000	1,932,938
Auto Trucks & Parts 0.10%
Visteon Corp.	7.00%	3/10/2014	875	586,250
Automotive 0.31%
General Motors Corp.	7.20%	1/15/2011	2,120	1,786,100
Banks 2.55%
Bank of America Corp.	5.75%	12/1/2017	5,180	5,096,156
Citigroup, Inc.	5.50%	4/11/2013	5,502	5,485,087
Citigroup, Inc.	6.875%	3/5/2038	1,497	1,470,742
JPMorgan Chase & Co.	4.75%	5/1/2013	1,334	1,310,806

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks (continued)
JPMorgan Chase & Co.	6.00%	1/15/2018	$1,547	$1,533,348
Total				14,896,139
Biotechnology Research & Production 0.15%
Amgen, Inc.	6.375%	6/1/2037	455	429,283
FMC Finance III S.A. (Luxembourg)(a)	6.875%	7/15/2017	425	422,875
Total				852,158
Broadcasting 0.95%
Cox Communications, Inc.†	5.875%	12/1/2016	4,500	4,440,942
Echostar DBS Corp.†	7.75%	5/31/2015	650	650,000
Grupo Televisa, S.A. (Mexico)†(a)	6.00%	5/15/2018	490	481,438
Total				5,572,380
Brokers 0.22%
Morgan Stanley	6.625%	4/1/2018	1,316	1,297,644
Cable Services 2.12%
Comcast Corp.	6.95%	8/15/2037	7,000	7,111,839
Mediacom Communications Corp.	9.50%	1/15/2013	960	921,600
Time Warner Cable Inc.	5.85%	5/1/2017	4,500	4,324,171
Total				12,357,610
Chemicals 0.36%
Braskem Finance Ltd. (Cayman Islands)~†(a)(b)	7.25%	6/5/2018	950	954,750
Church & Dwight Co., Inc.	6.00%	12/15/2012	500	495,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	825	645,563
Total				2,095,313
Coal 0.61%
CONSOL Energy Inc.	7.875%	3/1/2012	3,345	3,545,700
Computer Hardware 0.29%
Seagate Technology Holdings., Inc. (Cayman Islands)(a)	6.80%	10/1/2016	1,800	1,716,750
Computer Services 0.26%
First Data Corp.†	9.875%	9/24/2015	1,070	969,688
hanarotelecom inc. (South Korea)†(a)	7.00%	2/1/2012	550	556,875
Total				1,526,563

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Software 0.97%
BMC Software, Inc.(b)	7.25%	6/1/2018	$2,000	$1,996,514
Intuit, Inc.	5.75%	3/15/2017	3,130	2,971,437
SunGard Data Systems, Inc.	10.25%	8/15/2015	675	705,375
Total				5,673,326
Computer Technology 0.23%
Equitable Resources, Inc.	6.50%	4/1/2018	1,350	1,342,884
Construction/Home Building 1.28%
CRH America, Inc.	5.625%	9/30/2011	7,650	7,463,355
Consumer Products 0.08%
Avon Products, Inc.	5.75%	3/1/2018	459	456,423
Containers 0.92%
Ball Corp.	6.875%	12/15/2012	250	255,000
Pactiv Corp.	5.875%	7/15/2012	700	694,917
Rexam plc (United Kingdom)†(a)(b)	6.75%	6/1/2013	3,550	3,529,623
Solo Cup Co.	8.50%	2/15/2014	975	872,625
Total				5,352,165
Diversified 1.27%
BHP Billiton Ltd. (Australia)(a)	5.125%	3/29/2012	4,000	3,993,980
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	568	575,958
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	2,800	2,828,274
Total				7,398,212
Diversified Materials/Processing 0.26%
ProLogis Trust	5.625%	11/15/2015	1,650	1,545,695
Drugs 1.05%
Hospira, Inc.	6.05%	3/30/2017	2,774	2,750,390
Schering-Plough Corp.	6.55%	9/15/2037	3,456	3,379,868
Total				6,130,258
Electric Power 5.22%
Baltimore Gas & Electric Co.	6.35%	10/1/2036	750	684,030
Centerpoint Energy, Inc.	5.75%	1/15/2014	2,000	1,993,042

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric Power (continued)
E On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	$1,055	$1,058,738
General Electric Capital Corp.	5.25%	10/19/2012	4,614	4,689,646
General Electric Capital Corp.	5.875%	1/14/2038	7,275	6,631,483
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	3,980	3,842,184
NiSource Inc.	6.80%	1/15/2019	1,700	1,671,690
Oncor Electric Delivery Co. LLC	6.375%	1/15/2015	2,000	1,973,702
Oncor Electric Delivery Co. LLC	7.25%	1/15/2033	1,982	1,932,559
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	2,930	2,770,875
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	2,000	1,993,228
Union Electric Co.	6.40%	6/15/2017	1,211	1,225,688
Total				30,466,865
Electric: Equipment/Components 1.37%
Baldor Electric Co.	8.625%	2/15/2017	1,110	1,137,750
Enel Finance International (Luxembourg)†(a)	6.25%	9/15/2017	850	869,593
Enel Finance International (Luxembourg)†(a)	6.80%	9/15/2037	3,500	3,556,840
Entergy Corp.†	6.00%	5/1/2018	1,450	1,410,245
NXP B.V. (Netherlands)(a)	7.875%	10/15/2014	1,050	1,023,750
Total				7,998,178
Electrical Equipment 0.09%
ITC Midwest LLC†	6.15%	1/31/2038	557	533,421
Electrical: Household 0.86%
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	5,000	5,013,320
Electronics: Semi-Conductors/Components 1.44%
Agilent Technologies, Inc.	6.50%	11/1/2017	2,800	2,729,787
Avnet, Inc.	6.625%	9/15/2016	3,150	3,139,684
National Semiconductor Corp.	6.60%	6/15/2017	2,603	2,548,517
Total				8,417,988
Energy Equipment & Services 1.36%
Chesapeake Energy Corp.	7.25%	12/15/2018	625	623,438
CMS Energy Corp.	6.55%	7/17/2017	2,375	2,300,484
Energy Transfer Partners L.P.	7.50%	7/1/2038	300	311,203

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services (continued)
Inergy Finance L.P.†	8.25%	3/1/2016	$1,365	$1,395,712
Nabors Industries Ltd.†	6.15%	2/15/2018	1,490	1,500,120
NRG Energy, Inc.	7.25%	2/1/2014	1,865	1,832,363
Total				7,963,320
Environmental Services 0.30%
Williams Cos., Inc. (The)	7.625%	7/15/2019	1,650	1,779,938
Financial: Miscellaneous 1.31%
Credit Suisse (USA) Inc.	5.125%	8/15/2015	375	361,416
Ford Motor Credit Corp.	7.875%	6/15/2010	5,545	5,256,699
Petroplus Finance Ltd. (Bermuda)†(a)	7.00%	5/1/2017	1,660	1,506,450
Standard Bank Plc (United Kingdom)(a)	Zero Coupon	7/17/2008	550	550,097
Total				7,674,662
Financial Services 4.21%
Bear Stearns & Co. Inc.	7.25%	2/1/2018	771	821,636
Countrywide Financial Corp.	5.80%	6/7/2012	2,600	2,407,423
Dun & Bradstreet Corp. (The)	6.00%	4/1/2013	2,000	1,981,282
GMAC LLC	6.00%	12/15/2011	3,992	3,214,953
GMAC LLC	6.75%	12/1/2014	1,363	1,056,553
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	3,000	2,941,254
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	468	427,537
Janus Capital Group Inc.	6.25%	6/15/2012	625	608,434
Janus Capital Group Inc.	6.70%	6/15/2017	2,390	2,286,355
Lehman Brothers Holdings Inc.	4.80%	3/13/2014	1,393	1,263,492
Lehman Brothers Holdings Inc.	7.00%	9/27/2027	1,975	1,821,817
Petrobras International Finance Co. (Brazil)(a)	5.875%	3/1/2018	2,415	2,379,193
Prudential Financial Inc.	5.15%	1/15/2013	775	763,053
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	800	795,567
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	1,896	1,817,373
Total				24,585,922
Food 2.56%
Delhaize Group (Belgium)(a)	6.50%	6/15/2017	2,000	2,051,378
Kraft Foods, Inc.	6.00%	2/11/2013	4,250	4,314,447
Kraft Foods, Inc.	6.875%	1/26/2039	3,000	2,909,733

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food (continued)
Pilgrim's Pride Corp.	8.375%	5/1/2017	$476	$417,690
Smithfield Foods, Inc.	7.75%	7/1/2017	1,550	1,534,500
Tesco plc (United Kingdom)†(a)	6.15%	11/15/2037	3,900	3,710,983
Total				14,938,731
Gaming 0.18%
Pinnacle Entertainment Inc.	8.25%	3/15/2012	1,025	1,037,813
Health Care Products 1.11%
Bausch & Lomb Inc.†	9.875%	11/1/2015	1,025	1,076,250
Biogen Idec Inc.	6.875%	3/1/2018	1,251	1,259,649
HCA, Inc.	9.125%	11/15/2014	2,596	2,719,310
LVB Acquisition Merger Sub, Inc.†	11.625%	10/15/2017	1,350	1,437,750
Total				6,492,959
Health Care Services 1.08%
Community Health Systems, Inc.	8.875%	7/15/2015	1,420	1,471,475
Medco Health Solutions, Inc.	7.125%	3/15/2018	933	966,747
UnitedHealth Group Inc.	5.00%	8/15/2014	3,000	2,825,781
UnitedHealth Group Inc.	6.625%	11/15/2037	1,100	1,016,133
Total				6,280,136
Healthcare Management Services 0.97%
WellPoint, Inc.	5.00%	1/15/2011	4,335	4,293,939
WellPoint, Inc.	6.375%	6/15/2037	1,500	1,350,961
Total				5,644,900
Household Equipment & Products 0.17%
Newell Rubbermaid Inc.	5.50%	4/15/2013	1,000	992,524
Industrial Products 0.98%
Mueller Water Products, Inc.	7.375%	6/1/2017	1,312	1,174,240
Vale Overseas Limited (Cayman Islands)(a)	6.25%	1/23/2017	4,500	4,555,773
Total				5,730,013
Insurance 0.81%
American International Group, Inc.	4.95%	3/20/2012	1,975	1,910,635
American International Group, Inc.	5.85%	1/16/2018	2,925	2,826,957
Total				4,737,592

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investment Management Companies 1.93%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	$1,270	$1,206,500
BlackRock, Inc.	6.25%	9/15/2017	6,250	6,306,775
Morgan Stanley	5.95%	12/28/2017	2,500	2,372,840
Morgan Stanley	6.00%	4/28/2015	1,420	1,372,985
Total				11,259,100
Leisure 0.51%
Inn of the Mountain Gods Resort & Casino	12.00%	11/15/2010	1,110	971,250
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,095	2,032,150
Total				3,003,400
Lodging 0.42%
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	2,495	2,442,440
Machinery: Industrial/Specialty 0.34%
RPM International, Inc.	6.50%	2/15/2018	2,000	2,010,478
Manufacturing 0.06%
Wabtec Corp.	6.875%	7/31/2013	371	369,145
Materials & Commodities 0.21%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	1,250	1,212,500
Media 1.71%
News Corp.	6.65%	11/15/2037	3,500	3,468,399
Thomson Corp. (Canada)(a)	5.70%	10/1/2014	1,000	970,410
Time Warner Inc.	6.75%	4/15/2011	1,850	1,899,119
Time Warner Inc.	7.625%	4/15/2031	3,500	3,640,234
Total				9,978,162
Metals & Minerals Miscellaneous 0.33%
Aleris International, Inc.	10.00%	12/15/2016	1,260	910,350
CII Carbon LLC†	11.125%	11/15/2015	1,025	1,019,875
Total				1,930,225
Miscellaneous 1.42%
Fiserv, Inc.	6.125%	11/20/2012	2,000	2,016,974
Freeport-McMoRan Copper & Gold Inc.	6.875%	2/1/2014	5,200	5,388,292
Magellan Midstream Partners L.P.	6.40%	5/1/2037	950	876,887
Total				8,282,153

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Natural Gas 0.64%
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	$3,770	$3,760,575
Office Supplies 0.54%
Steelcase Inc., Class A	6.50%	8/15/2011	3,150	3,154,448
Oil 1.08%
BJ Services Co.	6.00%	6/1/2018	1,750	1,750,537
Gulf South Pipeline Co., L.P.†	5.05%	2/1/2015	2,000	1,863,846
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	1,555	1,504,462
Questar Market Resources	6.80%	4/1/2018	1,150	1,164,365
Total				6,283,210
Oil: Crude Producers 2.81%
Alberta Energy Co. Ltd. (Canada)(a)	8.125%	9/15/2030	1,000	1,154,321
Canadian Natural Resources (Canada)(a)	5.15%	2/1/2013	2,000	2,009,884
Canadian Natural Resources (Canada)(a)	6.25%	3/15/2038	1,000	959,280
Cimarex Energy Co.	7.125%	5/1/2017	1,410	1,410,000
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	5,425	5,628,068
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,019,959
Key Energy Services, Inc.†	8.375%	12/1/2014	1,180	1,224,250
Murphy Oil Corp.	7.05%	5/1/2029	200	195,184
Range Resources Corp.	7.25%	5/1/2018	150	153,000
Southwestern Energy Co.†	7.50%	2/1/2018	1,555	1,578,798
W&T Offshore, Inc.†	8.25%	6/15/2014	1,080	1,047,600
Total				16,380,344
Oil: Integrated Domestic 4.76%
Buckeye Partners L.P.	6.05%	1/15/2018	2,000	1,960,654
Enterprise Products Partners L.P.	5.60%	10/15/2014	2,200	2,138,675
Kinder Morgan Energy Partners, L.P.	5.95%	2/15/2018	2,000	1,953,080
Kinder Morgan Energy Partners, L.P.	7.50%	11/1/2010	1,245	1,314,351
Marathon Oil Corp.	6.60%	10/1/2037	1,875	1,861,547
National Fuel Gas Co.†	6.50%	4/15/2018	2,022	1,989,331
Newfield Exploration Co.	7.125%	5/15/2018	700	693,875
ONEOK Partners, L.P.	6.15%	10/1/2016	3,500	3,461,112
Pacific Energy Partners, L.P.	6.25%	9/15/2015	1,444	1,419,953
Plains All American Pipe Line Corp.	7.75%	10/15/2012	3,500	3,687,215
Questar Gas Co.	7.20%	4/1/2038	1,000	1,067,403

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic (continued)
Teppco Partners, L.P.	5.90%	4/15/2013	$635	$637,700
Teppco Partners, L.P.	7.55%	4/15/2038	684	710,917
Texas Gas Transmission, LLC†	5.50%	4/1/2013	1,350	1,322,217
Transcontinental Gas Pipe Line Corp.†	6.05%	6/15/2018	400	394,000
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2,050	2,147,375
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,025,000
Total				27,784,405
Oil: Integrated International 1.51%
Northwest Pipeline Corp.†	6.05%	6/15/2018	425	418,231
Questar Pipeline Co.	5.83%	2/1/2018	1,000	1,003,817
Suncor Energy Inc. (Canada)(a)	6.50%	6/15/2038	2,631	2,555,959
Transocean Sedco Forex Inc. (Cayman Islands)(a)	6.00%	3/15/2018	1,500	1,517,310
Transocean Sedco Forex Inc. (Cayman Islands)(a)	6.80%	3/15/2038	1,770	1,834,051
Williams Partners L.P.	7.25%	2/1/2017	1,455	1,495,012
Total				8,824,380
Paper & Forest Products 0.39%
Domtar Corp.	7.875%	10/15/2011	1,425	1,469,531
International Paper Co.(b)	8.70%	6/15/2038	500	503,493
Rock-Tenn Co., Class A†	9.25%	3/15/2016	275	291,500
Total				2,264,524
Pollution Control 0.41%
Allied Waste Industries, Inc.	6.375%	4/15/2011	2,425	2,415,906
Publishing 0.29%
Idearc Inc.	8.00%	11/15/2016	2,355	1,695,600
Railroads 0.27%
Canadian National Railway Co. (Canada)(a)	4.95%	1/15/2014	600	596,257
Canadian Pacific Railway Ltd. (Canada)(a)	5.75%	5/15/2013	1,000	997,074
Total				1,593,331
Retail: Specialty 0.89%
Atlantic Broadband Finance, LLC	9.375%	1/15/2014	950	889,437
Brookstone Company, Inc.	12.00%	10/15/2012	1,155	1,131,900

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail: Specialty (continued)
Home Depot, Inc. (The)	5.875%	12/16/2036	$3,850	$3,193,506
Total				5,214,843
Services 0.29%
Corrections Corp. of America	7.50%	5/1/2011	1,663	1,683,787
Steel 1.20%
Allegheny Technologies Inc.	8.375%	12/15/2011	1,681	1,777,933
ArcelorMittal (Luxembourg)†(a)	5.375%	6/1/2013	2,250	2,216,880
Steel Dynamics, Inc.†	7.375%	11/1/2012	2,945	2,981,813
Total				6,976,626
Technology 0.24%
Fisher Scientific International., Inc.	6.75%	8/15/2014	1,400	1,419,820
Telecommunications 9.19%
AT&T Broadband Corp.	8.375%	3/15/2013	5,250	5,795,617
AT&T Broadband Corp.	9.455%	11/15/2022	425	516,579
British Telecom Plc (United Kingdom)(a)	8.625%	12/15/2010	5,846	6,338,677
British Telecom Plc (United Kingdom)(a)	9.125%	12/15/2030	2,200	2,734,222
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%#	6/15/2010	2,805	2,983,092
Embarq Corp.	6.738%	6/1/2013	4,850	4,771,663
France Telecom S.A. (France)(a)	7.75%	3/1/2011	4,100	4,392,875
France Telecom S.A. (France)(a)	8.50%	3/1/2031	1,000	1,253,594
Qwest Corp.	7.875%	9/1/2011	8,450	8,640,125
SK Telecom Co. Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,250	1,222,778
Sprint Capital Corp.	7.625%	1/30/2011	3,000	2,904,204
Sprint Capital Corp.	8.75%	3/15/2032	1,000	904,606
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	4,200	4,012,533
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	4,000	3,849,744
Telecom Italia Capital SpA (Italy)(a)	7.721%	6/4/2038	550	555,086
Telefonica Emisiones S.A.U. (Spain)(a)	5.855%	2/4/2013	2,725	2,749,833
Total				53,625,228
Telecommunications Equipment 0.03%
General Cable Corp.	7.125%	4/1/2017	150	147,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Textiles Products 0.64%
Mohawk Industries, Inc.	6.125%	1/15/2016	$3,834	$3,733,649
Tobacco 1.12%
Philip Morris International Inc.	5.65%	5/16/2018	3,400	3,332,837
Reynolds American Inc.	7.25%	6/15/2037	3,258	3,198,297
Total				6,531,134
Toys 0.34%
Mattel, Inc.	5.625%	3/15/2013	2,000	1,955,984
Transportation: Miscellaneous 0.54%
CSX Corp.	6.25%	3/15/2018	3,250	3,162,880
Utilities 0.78%
Commonwealth Edison Co.	5.95%	8/15/2016	2,000	1,990,580
Commonwealth Edison Co.	6.45%	1/15/2038	1,000	965,153
Commonwealth Edison Co.	6.95%	7/15/2018	195	196,950
El Paso Electric Co.(b)	7.50%	3/15/2038	1,400	1,400,924
Total				4,553,607
Utilities: Electrical 0.95%
Israel Electric Corp (Israel)†(a)	7.25%	1/15/2019	300	302,792
Oklahoma Gas and Electric Co.	6.45%	2/1/2038	1,000	977,674
TAQU Abu Dhabi National Energy (United Arab Emirates)†(a)	6.50%	10/27/2036	3,000	2,746,512
Texas Competitive Electric Holdings LLC†	10.25%	11/1/2015	1,475	1,513,719
Total				5,540,697
Utilities: Miscellaneous 0.20%
American Water Capital Corp.†	6.593%	10/15/2037	930	891,350
Source Gas LLC†	5.90%	4/1/2017	320	301,568
Total				1,192,918
Total Corporate Bonds (cost $452,755,975)				443,232,909
FOREIGN BONDS 0.32%
Federal Republic of Brazil (Brazil)(a)	6.00%	1/17/2017	500	529,250
Republic of Colombia (Colombia)(a)	7.375%	1/27/2017	1,165	1,320,528
Total Foreign Bonds (cost $1,827,731)				1,849,778

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.10%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(d)	10/15/2020	$1		$13,261
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	42		37,293
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(d)	8/15/2021	5		52,027
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(d)	12/15/2020	–	(c)	6,772
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(d)	12/15/2020	1		11,260
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(d)	2/15/2021	–	(c)	7,569
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(d)	2/15/2021	1		21,936
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(d)	4/15/2021	–	(c)	5,694
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(d)	4/15/2021	1		6,324
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(d)	4/15/2021	1		22,703
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(d)	5/15/2021	2		47,328
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	51		44,313
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(d)	9/15/2021	–	(c)	10,230
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	101		88,631
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(d)	11/15/2021	–	(c)	4,033
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(d)	2/15/2022	–	(c)	1,744
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(d)	4/15/2022	–	(c)	3,205
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	155		132,481
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	82		70,877
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	23		6,410
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	9		7,764
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(d)	12/25/2021	–	(c)	7,784
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $496,091)						609,639
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.13%
Federal Home Loan Mortgage Corp. 1G1314	5.864	%#	11/1/2036	4,065		4,159,210
Federal Home Loan Mortgage Corp. 1G2408	6.147	%#	6/1/2036	3,451		3,539,045
Federal Home Loan Mortgage Corp. 1NO288	5.671	%#	11/1/2035	2,687		2,746,442
Federal National Mortgage Assoc.	5.252	%#	10/1/2035	6,260		6,369,243
Federal National Mortgage Assoc.	5.479	%#	4/1/2036	2,910		2,966,558
Federal National Mortgage Assoc.	5.50%		3/1/2033	356		354,322
Federal National Mortgage Assoc.	5.52	%#	4/1/2036	2,588		2,637,850
Federal National Mortgage Assoc.	5.531	%#	4/1/2036	3,313		3,376,157
Federal National Mortgage Assoc.	5.659	%#	8/1/2036	5,237		5,349,537
Federal National Mortgage Assoc.	5.743	%#	10/1/2036	3,346		3,425,576
Federal National Mortgage Assoc.	5.827	%#	10/1/2036	2,416		2,475,298

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	5.921	%#	5/1/2036	$2,030	$2,079,597
Federal National Mortgage Assoc.	5.931	%#	8/1/2036	3,878	3,970,791
Federal National Mortgage Assoc.(e)	5.942	%#	12/1/2036	3,937	4,027,592
Total Government Sponsored Enterprises Pass-Throughs (cost $46,686,922)					47,477,218
MUNICIPAL BONDS 0.31%
Massachusetts St Wtr Res Auth Ref Gen Ser B(f) (cost $1,903,225)	5.25%		8/1/2029 - 8/1/2036	1,645	1,823,124
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.68%
Banc of America Commercial Mortgage Securities, Inc. 2006-3 A4	5.889	%#	7/10/2044	3,910	3,954,845
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.457	%#	3/11/2039	2,500	2,480,152
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	7,775	7,546,599
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AAB	5.533%		10/12/2041	7,135	7,061,299
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.725	%#	3/15/2049	1,000	1,006,158
Citigroup/Deutsche Bank Commmercial Mortgage Trust 2005-CD1 A4	5.225	%#	7/15/2044	3,800	3,742,096
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%		5/15/2038	1,030	964,267
CS First Boston Mortgage Securities Corp. 2005-C2 AAB	4.681%		4/15/2037	5,000	4,837,453
GE Capital Commercial Mortgage 2005-C4 A4	5.333	%#	11/10/2045	3,275	3,245,785
GS Mortgage Securities Corp. II 2004-GG2 A6	5.396	%#	8/10/2038	1,800	1,800,444
GS Mortgage Securities Corp. II 2006-GG8	5.535%		11/10/2039	2,795	2,760,827
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936	%#	8/15/2042	2,000	1,927,614
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%		5/15/2032	1,205	1,167,907
LB-UBS Commercial Mortgage Trust 2006-C1 AAB	5.139%		2/15/2031	1,000	972,478
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661	%#	3/15/2039	2,560	2,558,482

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%		9/15/2039	$1,250	$1,221,724
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A4	5.425	%#	2/12/2039	2,375	2,350,021
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.243	%#	11/12/2037	7,260	7,156,705
Merrill Lynch Mortgage Trust 2006-C1 AM	5.658	%#	5/12/2039	1,000	949,476
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%		8/13/2042	1,000	970,565
Morgan Stanley Capital I 2005-HQ7 A4	5.208	%#	11/14/2042	3,700	3,682,633
Morgan Stanley Capital I 2006-HQ8 A4	5.387	%#	3/12/2044	2,500	2,473,645
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%		7/12/2044	4,700	4,714,555
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%		3/15/2042	5,500	5,374,094
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.266	%#	12/15/2044	5,000	4,930,376
Total Non-Agency Commercial Mortgage-Backed Securities (cost $79,789,767)					79,850,200
U.S. TREASURY OBLIGATIONS 0.08%
U.S. Treasury Bonds (cost $446,259)	5.00%		5/15/2037	430	450,660
Total Long-Term Investments (cost $586,120,128)					577,518,707
SHORT-TERM INVESTMENTS 1.59%
Repurchase Agreements
Repurchase Agreement dated 5/30/2008, 2.10% due 6/2/2008 with J.P. Morgan Chase & Co. collateralized by $1,548,000 of Federal Farm Credit Bank at 3.60% due 5/20/2011 and $7,015,000 of Federal Home Loan Mortage Corp. at 3.00% due 4/1/2011; value: $8,478,785; proceeds: $8,274,448				8,273	8,273,000
Repurchase Agreement dated 5/30/2008, 1.71% due 6/2/2008 with State Street Bank & Trust Co. collateralized by $1,040,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 12/30/2008; value: $1,025,700; proceeds: $1,001,613				1,001	1,001,470
Total Short-Term Investments (cost $9,274,470)					9,274,470
Total Investments in Securities 100.51% (cost $595,394,598)					586,793,177
Liabilities in Excess of Cash and Other Assets(g) (0.51%)					(3,005,785)
Net Assets 100.00%					$583,787,392

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2008

  IO  Interest Only.

  PO  Principal Only.

  ~  Fair Valued Security (See Note 2 (a)).

  #  Variable rate security. The interest rate represents the rate at May 31, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Securities purchased on a when-issued basis (See Note 2 (i)).

  (c)  Amount is less than $1,000.

  (d)  IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

  (e)  Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2008 (See Note 2 (h)).

  (f)  Insured by Financial Security Assurance, Inc., a municipal bond insurance company.

  (g)  Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts, as follows:

Open Futures Contracts at May 31, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	September 2008	(378)	Short	$(41,556,375)	$(25,442)
U.S. 10-Year Treasury Note	September 2008	50	Long	5,620,312	(4,433)
U.S. 20-Year Treasury Bond	September 2008	(211)	Short	(23,948,500)	71,892
Totals				$(59,884,563)	$42,017

Forward Foreign Currency Contracts Open as of May 31, 2008:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	9/2/2008	2,600,000	$798,771	$815,658	$16,887
Argentine Peso	Sell	9/2/2008	1,350,000	417,440	423,515	(6,075)
Brazilian Real	Buy	6/5/2008	1,850,000	1,079,894	1,135,682	55,788
Brazilian Real	Buy	7/3/2008	1,300,000	775,117	792,405	17,288
Brazilian Real	Buy	9/2/2008	1,050,000	613,497	630,371	16,874
Brazilian Real	Buy	10/6/2008	1,850,000	1,099,881	1,101,029	1,148
Brazilian Real	Sell	6/5/2008	1,850,000	1,132,954	1,135,682	(2,728)
Chilean Peso	Buy	6/9/2008	1,042,000,000	2,193,865	2,168,509	(25,356)
Chilean Peso	Sell	6/9/2008	277,000,000	630,980	576,465	54,514
Chinese Yuan Renminbi	Buy	7/3/2008	5,800,000	837,993	837,690	(303)
Colombian Peso	Buy	6/5/2008	1,600,000,000	844,327	914,718	70,391
Colombian Peso	Buy	10/6/2008	850,000,000	474,860	473,129	(1,731)
Colombian Peso	Sell	6/5/2008	1,600,000,000	903,493	914,718	(11,225)
Czech Koruna	Buy	6/5/2008	30,000,000	1,836,772	1,863,548	26,776
Czech Koruna	Buy	7/3/2008	9,000,000	560,922	558,542	(2,380)
Czech Koruna	Sell	7/3/2008	6,700,000	414,322	415,804	(1,482)
Hong Kong Dollar	Buy	6/5/2008	11,000,000	1,412,756	1,409,770	(2,986)
Hong Kong Dollar	Buy	7/3/2008	20,400,000	2,624,690	2,616,372	(8,317)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint	Buy	7/3/2008	300,000,000	$1,717,082	$1,930,054	$212,971
Indian Rupee	Buy	6/5/2008	25,200,000	623,651	593,259	(30,393)
Indian Rupee	Buy	7/3/2008	61,150,000	1,525,392	1,436,129	(89,264)
Indian Rupee	Sell	6/5/2008	25,200,000	624,350	593,259	31,091
Indian Rupee	Sell	7/3/2008	10,700,000	248,837	251,293	(2,456)
Indonesian Rupiah	Buy	6/5/2008	7,000,000,000	742,784	750,782	7,998
Indonesian Rupiah	Buy	9/2/2008	12,395,000,000	1,324,960	1,308,149	(16,810)
Indonesian Rupiah	Sell	6/5/2008	7,000,000,000	765,446	750,782	14,664
Israeli Shekel	Buy	7/3/2008	4,500,000	1,246,444	1,395,502	149,058
Israeli Shekel	Buy	8/1/2008	3,800,000	1,072,023	1,176,996	104,973
Israeli Shekel	Sell	7/3/2008	1,500,000	414,170	465,167	(50,997)
Malaysian Ringgit	Buy	6/5/2008	1,650,000	516,912	509,209	(7,703)
Malaysian Ringgit	Buy	9/2/2008	3,700,000	1,172,814	1,140,832	(31,982)
Malaysian Ringgit	Buy	10/6/2008	1,650,000	511,152	508,665	(2,487)
Malaysian Ringgit	Sell	6/5/2008	1,650,000	510,046	509,209	837
Mexican Peso	Buy	6/5/2008	29,000,000	2,638,090	2,807,995	169,904
Mexican Peso	Buy	7/3/2008	23,000,000	2,102,549	2,218,966	116,417
Mexican Peso	Buy	8/1/2008	25,000,000	2,301,045	2,402,130	101,085
Mexican Peso	Sell	6/5/2008	29,000,000	2,677,500	2,807,995	(130,495)
Mexican Peso	Sell	7/3/2008	6,600,000	624,334	636,747	(12,413)
New Romania Leu	Buy	6/5/2008	1,500,000	605,620	643,548	37,928
New Romania Leu	Buy	9/2/2008	2,000,000	822,199	841,696	19,497
New Turkish Lira	Buy	6/5/2008	1,800,000	1,476,257	1,473,563	(2,694)
New Turkish Lira	Buy	7/3/2008	4,250,000	3,203,013	3,442,762	239,749
Peruvian New Sol	Buy	9/2/2008	1,075,000	391,222	381,739	(9,483)
Philippines Peso	Buy	7/3/2008	25,000,000	617,887	569,398	(48,488)
Philippines Peso	Buy	8/4/2008	26,000,000	625,602	590,239	(35,362)
Philippines Peso	Sell	7/3/2008	25,000,000	570,351	569,398	953
Polish Zloty	Buy	6/5/2008	12,150,000	5,103,203	5,601,839	498,636
Polish Zloty	Buy	7/3/2008	1,850,000	830,247	850,761	20,514
Polish Zloty	Sell	6/5/2008	10,000,000	4,265,757	4,610,567	(344,810)
Russian Ruble	Buy	6/5/2008	26,600,000	1,104,837	1,122,805	17,968
Russian Ruble	Buy	7/3/2008	25,000,000	1,055,654	1,054,116	(1,538)
Singapore Dollar	Buy	7/3/2008	3,605,000	2,597,776	2,651,310	53,534
Singapore Dollar	Buy	9/5/2008	1,795,000	1,321,027	1,322,973	1,946
Slovakian Koruna	Buy	9/2/2008	17,200,000	825,422	880,567	55,145
South African Rand	Buy	7/3/2008	6,250,000	805,006	814,100	9,095
South African Rand	Buy	8/1/2008	7,600,000	988,232	981,610	(6,623)
Taiwan Dollar	Buy	6/5/2008	5,000,000	166,060	164,534	(1,527)
Taiwan Dollar	Sell	6/5/2008	5,000,000	165,975	164,534	1,442
Net Unrealized Appreciation on Forward Foreign Currency Contracts						$1,236,963

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.90%
ASSET-BACKED SECURITIES 3.96%
Bank One Issuance Trust 2003-A7	3.35%	3/15/2011	$1,000	$1,000,173
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	751	755,261
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1,195	1,207,116
Ford Credit Auto Owner Trust 2005-B B	4.64%	4/15/2010	550	549,337
Harley Davidson Motorcycle Trust 2007-3 A3	2.864%#	6/15/2012	1,400	1,390,978
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	1,010	993,955
Total Asset-Backed Securities (cost $5,886,178)				5,896,820
CORPORATE BONDS 36.08%
Advertising 0.38%
Lamar Media Corp.	6.625%	8/15/2015	210	198,975
R.H. Donnelley Corp.†	8.875%	10/15/2017	550	371,250
Total				570,225
Aerospace/Defense 0.22%
Hawker Beechcraft Acquisition Co.	9.75%	4/1/2017	225	231,750
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	100	97,250
Total				329,000
Aluminum 0.07%
Century Aluminum Co.	7.50%	8/15/2014	100	100,000
Apparel Retail 0.24%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	150	152,250
Warnaco Group, Inc.	8.875%	6/15/2013	200	208,500
Total				360,750
Auto Trucks & Parts 0.11%
Visteon Corp.	7.00%	3/10/2014	250	167,500
Automotive 0.08%
General Motors Corp.	7.20%	1/15/2011	150	126,375
Banks 3.15%
Bank of America Corp.	5.375%	8/15/2011	2,000	2,040,520
Citigroup Inc.	5.50%	4/11/2013	325	324,001

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks (continued)
Citigroup Inc.	6.50%	1/18/2011	$2,000	$2,075,008
JPMorgan Chase & Co.	4.75%	5/1/2013	264	259,410
Total				4,698,939
Broadcasting 0.07%
Echostar DBS Corp.†	7.75%	5/31/2015	100	100,000
Cable Services 0.11%
Mediacom Communications Corp.	9.50%	1/15/2013	165	158,400
Chemicals 0.27%
Church & Dwight Co., Inc.	6.00%	12/15/2012	291	288,090
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	150	117,375
Total				405,465
Coal 0.53%
CONSOL Energy Inc.	7.875%	3/1/2012	750	795,000
Communications Services 0.52%
Telefonica Europe B.V. (Netherlands)(a)	7.75%	9/15/2010	725	770,844
Computer Hardware 0.33%
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.375%	10/1/2011	500	495,000
Computer Services 0.12%
First Data Corp.†	9.875%	9/24/2015	190	172,187
Computer Software 0.11%
SunGard Data Systems, Inc.	10.25%	8/15/2015	150	156,750
Computer Technology 0.31%
Equitable Resources, Inc.	5.00%	10/1/2015	500	457,554
Construction/Home Building 0.15%
CRH America, Inc.	5.625%	9/30/2011	225	219,510
Consumer Products 0.33%
Avon Products, Inc.	4.80%	3/1/2013	500	494,648

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers 1.21%
Ball Corp.	6.875%	12/15/2012	$250	$255,000
Pactiv Corp.	5.875%	7/15/2012	500	496,369
Rexam plc (United Kingdom)†(a)(c)	6.75%	6/1/2013	875	869,978
Solo Cup Co.	8.50%	2/15/2014	200	179,000
Total				1,800,347
Diversified 1.08%
BHP Billiton Ltd. (Australia)(a)	5.125%	3/29/2012	855	853,713
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	750	760,508
Total				1,614,221
Diversified Materials/Processing 0.22%
ProLogis Trust	5.625%	11/15/2015	350	327,875
Electric Power 1.68%
Allegheny Energy Supply Co., LLC	7.80%	3/15/2011	200	208,500
General Electric Capital Corp.	5.25%	10/19/2012	1,526	1,551,019
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	750	750,008
Total				2,509,527
Electric: Equipment/Components 0.59%
Baldor Electric Co.	8.625%	2/15/2017	215	220,375
Enel Finance International (Luxembourg)†(a)	5.70%	1/15/2013	500	508,509
NXP B.V. (Netherlands)(a)	7.875%	10/15/2014	150	146,250
Total				875,134
Electrical: Household 0.34%
EDP Finance BV (Netherlands)†(a)	5.375%	11/2/2012	500	503,228
Electronics 0.33%
Philips Electronics N.V. (Netherlands)(a)	4.625%	3/11/2013	500	493,178
Electronics: Semi-Conductors/ Components 0.33%
National Semiconductor Corp.	6.15%	6/15/2012	500	498,492

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services 0.48%
Chesapeake Energy Corp.	7.25%	12/15/2018	$100	$99,750
Inergy Finance L.P.†	8.25%	3/1/2016	330	337,425
NRG Energy, Inc.	7.25%	2/1/2014	285	280,013
Total				717,188
Financial: Miscellaneous 1.21%
Credit Suisse (USA), Inc.	5.125%	8/15/2015	750	722,833
Ford Motor Credit Corp.	7.875%	6/15/2010	800	758,405
Petroplus Finance Ltd. (Bermuda)†(a)	7.00%	5/1/2017	350	317,625
Total				1,798,863
Financial Services 3.74%
American General Finance Corp.	5.375%	10/1/2012	51	49,382
Bear Stearns & Co., Inc.	6.95%	8/10/2012	200	208,950
Dun & Bradstreet Corp. (The)	6.00%	4/1/2013	700	693,448
GMAC LLC	6.00%	12/15/2011	550	442,942
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	1,775	1,786,323
Janus Capital Group Inc.	5.875%	9/15/2011	810	795,822
Janus Capital Group Inc.	6.25%	6/15/2012	50	48,675
Lehman Brothers Holdings Inc.	5.625%	1/24/2013	250	238,123
Lehman Brothers Holdings Inc.	6.625%	1/18/2012	444	443,585
Prudential Financial Inc.	5.15%	1/15/2013	150	147,688
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	725	720,983
Total				5,575,921
Food 0.08%
Smithfield Foods, Inc.	7.75%	7/1/2017	125	123,750
Gaming 0.15%
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	225	227,812
Health Care Products 1.16%
Bausch & Lomb Inc.†	9.875%	11/1/2015	200	210,000
Biogen Idec Inc.	6.00%	3/1/2013	500	496,397
HCA, Inc.	9.125%	11/15/2014	725	759,438
LVB Acquisition Merger Sub, Inc.†	11.625%	10/15/2017	250	266,250
Total				1,732,085

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Services 0.42%
Community Health Systems, Inc.	8.875%	7/15/2015	$260	$269,425
UnitedHealth Group Inc.	4.125%	8/15/2009	352	349,917
Total				619,342
Healthcare Management Services 0.60%
WellPoint, Inc.	5.00%	1/15/2011	900	891,475
Household Equipment & Products 0.47%
Newell Rubbermaid Inc.	5.50%	4/15/2013	700	694,767
Industrial Products 0.15%
Mueller Water Products, Inc.	7.375%	6/1/2017	250	223,750
Insurance 0.78%
American International Group, Inc.	4.95%	3/20/2012	1,200	1,160,892
Investment Management Companies 0.15%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	240	228,000
Leisure 0.38%
Inn of the Mountain Gods Resort & Casino	12.00%	11/15/2010	235	205,625
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	375	363,750
Total				569,375
Lodging 0.34%
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	510	499,256
Materials & Commodity 0.16%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	250	242,500
Metals & Minerals Miscellaneous 0.24%
Aleris International, Inc.	10.00%	12/15/2016	245	177,013
CII Carbon LLC†	11.125%	11/15/2015	175	174,125
Total				351,138
Milling: Fruit & Grain Processing 0.12%
Corn Products International, Inc.	8.45%	8/15/2009	175	182,275

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous 0.55%
Fiserv, Inc.	6.125%	11/20/2012	$500	$504,244
Freeport-McMoRan Copper & Gold Inc.	6.875%	2/1/2014	300	310,863
Total				815,107
Natural Gas 0.54%
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	800	798,000
Office Supplies 0.42%
Steelcase Inc., Class A	6.50%	8/15/2011	625	625,882
Oil 0.18%
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	275	266,062
Oil: Crude Producers 0.87%
Cimarex Energy Co.	7.125%	5/1/2017	255	255,000
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	275	285,294
Enterprise Products Partners L.P.	5.65%	4/1/2013	350	348,441
Key Energy Services, Inc.†	8.375%	12/1/2014	210	217,875
W&T Offshore, Inc.†	8.25%	6/15/2014	200	194,000
Total				1,300,610
Oil: Integrated Domestic 1.21%
Newfield Exploration Co.	7.625%	3/1/2011	500	521,250
Teppco Partners, L.P.	5.90%	4/15/2013	250	251,063
Texas Gas Transmission, LLC†	5.50%	4/1/2013	650	636,623
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	375	392,813
Total				1,801,749
Paper & Forest Products 0.21%
Domtar Corp.	7.875%	10/15/2011	255	262,969
Rock-Tenn Co., Class A†	9.25%	3/15/2016	50	53,000
Total				315,969
Pollution Control 0.25%
Allied Waste Industries, Inc.	6.375%	4/15/2011	375	373,594
Publishing 0.22%
Idearc Inc.	8.00%	11/15/2016	465	334,800

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Railroads 1.34%
Canadian National Railway Co. (Canada)(a)	4.95%	1/15/2014	$1,000	$993,761
Canadian Pacific Railway Ltd. (Canada)(a)	5.75%	5/15/2013	1,000	997,074
Total				1,990,835
Retail: Specialty 0.25%
Atlantic Broadband Finance, LLC	9.375%	1/15/2014	175	163,844
Brookstone Company, Inc.	12.00%	10/15/2012	215	210,700
Total				374,544
Services 0.24%
Corrections Corp. of America	7.50%	5/1/2011	350	354,375
Steel 0.77%
Allegheny Technologies Inc.	8.375%	12/15/2011	310	327,876
ArcelorMittal (Luxembourg)†(a)	5.375%	6/1/2013	257	253,217
Steel Dynamics, Inc.†	7.375%	11/1/2012	560	567,000
Total				1,148,093
Technology 0.19%
Fisher Scientific International, Inc.	6.75%	8/15/2014	275	278,893
Telecommunications 3.90%
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2030	1,216	1,318,480
Deutsche Telekom International Finance (Netherlands)(a)	8.00%#	6/15/2010	545	579,603
Embarq Corp.	6.738%	6/1/2013	350	344,347
France Telecom S.A. (France)(a)	7.75%	3/1/2011	525	562,502
Qwest Corp.	7.875%	9/1/2011	550	562,375
SK Telecom Co. Ltd. (South Korea)†(a)	4.25%	4/1/2011	550	538,022
Sprint Capital Corp.	7.625%	1/30/2011	325	314,622
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	1,000	955,365
Telefonica Emisiones S.A.U. (Spain)(a)	5.855%	2/4/2013	275	277,506
Verizon Communications Inc.	5.25%	4/15/2013	350	353,293
Total				5,806,115
Tobacco 0.59%
Reynolds American Inc.	6.50%	7/15/2010	865	886,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Toys 0.41%
Mattel, Inc.	5.625%	3/15/2013	$625		$611,245
Transportation: Miscellaneous 0.24%
CSX Corp.	6.75%	3/15/2011	350		361,225
Utilities: Electrical 0.19%
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	275		282,218
Total Corporate Bonds (cost $54,298,232)					53,764,479
FOREIGN BONDS 0.15%
Republic of Colombia (Colombia)(a) (cost $229,417)	7.375%	1/27/2017	205		232,368
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.29%
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	4		3,576
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	6		5,983
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	27		27,279
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	2		2,319
Federal Home Loan Mortgage Corp. 1671 JA	2.963%#	1/15/2024	287		285,384
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	66		66,401
Federal National Mortgage Assoc. 1993-196 F	2.856%#	10/25/2008	15		15,355
Federal National Mortgage Assoc. 1994-89 FA	2.856%#	3/25/2009	5		5,252
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	16		15,664
Federal National Mortgage Assoc. G93-11 FA	2.806%#	12/25/2008	–	(b)	9
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $406,223)					427,222
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.96%
Federal Home Loan Mortgage Corp. 1G1314	5.862%#	11/1/2036	1,040		1,064,494
Federal Home Loan Mortgage Corp. 1NO288	5.664%#	11/1/2035	570		582,818
Federal Home Loan Mortgage Corp. C00742	6.50%	4/1/2029	318		332,282
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	110		113,925
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	13		13,128
Federal National Mortgage Assoc.	4.975%#	2/1/2032	22		21,784
Federal National Mortgage Assoc.	5.484%#	11/1/2036	25		25,048

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	5.52%#	4/1/2036	$548	$558,210
Federal National Mortgage Assoc.	5.628%#	6/1/2036	571	581,709
Federal National Mortgage Assoc.	5.659%#	8/1/2036	1,000	1,021,170
Federal National Mortgage Assoc.	5.743%#	10/1/2036	2,542	2,602,355
Federal National Mortgage Assoc.	5.827%#	10/1/2036	442	453,342
Federal National Mortgage Assoc.	5.921%#	5/1/2036	427	437,533
Federal National Mortgage Assoc.	5.931%#	8/1/2036	800	818,984
Federal National Mortgage Assoc.(d)	5.942%#	12/1/2036	1,234	1,261,958
Federal National Mortgage Assoc.	6.00%	7/1/2014	81	83,566
Federal National Mortgage Assoc.	6.50%	4/1/2011 - 6/1/2015	377	394,622
Total Government Sponsored Enterprises Pass-Throughs (cost $10,212,897)				10,366,928
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 49.13%
Banc of America Commercial Mortgage Inc. 2004-4 A3	4.128%	7/10/2042	2,020	2,010,505
Banc of America Commercial Mortgage Inc. 2004-6 A2	4.161%	12/10/2042	460	457,352
Banc of America Commercial Mortgage Inc. 2005-4 A2	4.764%	7/10/2045	690	689,761
Banc of America Commercial Mortgage Inc. 2005-5 A2	5.001%	10/10/2045	660	662,188
Banc of America Commercial Mortgage Inc. 2006-1 A2	5.334%#	9/10/2045	325	327,221
Banc of America Commercial Mortgage Inc. 2006-2 A1	5.611%	5/10/2045	1,491	1,505,677
Banc of America Commercial Mortgage Inc. 2006-3 A2	5.806%	7/10/2044	471	475,486
Banc of America Commercial Mortgage Inc. 2006-4 A1	5.363%	7/10/2046	142	143,384
Banc of America Commercial Mortgage Inc. 2006-5 A1	5.185%	9/10/2047	892	897,714
Banc of America Commercial Mortgage Inc. 2006-6 A1	5.226%	10/10/2045	1,319	1,327,846
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	766	770,477
Bear Stearns Commercial Mortgage Securities, Inc. 2002 TOP6 A1	5.92%	10/15/2036	332	336,306

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	$1,870	$1,863,402
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	2,493	2,488,047
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	997	992,672
Bear Stearns Commercial Mortgage Securities, Inc. 2005 PWR9 A2	4.735%	9/11/2042	1,000	998,315
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A1	5.085%	12/11/2040	1,740	1,747,701
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	2,365	2,370,987
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A1	5.294%	9/11/2041	400	403,115
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14	5.044%	12/11/2038	1,201	1,203,590
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.465%#	4/12/2038	130	131,555
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	850	845,645
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	1,350	1,353,196
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD3 A1	5.454%	10/15/2048	256	257,637
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	360	358,250
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	160	159,007
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	846,059
GE Capital Commercial Mortgage Corp. 2004-C2 A1	3.111%	3/10/2040	428	426,000
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	495	494,564
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	2,742	2,722,850
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	488	490,461
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.279%#	3/10/2044	717	721,168

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	$525	$533,051
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	629	612,221
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A1	3.896%	8/10/2038	549	547,290
GMAC Commercial Mortgage Corp. 2005-C1 A2	4.471%	5/10/2043	1,272	1,264,491
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	1,106	1,099,172
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	723	727,569
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1,234	1,236,598
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	2,089	2,075,172
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	755	763,784
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1,119	1,105,661
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,943	1,915,131
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	801	795,788
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,240	1,226,713
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	630	627,801
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	250	248,849
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	76	76,167
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	420	422,487
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A1	5.273%	2/12/2051	926	928,548
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A1	5.651%	6/15/2049	869	877,274
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	1,000	992,732

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	$1,275	$1,264,626
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	240	238,597
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	1,450	1,437,822
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%	11/15/2030	1,735	1,742,186
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	555	556,705
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	890	888,443
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	2,480	2,487,316
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	1,061	1,070,508
Merrill Lynch Mortgage Trust 2006-C1 A2	5.613%#	5/12/2039	520	527,573
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%#	2/12/2039	1,280	1,291,597
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%#	12/12/2049	614	609,888
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-6 A2	5.331%	3/12/2051	125	123,494
Morgan Stanley Capital 2006-IQ11 A2	5.693%#	10/15/2042	450	456,107
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	464	459,473
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	523	522,438
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	358	357,501
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	755	755,984
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	1,478	1,479,966
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	100	99,044
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	1,110	1,113,988
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	550	551,377
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1,089	1,106,180
Wachovia Bank Commercial Mortgage Trust 2003-C8 A1	3.444%	11/15/2035	2,932	2,922,790
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	800	792,239
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	203	201,775
Wachovia Bank Commercial Mortgage Trust 2006-C23 A1	5.203%	1/15/2045	1,609	1,614,780
Total Non-Agency Commercial Mortgage-Backed Securities (cost $72,321,819)				73,227,034

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
PASS-THROUGH AGENCIES 0.09%
Government National Mortgage Assoc.	5.125	%#	11/20/2020 - 12/20/2027	$33	$33,178
Government National Mortgage Assoc.	5.50	%#	1/20/2018	40	40,274
Government National Mortgage Assoc.	5.625	%#	9/20/2031	23	22,667
Government National Mortgage Assoc.	7.00%		4/15/2028	14	14,570
Government National Mortgage Assoc.	10.50%		3/15/2019	16	17,632
Total Pass-Through Agencies (cost $125,887)					128,321
U.S. TREASURY OBLIGATIONS 0.24%
U.S. Treasury Notes (cost $365,201)	3.125%		4/30/2013	370	365,490
Total Long-Term Investments (cost $143,845,854)					144,408,662
SHORT-TERM INVESTMENT 3.71%
Repurchase Agreement
Repurchase Agreement dated 5/30/2008, 2.10% due 6/2/2008 with J.P. Morgan Chase & Co. collateralized by $5,520,000 of Federal Home Loan Bank at 4.75% due 6/11/2008; value $5,647,857; proceeds: $5,533,968 (cost $5,533,000)				5,533	5,533,000
Total Investments in Securities 100.61% (cost $149,378,854)					149,941,662
Liabilities in Excess of Other Assets(e) (0.61%)					(907,574)
Net Assets 100.00%					$149,034,088

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2008

†  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at May 31, 2008.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Amount is less than $1,000.

  (c)  Security purchased on a when-issued basis (See Note 2 (i)).

  (d)  Security has been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2008 (See Note 2(h)).

  (e)  Liabilities in excess of other assets include net unrealized depreciation on futures contracts, as follows:

Open Futures Contracts at May 31, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Notes	September 2008	(79)	Short	$(8,685,063)	$(5,177)
U.S. 10-Year Treasury Notes	September 2008	52	Long	5,845,125	(87,095)
Totals				$(2,839,938)	$(92,272)

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2008

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$359,106,033	$74,711,124	$506,064,228
Investments in securities, at value	$384,498,500	$73,747,744	$492,052,144
Cash	–	273,685	1,104,824
Receivables:
Interest and dividends	2,114,653	404,144	9,855,262
Investment securities sold	–	432,168	2,313,346
Capital shares sold	3,097,868	1,158,502	2,846,623
From advisor	–	30,733	–
Unrealized appreciation on credit default swap agreements	–	–	146,469
Prepaid expenses and other assets	71,432	19,331	57,476
Total assets	389,782,453	76,066,307	508,376,144
LIABILITIES:
Payables:
Investment securities purchased	2,100,000	4,920,969	7,231,537
Capital shares reacquired	2,749,628	20,098	2,826,545
Management fee	215,851	26,729	243,604
12b-1 distribution fees	111,637	8,595	78,764
Fund administration	12,334	4,075	16,297
Trustees' fees	25,237	248	36,713
To bank – foreign cash, at value (cost $1,494)	–	–	1,472
To affiliate	–	8,220	77,212
Distributions payable	–	31,740	2,822,882
Unrealized depreciation on credit default swap agreements	–	–	1,158,895
Unrealized depreciation on unfunded commitments	–	8,058	–
Accrued expenses and other liabilities	85,795	120,140	101,833
Total liabilities	5,300,482	5,148,872	14,595,754
NET ASSETS	$384,481,971	$70,917,435	$493,780,390
COMPOSITION OF NET ASSETS:
Paid-in capital	$355,906,423	$71,854,768	$523,886,890
Undistributed (distributions in excess of) net investment income	(962,397)	79,074	(1,450,829)
Accumulated net realized gain (loss) on investments, credit default swap agreements, futures contracts and foreign currency related transactions	4,145,478	(44,969)	(13,631,183)
Net unrealized appreciation (depreciation) on investments, futures contracts, credit default swap agreements, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	25,392,467	(971,438)	(15,024,488)
Net Assets	$384,481,971	$70,917,435	$493,780,390

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2008

	Convertible Fund	Floating Rate Fund	High Yield Fund
Net assets by class:
Class A Shares	$116,171,373	$21,240,522	$93,235,533
Class B Shares	$15,063,817	$–	$24,383,557
Class C Shares	$70,642,049	$3,050,663	$25,531,117
Class F Shares	$30,378	$10,066	$17,412
Class I Shares	$182,299,097	$46,596,090	$350,325,569
Class P Shares	$129,483	$–	$267,361
Class R2 Shares	$9,863	$10,045	$9,918
Class R3 Shares	$135,911	$10,049	$9,923
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	9,495,087	2,168,602	12,344,738
Class B Shares	1,235,707	–	3,240,653
Class C Shares	5,800,630	311,346	3,394,928
Class F Shares	2,482	1,027.710	2,305
Class I Shares	14,849,298	4,757,343	46,208,659
Class P Shares	10,513	–	35,003
Class R2 Shares	806.376	1,026	1,313
Class R3 Shares	11,119	1,026	1,314
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$12.23	$9.79	$7.55
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75%, 2.25% and 4.75% respectively)	$12.84	$10.02	$7.93
Class B Shares–Net asset value	$12.19	–	$7.52
Class C Shares–Net asset value	$12.18	$9.80	$7.52
Class F Shares–Net asset value	$12.24	$9.79	$7.55
Class I Shares–Net asset value	$12.28	$9.79	$7.58
Class P Shares–Net asset value	$12.32	–	$7.64
Class R2 Shares–Net asset value	$12.23	$9.79	$7.55
Class R3 Shares–Net asset value	$12.22	$9.79	$7.55

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2008

	Income Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$595,394,598	$149,378,854
Investments in securities, at value	$586,793,177	$149,941,662
Cash	21,873	163,404
Receivables:
Interest and dividends	9,477,180	1,447,383
Investment securities sold	4,756,494	1,278,115
Capital shares sold	4,829,585	11,892,656
From advisor	45,471	3,906
Variation margin	–	27,820
Unrealized appreciation on forward foreign currency contracts	2,130,618	–
Prepaid expenses and other assets	89,051	33,926
Total assets	608,143,449	164,788,872
LIABILITIES:
Payables:
Investment securities purchased	14,169,183	6,851,104
Capital shares reacquired	5,264,638	8,215,761
Management fee	255,359	42,111
12b-1 distribution fees	278,047	112,265
Fund administration	20,463	4,883
Trustees' fees	865,448	17,252
Variation margin	155,488	–
Distributions payable	2,235,348	428,531
Unrealized depreciation on forward foreign currency contracts	893,655	–
Accrued expenses and other liabilities	218,428	82,877
Total liabilities	24,356,057	15,754,784
NET ASSETS	$583,787,392	$149,034,088
COMPOSITION OF NET ASSETS:
Paid-in capital	$640,591,903	$156,831,126
Distributions in excess of net investment income	(1,119,695)	(68,390)
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(48,362,375)	(8,199,186)
Net unrealized appreciation (depreciation) on investments, futures contracts and traslation of assets and liabilities denominated in foreign currencies	(7,322,441)	470,538
Net Assets	$583,787,392	$149,034,088

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2008

	Income Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$507,675,683	$98,612,056
Class B Shares	$25,166,488	$9,533,581
Class C Shares	$50,316,315	$40,678,219
Class F Shares	$10,536	$10,445
Class I Shares	$618,370	$199,787
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	194,515,281	22,607,788
Class B Shares	9,632,844	2,181,945
Class C Shares	19,195,554	9,266,129
Class F Shares	4,035	2,398
Class I Shares	237,365	45,815
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$2.61	$4.36
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75% and 2.25%, respectively)	$2.74	$4.46
Class B Shares–Net asset value	$2.61	$4.37
Class C Shares–Net asset value	$2.62	$4.39
Class F Shares–Net asset value	$2.61	$4.36
Class I Shares–Net asset value	$2.61	$4.36

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2008

	Convertible Fund	Floating Rate Fund*	High Yield Fund
Investment income:
Dividends	$2,579,006	$–	$31,510
Interest	3,348,064	1,672,380	20,732,615
Total investment income	5,927,070	1,672,380	20,764,125
Expenses:
Management fees	1,264,364	125,671	1,439,865
12b-1 distribution plan–Class A	193,292	18,590	164,287
12b-1 distribution plan–Class B	74,670	–	125,198
12b-1 distribution plan–Class C	338,583	3,331	124,621
12b-1 distribution plan–Class F	7	5	6
12b-1 distribution plan–Class P	402	–	563
12b-1 distribution plan–Class R2	29	27	29
12b-1 distribution plan–Class R3	169	22	24
Shareholder servicing	129,192	16,082	129,808
Professional	27,912	29,867	27,393
Reports to shareholders	25,820	7,280	32,885
Fund administration	72,249	10,054	95,991
Custody	6,033	34,939	8,116
Trustees' fees	4,334	673	5,484
Registration	55,292	2,165	52,251
Subsidy (See Note 3)	–	32,206	363,558
Other	8,863	10,646	7,824
Gross expenses	2,201,211	291,558	2,577,903
Expense reductions (See Note 7)	(7,097)	(562)	(11,340)
Expenses assumed by advisor (See Note 3)	–	(182,089)	–
Net expenses	2,194,114	108,907	2,566,563
Net investment income (loss)	3,732,956	1,563,473	18,197,562
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	5,649,738	(44,969)	(10,165,859)
Net change in unrealized appreciation (depreciation) on investments, credit default swap agreements, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(15,334,596)	(971,438)	(860,194)
Net realized and unrealized gain (loss)	(9,684,858)	(1,016,407)	(11,026,053)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(5,951,902)	$547,066	$7,171,509

*  For the period December 14, 2007 (commencement of investment operations) to May 31, 2008.

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2008

	Income Fund	Short Duration Income Fund
Investment income:
Interest	$17,940,717	$3,322,479
Total investment income	17,940,717	3,322,479
Expenses:
Management fees	1,486,983	224,527
12b-1 distribution plan–Class A	907,927	85,648
12b-1 distribution plan–Class B	124,797	43,775
12b-1 distribution plan–Class C	248,708	177,130
12b-1 distribution plan–Class F	6	5
Shareholder servicing	418,821	95,219
Professional	32,221	26,450
Reports to shareholders	40,265	10,776
Fund administration	118,958	25,361
Custody	12,826	10,183
Trustees' fees	6,998	1,411
Registration	47,933	36,550
Other	10,341	2,976
Gross expenses	3,456,784	740,011
Expense reductions (See Note 7)	(6,920)	(2,649)
Expenses assumed by advisor (See Note 3)	(234,224)	(35,662)
Net expenses	3,215,640	701,700
Net investment income	14,725,077	2,620,779
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	19,032,282	1,647,856
Net change in unrealized appreciation (depreciation) on investments, futures contracts and assets and liabilities denominated in foreign currencies	(20,497,280)	(1,130,828)
Net realized and unrealized gain (loss)	(1,464,998)	517,028
Net Increase in Net Assets Resulting From Operations	$13,260,079	$3,137,807

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Convertible Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$3,732,956	$4,824,940
Net realized gain on investments	5,649,738	11,583,236
Net change in unrealized appreciation (depreciation) on investments	(15,334,596)	14,303,920
Net increase (decrease) in net assets resulting from operations	(5,951,902)	30,712,096
Distributions to shareholders from:
Net investment income
Class A	(2,255,134)	(3,765,483)
Class B	(266,884)	(543,992)
Class C	(1,207,012)	(2,202,909)
Class F	(215)	–
Class I	(3,828,249)	(5,263,986)
Class P	(3,650)	(12,758)
Class R2	(190)	–
Class R3	(972)	–
Net realized gain
Class A	(1,826,371)	(1,474,479)
Class B	(266,636)	(259,655)
Class C	(1,173,773)	(1,056,269)
Class F	(168)	–
Class I	(2,902,743)	(1,662,296)
Class P	(3,551)	(7,512)
Class R2	(168)	–
Class R3	(168)	–
Total distributions to shareholders	(13,735,884)	(16,249,339)
Capital share transactions (Net of share conversion) (See Note 11):
Net proceeds from sales of shares	82,270,897	150,118,106
Reinvestment of distributions	8,490,899	10,675,773
Cost of shares reacquired	(56,595,202)	(89,680,617)
Net increase in net assets resulting from capital share transactions	34,166,594	71,113,262
Net increase in net assets	14,478,808	85,576,019
NET ASSETS:
Beginning of period	$370,003,163	$284,427,144
End of period	$384,481,971	$370,003,163
Undistributed (distributions in excess of) net investment income	$(962,397)	$2,866,953

See Notes to Financial Statements.

Statement of Changes in Net Assets (continued)

Floating Rate Fund
INCREASE IN NET ASSETS	For the Period December 14, 2007 to May 31, 2008* (unaudited)
Operations:
Net investment income	$1,563,473
Net realized loss on investments	(44,969)
Net change in unrealized depreciation on investments	(971,438)
Net increase in net assets resulting from operations	547,066
Distributions to shareholders from:
Net investment income
Class A	(295,581)
Class C	(14,400)
Class F	(263)
Class I	(1,173,667)
Class R2	(242)
Class R3	(246)
Total distributions to shareholders	(1,484,399)
Capital share transactions (Net of share conversion) (See Note 11):
Net proceeds from sales of shares	71,311,011
Reinvestment of distributions	1,440,136
Cost of shares reacquired	(896,379)
Net increase in net assets resulting from capital share transactions	71,854,768
Net increase in net assets	70,917,435
NET ASSETS:
Beginning of period	$–
End of period	$70,917,435
Undistributed net investment income	$79,074

*  For the period December 14, 2007 (commencement of investment operations) to May 31, 2008.

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$18,197,562	$20,009,463
Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	(10,165,859)	1,213,623
Net change in unrealized depreciation on investments, credit default swap agreements, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(860,194)	(16,997,105)
Net increase in net assets resulting from operations	7,171,509	4,225,981
Distributions to shareholders from:
Net investment income
Class A	(3,665,670)	(8,475,064)
Class B	(891,343)	(2,295,064)
Class C	(891,049)	(2,060,411)
Class F	(398)	(126)
Class I	(13,698,736)	(9,094,105)
Class P	(9,550)	(15,245)
Class R2	(366)	(117)
Class R3	(371)	(119)
Total distributions to shareholders	(19,157,483)	(21,940,251)
Capital share transactions (Net of share conversion) (See Note 11):
Net proceeds from sales of shares	32,855,991	362,214,567
Reinvestment of distributions	17,180,586	15,438,663
Cost of shares reacquired	(29,733,600)	(71,060,503)
Net increase in net assets resulting from capital share transactions	20,302,977	306,592,727
Net increase in net assets	8,317,003	288,878,457
NET ASSETS:
Beginning of period	$485,463,387	$196,584,930
End of period	$493,780,390	$485,463,387
Distributions in excess of net investment income	$(1,450,829)	$(490,908)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$14,725,077	$27,842,139
Net realized gain on investments, futures contracts and foreign currency related transactions	19,032,282	1,910,577
Net change in unrealized appreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(20,497,280)	3,675,794
Net increase in net assets resulting from operations	13,260,079	33,428,510
Distributions to shareholders from:
Net investment income
Class A	(12,182,728)	(24,457,644)
Class B	(502,887)	(1,022,871)
Class C	(1,006,624)	(1,854,826)
Class F	(256)	(77)
Class I	(15,666)	(37,251)
Total distributions to shareholders	(13,708,161)	(27,372,669)
Capital share transactions (Net of share conversion) (See Note 11):
Net proceeds from sales of shares	36,346,622	48,309,186
Reinvestment of distributions	9,674,548	19,666,522
Cost of shares reacquired	(70,458,157)	(129,977,115)
Net decrease in net assets resulting from capital share transactions	(24,436,987)	(62,001,407)
Net decrease in net assets	(24,885,069)	(55,945,566)
NET ASSETS:
Beginning of period	$608,672,461	$664,618,027
End of period	$583,787,392	$608,672,461
Distributions in excess of net investment income	$(1,119,695)	$(2,136,611)

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2008 (unaudited)	For the Year Ended November 30, 2007
Operations:
Net investment income	$2,620,779	$4,549,106
Net realized gain on investments and futures contracts	1,647,856	332,266
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,130,828)	937,918
Net increase in net assets resulting from operations	3,137,807	5,819,290
Distributions to shareholders from:
Net investment income
Class A	(1,837,455)	(3,072,555)
Class B	(167,883)	(231,879)
Class C	(673,147)	(1,155,613)
Class F	(242)	(73)
Class I	(5,511)	(21,131)
Total distributions to shareholders	(2,684,238)	(4,481,251)
Capital share transactions (Net of share conversion) (See Note 11):
Net proceeds from sales of shares	71,520,131	54,209,470
Reinvestment of distributions	1,796,292	3,366,787
Cost of shares reacquired	(44,104,982)	(60,122,995)
Net increase (decrease) in net assets resulting from capital share transactions	29,211,441	(2,546,738)
Net increase (decrease) in net assets	29,665,010	(1,208,699)
NET ASSETS:
Beginning of period	$119,369,078	$120,577,777
End of period	$149,034,088	$119,369,078
Distributions in excess of net investment income	$(68,390)	$(4,931)

See Notes to Financial Statements.

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended 11/30				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.96		$12.48	$11.64	$11.23	$10.76	$10.00
Unrealized depreciation on investments							(.02)
Net asset value on SEC Effective Date, June 30, 2003							$9.98
Investment operations:
Net investment income (loss)(b)	.12		.19	.02	(.01)	.02	.05
Net realized and unrealized gain (loss)	(.37)		.99	1.05	.69	.71	.75
Total from investment operations	(.25)		1.18	1.07	.68	.73	.80
Distributions to shareholders from:
Net investment income	(.26)		(.50)	(.23)	(.27)	(.23)	(.02)
Net realized gain	(.22)		(.20)	–	–	(.03)	–
Total distributions	(.48)		(.70)	(.23)	(.27)	(.26)	(.02)
Net asset value, end of period	$12.23		$12.96	$12.48	$11.64	$11.23	$10.76
Total Return(c)							(.20	)%(d)(e)
Total Return(c)	(2.01	)%(d)	9.86%	9.35%	6.18%	6.94%	7.99	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.61	%(d)	1.23%	1.28%	1.28%	1.28%	.56	%(d)†
Expenses, including expense reductions and expenses assumed	.61	%(d)	1.22%	1.27%	1.28%	1.28%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	.61	%(d)	1.23%	1.28%	1.28%	1.36%	1.12	%(d)†
Net investment income (loss)	1.03	%(d)	1.48%	.13%	(.07)%	.19%	.50	%(d)†
Supplemental Data:
Net assets, end of period (000)	$116,171		$108,059	$93,635	$103,176	$87,706	$24,445
Portfolio turnover rate	64.16	%(d)	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended 11/30				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.91		$12.43	$11.60	$11.19	$10.73	$10.00
Unrealized depreciation on investments							(.02)
Net asset value on SEC Effective Date, June 30, 2003							$9.98
Investment operations:
Net investment income (loss)(b)	.08		.10	(.06)	(.08)	(.05)	.02
Net realized and unrealized gain (loss)	(.36)		1.00	1.05	.69	.70	.74
Total from investment operations	(.28)		1.10	.99	.61	.65	.76
Distributions to shareholders from:
Net investment income	(.22)		(.42)	(.16)	(.20)	(.16)	(.01)
Net realized gain	(.22)		(.20)	–	–	(.03)	–
Total distributions	(.44)		(.62)	(.16)	(.20)	(.19)	(.01)
Net asset value, end of period	$12.19		$12.91	$12.43	$11.60	$11.19	$10.73
Total Return(c)							(.20	)%(d)(e)
Total Return(c)	(2.28	)%(d)	9.18%	8.58%	5.54%	6.20%	7.64	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.94	%(d)	1.88%	1.93%	1.93%	1.90%	.84	%(d)†
Expenses, including expense reductions and expenses assumed	.94	%(d)	1.87%	1.92%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and expenses assumed	.94	%(d)	1.88%	1.93%	1.93%	1.98%	1.42	%(d)†
Net investment income (loss)	.70	%(d)	.81%	(.50)%	(.72)%	(.42)%	.22	%(d)†
Supplemental Data:
Net assets, end of period (000)	$15,064		$15,933	$16,413	$17,171	$14,920	$5,860
Portfolio turnover rate	64.16	%(d)	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended 11/30				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.90		$12.43	$11.59	$11.19	$10.73	$10.00
Unrealized depreciation on investments							(.02)
Net asset value on SEC Effective Date, June 30, 2003							$9.98
Investment operations:
Net investment income (loss)(b)	.08		.10	(.06)	(.08)	(.05)	.02
Net realized and unrealized gain (loss)	(.36)		.99	1.06	.68	.71	.74
Total from investment operations	(.28)		1.09	1.00	.60	.66	.76
Distributions to shareholders from:
Net investment income	(.22)		(.42)	(.16)	(.20)	(.17)	(.01)
Net realized gain	(.22)		(.20)	–	–	(.03)	–
Total distributions	(.44)		(.62)	(.16)	(.20)	(.20)	(.01)
Net asset value, end of period	$12.18		$12.90	$12.43	$11.59	$11.19	$10.73
Total Return(c)							(.20	)%(d)(e)
Total Return(c)	(2.26	)%(d)	9.11%	8.69%	5.44%	6.25%	7.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.94	%(d)	1.88%	1.93%	1.93%	1.90%	.84	%(d)†
Expenses, including expense reductions and expenses assumed	.94	%(d)	1.87%	1.92%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and expenses assumed	.94	%(d)	1.88%	1.93%	1.93%	1.98%	1.42	%(d)†
Net investment income (loss)	.70	%(d)	.82%	(.50)%	(.72)%	(.43)%	.22	%(d)†
Supplemental Data:
Net assets, end of period (000)	$70,642		$68,585	$66,682	$67,888	$70,592	$19,952
Portfolio turnover rate	64.16	%(d)	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.96		$12.86
Investment operations:
Net investment income(b)	.14		.05
Net realized and unrealized gain (loss)	(.37)		.05
Total from investment operations	(.23)		.10
Distributions to shareholders from:
Net investment income	(.27)		–
Net realized gain	(.22)		–
Total distributions	(.49)		–
Net asset value, end of period	$12.24		$12.96
Total Return(c)	(1.82	)%(d)	.78	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.51	%(d)	.16	%(d)
Expenses, excluding expense reductions	.51	%(d)	.17	%(d)
Net investment income	1.15	%(d)	.35	%(d)
Supplemental Data:
Net assets, end of period (000)	$30		$10
Portfolio turnover rate	64.16	%(d)	91.42%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended 11/30				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.00		$12.52	$11.67	$11.27	$10.79	$10.00
Unrealized depreciation on investments							(.02)
Net asset value on SEC Effective Date, June 30, 2003							$9.98
Investment operations:
Net investment income(b)	.15		.23	.08	.04	.06	.02
Net realized and unrealized gain (loss)	(.37)		.99	1.05	.67	.72	.81
Total from investment operations	(.22)		1.22	1.13	.71	.78	.83
Distributions to shareholders from:
Net investment income	(.28)		(.54)	(.28)	(.31)	(.27)	(.02)
Net realized gain	(.22)		(.20)	–	–	(.03)	–
Total distributions	(.50)		(.74)	(.28)	(.31)	(.30)	(.02)
Net asset value, end of period	$12.28		$13.00	$12.52	$11.67	$11.27	$10.79
Total Return(c)							(.20	)%(d)(e)
Total Return(c)	(1.76	)%(d)	10.21%	9.81%	6.45%	7.36%	8.32	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.44	%(d)	.88%	.92%	.93%	.93%	.41	%(d)†
Expenses, including expense reductions and expenses assumed	.44	%(d)	.87%	.92%	.93%	.93%	.41	%(d)†
Expenses, excluding expense reductions and expenses assumed	.44	%(d)	.88%	.92%	.93%	.99%	1.02	%(d)†
Net investment income	1.20	%(d)	1.86%	.69%	.37%	.55%	.65	%(d)†
Supplemental Data:
Net assets, end of period (000)	$182,299		$177,183	$104,856	$54,514	$13,874	$1,035
Portfolio turnover rate	64.16	%(d)	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Six Months Ended 5/31/2008		Year Ended 11/30				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.03		$12.49	$11.66	$11.26	$10.78	$10.00
Unrealized depreciation on investments							(.02)
Net asset value on SEC Effective Date, June 30, 2003							$9.98
Investment operations:
Net investment income (loss)(b)	.12		.11	.11	(.02)	.02	.04
Net realized and unrealized gain (loss)	(.37)		1.06	.95	.69	.70	.77
Total from investment operations	(.25)		1.17	1.06	.67	.72	.81
Distributions to shareholders from:
Net investment income	(.24)		(.43)	(.23)	(.27)	(.21)	(.01)
Net realized gain	(.22)		(.20)	–	–	(.03)	–
Total distributions	(.46)		(.63)	(.23)	(.27)	(.24)	(.01)
Net asset value, end of period	$12.32		$13.03	$12.49	$11.66	$11.26	$10.78
Total Return(c)							(.20	)%(d)(e)
Total Return(c)	(1.97	)%(d)	9.71%	9.22%	6.02%	6.87%	8.13	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.67	%(d)	1.34%	1.33%	1.37%	1.37%	.60	%(d)†
Expenses, including expense reductions and expenses assumed	.67	%(d)	1.33%	1.33%	1.37%	1.37%	.60	%(d)†
Expenses, excluding expense reductions and expenses assumed	.67	%(d)	1.34%	1.33%	1.37%	1.44%	1.18	%(d)†
Net investment income (loss)	.96	%(d)	.88%	.90%	(.14)%	.22%	.45	%(d)†
Supplemental Data:
Net assets, end of period (000)	$129		$213	$2,842	$189	$110	$11
Portfolio turnover rate	64.16	%(d)	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.95		$12.86
Investment operations:
Net investment income(b)	.11		.04
Net realized and unrealized gain (loss)	(.37)		.05
Total from investment operations	(.26)		.09
Distributions to shareholders from:
Net investment income	(.24)		–
Net realized gain	(.22)		–
Total distributions	(.46)		–
Net asset value, end of period	$12.23		$12.95
Total Return(c)	(2.07	)%(d)	.70	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.73	%(d)	.24	%(d)
Expenses, excluding expense reductions	.73	%(d)	.25	%(d)
Net investment income	.91	%(d)	.28	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	64.16	%(d)	91.42%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.96		$12.86
Investment operations:
Net investment income(b)	.12		.04
Net realized and unrealized gain (loss)	(.38)		.06
Total from investment operations	(.26)		.10
Distributions to shareholders from:
Net investment income	(.26)		–
Net realized gain	(.22)		–
Total distributions	(.48)		–
Net asset value, end of period	$12.22		$12.96
Total Return(c)	(2.09	)%(d)	.78	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.69	%(d)	.22	%(d)
Expenses, excluding expense reductions	.69	%(d)	.23	%(d)
Net investment income	1.02	%(d)	.29	%(d)
Supplemental Data:
Net assets, end of period (000)	$136		$10
Portfolio turnover rate	64.16	%(d)	91.42%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

LORD ABBETT FLOATING RATE FUND

	Class A Shares
	12/14/2007(a) to 5/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.26
Net realized and unrealized loss	(.22)
Total from investment operations	.04
Distributions to shareholders from:
Net investment income	(.25)
Net asset value, end of period	$9.79
Total Return(c)	.55	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.32	%(d)
Expenses, including expense reductions and expenses assumed	.32	%(d)
Expenses, excluding expense reductions and expenses assumed	.65	%(d)
Net investment income	2.67	%(d)
Supplemental Data:
Net assets, end of period (000's)	$21,241
Portfolio turnover rate	13.90	%(d)

(a) Commencement of investment operations and SEC effective date was December 14, 2007, date shares first became available to the public was December 31, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LORD ABBETT FLOATING RATE FUND

	Class C Shares
	12/14/2007(a) to 5/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.19
Net realized and unrealized loss	(.18)
Total from investment operations	.01
Distributions to shareholders from:
Net investment income	(.21)
Net asset value, end of period	$9.80
Total Return(c)	.15	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.63	%(d)
Expenses, including expense reductions and expenses assumed	.63	%(d)
Expenses, excluding expense reductions and expenses assumed	.89	%(d)
Net investment income	1.94	%(d)
Supplemental Data:
Net assets, end of period (000's)	$3,051
Portfolio turnover rate	13.90	%(d)

(a) Commencement of investment operations and SEC effective date was December 14, 2007, date shares first became available to the public was December 31, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LORD ABBETT FLOATING RATE FUND

	Class F Shares
	12/14/2007(a) to 5/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.28
Net realized and unrealized loss	(.23)
Total from investment operations	.05
Distributions to shareholders from:
Net investment income	(.26)
Net asset value, end of period	$9.79
Total Return(c)	.67	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.21	%(d)
Expenses, including expense reductions and expenses assumed	.21	%(d)
Expenses, excluding expense reductions and expenses assumed	1.51	%(d)
Net investment income	2.84	%(d)
Supplemental Data:
Net assets, end of period (000's)	$10
Portfolio turnover rate	13.90	%(d)

(a) Commencement of investment operations and SEC effective date was December 14, 2007, date shares first became available to the public was December 31, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LORD ABBETT FLOATING RATE FUND

	Class I Shares
	12/14/2007(a) to 5/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.28
Net realized and unrealized loss	(.22)
Total from investment operations	.06
Distributions to shareholders from:
Net investment income	(.27)
Net asset value, end of period	$9.79
Total Return(c)	.72	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.16	%(d)
Expenses, including expense reductions and expenses assumed	.16	%(d)
Expenses, excluding expense reductions and expenses assumed	.50	%(d)
Net investment income	2.93	%(d)
Supplemental Data:
Net assets, end of period (000's)	$46,596
Portfolio turnover rate	13.90	%(d)

(a) Commencement of investment operations and SEC effective date was December 14, 2007, date shares first became available to the public was December 31, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LORD ABBETT FLOATING RATE FUND

	Class R2 Shares
	12/14/2007(a) to 5/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.25
Net realized and unrealized loss	(.22)
Total from investment operations	.03
Distributions to shareholders from:
Net investment income	(.24)
Net asset value, end of period	$9.79
Total Return(c)	.45	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.42	%(d)
Expenses, including expense reductions and expenses assumed	.42	%(d)
Expenses, excluding expense reductions and expenses assumed	1.72	%(d)
Net investment income	2.62	%(d)
Supplemental Data:
Net assets, end of period (000's)	$10
Portfolio turnover rate	13.90	%(d)

(a) Commencement of investment operations and SEC effective date was December 14, 2007, date shares first became available to the public was December 31, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

LORD ABBETT FLOATING RATE FUND

	Class R3 Shares
	12/14/2007(a) to 5/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.26
Net realized and unrealized loss	(.23)
Total from investment operations	.03
Distributions to shareholders from:
Net investment income	(.24)
Net asset value, end of period	$9.79
Total Return(c)	.49	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.39	%(d)
Expenses, including expense reductions and expenses assumed	.39	%(d)
Expenses, excluding expense reductions and expenses assumed	1.67	%(d)
Net investment income	2.66	%(d)
Supplemental Data:
Net assets, end of period (000's)	$10
Portfolio turnover rate	13.90	%(d)

(a) Commencement of investment operations and SEC effective date was December 14, 2007, date shares first became available to the public was December 31, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.74		$8.08	$7.99	$8.39	$8.15	$7.34
Investment operations:
Net investment income(a)	.28		.56	.52	.52	.58	.62
Net realized and unrealized gain (loss)	(.18)		(.27)	.19	(.36)	.27	.82
Total from investment operations	.10		.29	.71	.16	.85	1.44
Distributions to shareholders from:
Net investment income	(.29)		(.63)	(.57)	(.56)	(.61)	(.63)
Net realized gain	–		–	(.05)	–	–	–
Total distributions	(.29)		(.63)	(.62)	(.56)	(.61)	(.63)
Net asset value, end of period	$7.55		$7.74	$8.08	$7.99	$8.39	$8.15
Total Return(b)	1.41	%(c)	3.52%	9.23%	1.94%	10.97%	20.51%
Ratios to Average Net Assets:
Expenses, including expense reductions	.63	%(c)	1.23%	1.23%	1.22%	1.23%	1.22%
Expenses, excluding expense reductions	.63	%(c)	1.23%	1.24%	1.22%	1.23%	1.22%
Net investment income	3.70	%(c)	6.97%	6.55%	6.38%	7.15%	8.04%
Supplemental Data:
Net assets, end of period (000)	$93,236		$101,386	$105,995	$103,288	$111,007	$108,520
Portfolio turnover rate	50.34	%(c)	96.74%	108.90%	122.46%	119.55%	72.69%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.71		$8.05	$7.96	$8.36	$8.12	$7.31
Investment operations:
Net investment income(a)	.25		.51	.47	.47	.53	.57
Net realized and unrealized gain (loss)	(.17)		(.28)	.19	(.36)	.27	.82
Total from investment operations	.08		.23	.66	.11	.80	1.39
Distributions to shareholders from:
Net investment income	(.27)		(.57)	(.52)	(.51)	(.56)	(.58)
Net realized gain	–		–	(.05)	–	–	–
Total distributions	(.27)		(.57)	(.57)	(.51)	(.56)	(.58)
Net asset value, end of period	$7.52		$7.71	$8.05	$7.96	$8.36	$8.12
Total Return(b)	1.05	%(c)	2.83%	8.61%	1.31%	10.32%	19.80%
Ratios to Average Net Assets:
Expenses, including expense reductions	.95	%(c)	1.88%	1.88%	1.87%	1.83%	1.83%
Expenses, excluding expense reductions	.95	%(c)	1.88%	1.89%	1.87%	1.83%	1.83%
Net investment income	3.38	%(c)	6.33%	5.89%	5.73%	6.55%	7.43%
Supplemental Data:
Net assets, end of period (000)	$24,384		$27,186	$34,907	$41,025	$49,635	$49,953
Portfolio turnover rate	50.34	%(c)	96.74%	108.90%	122.46%	119.55%	72.69%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.71		$8.05	$7.96	$8.36	$8.13	$7.32
Investment operations:
Net investment income(a)	.25		.51	.47	.47	.53	.57
Net realized and unrealized gain (loss)	(.17)		(.28)	.19	(.36)	.27	.82
Total from investment operations	.08		.23	.66	.11	.80	1.39
Distributions to shareholders from:
Net investment income	(.27)		(.57)	(.52)	(.51)	(.57)	(.58)
Net realized gain	–		–	(.05)	–	–	–
Total distributions	(.27)		(.57)	(.57)	(.51)	(.57)	(.58)
Net asset value, end of period	$7.52		$7.71	$8.05	$7.96	$8.36	$8.13
Total Return(b)	1.07	%(c)	2.82%	8.60%	1.32%	10.28%	19.83%
Ratios to Average Net Assets:
Expenses, including expense reductions	.95	%(c)	1.88%	1.88%	1.87%	1.84%	1.83%
Expenses, excluding expense reductions	.95	%(c)	1.88%	1.89%	1.87%	1.84%	1.83%
Net investment income	3.37	%(c)	6.32%	5.88%	5.73%	6.54%	7.43%
Supplemental Data:
Net assets, end of period (000)	$25,531		$25,909	$29,466	$35,485	$45,816	$57,621
Portfolio turnover rate	50.34	%(c)	96.74%	108.90%	122.46%	119.55%	72.69%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.74		$7.96
Investment operations:
Net investment income(b)	.28		.09
Net realized and unrealized loss	(.17)		(.21)
Total from investment operations	.11		(.12)
Distributions to shareholders from:
Net investment income	(.30)		(.10)
Net asset value, end of period	$7.55		$7.74
Total Return(c)(d)	1.54%		(1.52)%
Ratios to Average Net Assets:
Expenses, including expense reductions(d)	.50%		.19%
Expenses, excluding expense reductions(d)	.50%		.19%
Net investment income(d)	3.71%		1.19%
Supplemental Data:
Net assets, end of period (000)	$17		$10
Portfolio turnover rate	50.34	%(d)	96.74%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.77		$8.11	$8.00	$8.37	$8.11	$7.30
Investment operations:
Net investment income(a)	.29		.58	.55	.55	.61	.65
Net realized and unrealized gain (loss)	(.17)		(.27)	.19	(.36)	.28	.81
Total from investment operations	.12		.31	.74	.19	.89	1.46
Distributions to shareholders from:
Net investment income	(.31)		(.65)	(.58)	(.56)	(.63)	(.65)
Net realized gain	–		–	(.05)	–	–	–
Total distributions	(.31)		(.65)	(.63)	(.56)	(.63)	(.65)
Net asset value, end of period	$7.58		$7.77	$8.11	$8.00	$8.37	$8.11
Total Return(b)	1.59	%(c)	3.79%	9.73%	2.28%	11.50%	20.99%
Ratios to Average Net Assets:
Expenses, including expense reductions	.45	%(c)	.88%	.88%	.88%	.84%	.83%
Expenses, excluding expense reductions	.45	%(c)	.88%	.88%	.88%	.84%	.83%
Net investment income	3.88	%(c)	7.28%	6.93%	6.72%	7.54%	8.43%
Supplemental Data:
Net assets, end of period (000)	$350,326		$330,709	$26,108	$15,426	$4,830	$2,376
Portfolio turnover rate	50.34	%(c)	96.74%	108.90%	122.46%	119.55%	72.69%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Six Months Ended 5/31/2008		Year Ended 11/30				12/31/2002(c) to
	(unaudited)		2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$7.83		$8.16	$8.02	$8.39	$8.15	$7.37
Investment operations:
Net investment income(a)	.28		.56	.53	.51	.58	.58
Net realized and unrealized gain (loss)	(.18)		(.27)	.17	(.35)	.27	.72
Total from investment operations	.10		.29	.70	.16	.85	1.30
Distributions to shareholders from:
Net investment income	(.29)		(.62)	(.51)	(.53)	(.61)	(.52)
Net realized gain	–		–	(.05)	–	–	–
Total distributions	(.29)		(.62)	(.56)	(.53)	(.61)	(.52)
Net asset value, end of period	$7.64		$7.83	$8.16	$8.02	$8.39	$8.15
Total Return(b)	1.35	%(d)	3.48%	9.14%	1.91%	10.95%	18.25	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.67	%(d)	1.33%	1.28%	1.33%	1.19%	1.17	%(d)†
Expenses, excluding expense reductions	.67	%(d)	1.33%	1.29%	1.33%	1.19%	1.17	%(d)†
Net investment income	3.65	%(d)	6.85%	6.64%	6.25%	7.11%	7.30	%(d)†
Supplemental Data:
Net assets, end of period (000)	$267		$243	$109	$7	$1	$1
Portfolio turnover rate	50.34	%(d)	96.74%	108.90%	122.46%	119.55%	72.69	%(d)

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of offering of class shares.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.75		$7.96
Investment operations:
Net investment income(b)	.27		.09
Net realized and unrealized loss	(.18)		(.21)
Total from investment operations	.09		(.12)
Distributions to shareholders from:
Net investment income	(.29)		(.09)
Net asset value, end of period	$7.55		$7.75
Total Return(c)(d)	1.15%		(1.48)%
Ratios to Average Net Assets:
Expenses, including expense reductions(d)	.75%		.25%
Expenses, excluding expense reductions(d)	.75%		.25%
Net investment income(d)	3.58%		1.12%
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	50.34	%(d)	96.74%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.75		$7.96
Investment operations:
Net investment income(b)	.27		.09
Net realized and unrealized loss	(.18)		(.21)
Total from investment operations	.09		(.12)
Distributions to shareholders from:
Net investment income	(.29)		(.09)
Net asset value, end of period	$7.55		$7.75
Total Return(c)(d)	1.21%		(1.46)%
Ratios to Average Net Assets:
Expenses, including expense reductions(d)	.70%		.24%
Expenses, excluding expense reductions(d)	.70%		.24%
Net investment income(d)	3.63%		1.13%
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	50.34	%(d)	96.74%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$2.61		$2.58	$2.56	$2.60	$2.61	$2.64
Investment operations:
Net investment income(a)	.07		.11	.11	.09	.07	.05
Net realized and unrealized gain (loss)	(.01)		.03	.02	(.03)	.02	.02
Total from investment operations	.06		.14	.13	.06	.09	.07
Distributions to shareholders from:
Net investment income	(.06)		(.11)	(.11)	(.10)	(.10)	(.10)
Net asset value, end of period	$2.61		$2.61	$2.58	$2.56	$2.60	$2.61
Total Return(b)	2.37	%(c)	5.76%	5.16%	2.18%	3.41%	2.80%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.50	%(c)	1.30%	1.04%	1.02%	1.10%	1.09%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.50	%(c)	1.00%	1.00%	1.00%	1.10%	1.09%
Expenses, excluding expense reductions and expenses assumed	.54	%(c)	1.35%	1.10%	1.06%	1.10%	1.09%
Net investment income	2.52	%(c)	4.53%	4.32%	3.54%	2.64%	1.74%
Supplemental Data:
Net assets, end of period (000)	$507,676		$533,896	$579,558	$687,866	$790,672	$929,392
Portfolio turnover rate	239.51	%(c)	294.55%	499.81%	485.03%	671.60%	667.87%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$2.61		$2.58	$2.56	$2.60	$2.60	$2.64
Investment operations:
Net investment income(a)	.06		.10	.09	.08	.05	.03
Net realized and unrealized gain (loss)	(.01)		.03	.02	(.04)	.03	.02
Total from investment operations	.05		.13	.11	.04	.08	.05
Distributions to shareholders from:
Net investment income	(.05)		(.10)	(.09)	(.08)	(.08)	(.09)
Net asset value, end of period	$2.61		$2.61	$2.58	$2.56	$2.60	$2.60
Total Return(b)	2.03	%(c)	5.03%	4.42%	1.50%	3.10%	1.78%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.83	%(c)	1.95%	1.69%	1.66%	1.74%	1.72%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.83	%(c)	1.65%	1.65%	1.65%	1.74%	1.72%
Expenses, excluding expense reductions and expenses assumed	.87	%(c)	2.00%	1.75%	1.71%	1.74%	1.72%
Net investment income	2.19	%(c)	3.88%	3.67%	2.88%	2.00%	1.10%
Supplemental Data:
Net assets, end of period (000)	$25,166		$25,211	$30,865	$44,643	$58,787	$78,894
Portfolio turnover rate	239.51	%(c)	294.55%	499.81%	485.03%	671.60%	667.87%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$2.62		$2.59	$2.57	$2.61	$2.61	$2.65
Investment operations:
Net investment income(a)	.06		.10	.09	.08	.05	.03
Net realized and unrealized gain (loss)	(.01)		.03	.02	(.04)	.03	.02
Total from investment operations	.05		.13	.11	.04	.08	.05
Distributions to shareholders from:
Net investment income	(.05)		(.10)	(.09)	(.08)	(.08)	(.09)
Net asset value, end of period	$2.62		$2.62	$2.59	$2.57	$2.61	$2.61
Total Return(b)	2.03	%(c)	5.03%	4.45%	1.51%	3.11%	1.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.83	%(c)	1.95%	1.69%	1.67%	1.74%	1.72%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.83	%(c)	1.65%	1.65%	1.65%	1.74%	1.72%
Expenses, excluding expense reductions and expenses assumed	.87	%(c)	2.00%	1.75%	1.71%	1.74%	1.72%
Net investment income	2.19	%(c)	3.88%	3.67%	2.89%	2.00%	1.11%
Supplemental Data:
Net assets, end of period (000)	$50,316		$48,661	$53,400	$62,290	$73,676	$89,048
Portfolio turnover rate	239.51	%(c)	294.55%	499.81%	485.03%	671.60%	667.87%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$2.61		$2.55
Investment operations:
Net investment income(b)	.07		.02
Net realized and unrealized gain (loss)	(.01)		.06
Total from investment operations	.06		.08
Distributions to shareholders from:
Net investment income	(.06)		(.02)
Net asset value, end of period	$2.61		$2.61
Total Return(c)	2.48	%(d)	3.13	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.37	%(d)	.14	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.37	%(d)	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.41	%(d)	.14	%(d)
Net investment income	2.65	%(d)	.89	%(d)
Supplemental Data:
Net assets, end of period (000)	$11		$10
Portfolio turnover rate	239.51	%(d)	294.55%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended 11/30			10/20/2004(a) to
	(unaudited)		2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$2.61		$2.58	$2.56	$2.60	$2.63
Investment operations
Net investment income(b)	.07		.12	.12	.10	.01
Net realized and unrealized gain (loss)	(.01)		.03	.02	(.03)	(.03)
Total from investment operations	.06		.15	.14	.07	(.02)
Distributions to shareholders from:
Net investment income	(.06)		(.12)	(.12)	(.11)	(.01)
Net asset value, end of period	$2.61		$2.61	$2.58	$2.56	$2.60
Total Return(c)	2.55	%(d)	6.13%	5.55%	2.56%	(.69	)%(d)
Ratios to Average Net Assets
Expenses, excluding expense reductions and including expenses assumed	.33	%(d)	.95%	.69%	.67%	.09	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.33	%(d)	.65%	.65%	.65%	.09	%(d)
Expenses, excluding expense reductions and expenses assumed	.37	%(d)	1.00%	.75%	.71%	.09	%(d)
Net investment income	2.68	%(d)	4.90%	4.67%	3.88%	.42	%(d)
Supplemental Data:
Net assets, end of period (000)	$618		$894	$794	$1,227	$1,245
Portfolio turnover rate	239.51	%(d)	294.55%	499.81%	485.03%	671.60	%(d)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION FUND

	Class A Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$4.35		$4.30	$4.29	$4.41	$4.52	$4.54
Investment operations:
Net investment income(a)	.09		.18	.16	.13	.09	.06
Net realized and unrealized gain (loss)	.02		.05	.02	(.09)	(.02)	.05
Total from investment operations	.11		.23	.18	.04	.07	.11
Distributions to shareholders from:
Net investment income	(.10)		(.18)	(.17)	(.16)	(.13)	(.12)
Net realized gain	–		–	–	–	(.05)	(.01)
Total distributions	(.10)		(.18)	(.17)	(.16)	(.18)	(.13)
Net asset value, end of period	$4.36		$4.35	$4.30	$4.29	$4.41	$4.52
Total Return(b)	2.49	%(c)	5.38%	4.26%	.90%	1.63%	2.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.44	%(c)	.91%	.92%	.90%	1.15%	.98%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.44	%(c)	.90%	.90%	.90%	1.15%	.98%
Expenses, excluding expense reductions and expenses assumed	.45	%(c)	1.07%	1.10%	1.06%	1.15%	.98%
Net investment income	2.17	%(c)	4.15%	3.77%	2.88%	1.93%	1.30%
Supplemental Data:
Net assets, end of period (000)	$98,612		$78,351	$76,271	$87,287	$88,690	$109,515
Portfolio turnover rate	167.15	%(c)	164.00%	304.77%	295.07%	314.39%	463.24%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION FUND

	Class B Shares
	Six Months Ended 5/31/2008		Year Ended 11/30				5/2/2003(a) to
	(unaudited)		2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$4.35		$4.30	$4.30	$4.41	$4.53	$4.58
Investment operations:
Net investment income(b)	.08		.15	.13	.10	.06	.01
Net realized and unrealized gain (loss)	.02		.05	.01	(.08)	(.03)	(.02)
Total from investment operations	.10		.20	.14	.02	.03	(.01)
Distributions to shareholders from:
Net investment income	(.08)		(.15)	(.14)	(.13)	(.10)	(.04)
Net realized gain	–		–	–	–	(.05)	–
Total distributions	(.08)		(.15)	(.14)	(.13)	(.15)	(.04)
Net asset value, end of period	$4.37		$4.35	$4.30	$4.30	$4.41	$4.53
Total Return(c)	2.39	%(d)	4.70%	3.35%	.48%	.80%	(.14	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.77	%(d)	1.56%	1.57%	1.55%	1.76%	1.00	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(d)	1.55%	1.55%	1.55%	1.76%	1.00	%(d)
Expenses, excluding expense reductions and expenses assumed	.84	%(d)	1.73%	1.75%	1.71%	1.76%	1.00	%(d)
Net investment income	1.87	%(d)	3.51%	3.13%	2.25%	1.37%	.33	%(d)†
Supplemental Data:
Net assets, end of period (000)	$9,534		$7,379	$6,805	$7,506	$6,695	$2,826
Portfolio turnover rate	167.15	%(d)	164.00%	304.77%	295.07%	314.39%	463.24	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION FUND

	Class C Shares
	Six Months Ended 5/31/2008		Year Ended 11/30
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$4.37		$4.32	$4.32	$4.44	$4.55	$4.57
Investment operations:
Net investment income(a)	.08		.15	.13	.10	.06	.03
Net realized and unrealized gain (loss)	.02		.05	.01	(.09)	(.02)	.06
Total from investment operations	.10		.20	.14	.01	.04	.09
Distributions to shareholders from:
Net investment income	(.08)		(.15)	(.14)	(.13)	(.10)	(.10)
Net realized gain	–		–	–	–	(.05)	(.01)
Total distributions	(.08)		(.15)	(.14)	(.13)	(.15)	(.11)
Net asset value, end of period	$4.39		$4.37	$4.32	$4.32	$4.44	$4.55
Total Return(c)	2.38	%(c)	4.70%	3.35%	.27%	1.04%	1.67%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.77	%(c)	1.56%	1.57%	1.55%	1.75%	1.71%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(c)	1.55%	1.55%	1.55%	1.75%	1.71%
Expenses, excluding expense reductions and expenses assumed	.84	%(c)	1.73%	1.75%	1.71%	1.75%	1.71%
Net investment income	1.85	%(c)	3.51%	3.12%	2.23%	1.33%	.57%
Supplemental Data:
Net assets, end of period (000)	$40,678		$33,081	$37,027	$46,220	$58,131	$85,408
Portfolio turnover rate	167.15	%(c)	164.00%	304.77%	295.07%	314.39%	463.24%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION FUND

	Class F Shares
	Six Months Ended 5/31/2008 (unaudited)		9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.34		$4.29
Investment operations:
Net investment income(b)	.10		.03
Net realized and unrealized gain	.02		.05
Total from investment operations	.12		.08
Distributions to shareholders from:
Net investment income	(.10)		(.03)
Net asset value, end of period	$4.36		$4.34
Total Return(c)	2.84	%(d)	1.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.33	%(d)	.11	%(d)
Expenses, including expense reductions and expenses assumed	.33	%(d)	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.40	%(d)	.15	%(d)
Net investment income	2.31	%(d)	.73	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	167.15	%(d)	164.00%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION FUND

	Class I Shares
	Six Months Ended 5/31/2008		Year Ended 11/30			10/20/2004(a) to
	(unaudited)		2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$4.35		$4.30	$4.29	$4.41	$4.44
Investment operations:
Net investment income(b)	.10		.19	.18	.14	.01
Net realized and unrealized gain (loss)	.01		.05	.01	(.09)	(.02)
Total from investment operations	.11		.24	.19	.05	(.01)
Distributions to shareholders from:
Net investment income	(.10)		(.19)	(.18)	(.17)	(.02)
Net asset value, end of period	$4.36		$4.35	$4.30	$4.29	$4.41
Total Return(c)	2.66	%(d)	5.75%	4.63%	1.26%	(.24)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.28	%(d)	.56%	.57%	.55%	.10	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.28	%(d)	.55%	.55%	.55%	.10	%(d)
Expenses, excluding expense reductions and expenses assumed	.35	%(d)	.73%	.75%	.71%	.10	%(d)
Net investment income	2.34	%(d)	4.51%	4.15%	3.24%	.32	%(d)
Supplemental Data:
Net assets, end of period (000)	$200		$548	$474	$356	$295
Portfolio turnover rate	167.15	%(d)	164.00%	304.77%	295.07%	314.39	%(d)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following five funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett Floating Rate Fund ("Floating Rate Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Income Fund ("Income Fund"), and Lord Abbett Short Duration Income Fund ("Short Duration Income Fund," Classes A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, no B shares have been issued for Floating Rate Fund and no P, R2 and R3 shares have been issued for Floating Rate Fund, Income Fund and Short Duration Income Fund.

Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Floating Rate Fund's investment objective is to seek a high level of current income. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Fund and Short Duration Income Fund's investment objective is to seek a high level of income consistent with preservation of capital. As of October 1, 2007, Convertible Fund's and High Yield Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in each Fund's Prospectus.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid

Notes to Financial Statements (unaudited)(continued)

and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations from dealers in loans. As of May 31, 2008, 100% of total investments in loans were valued based on prices from such services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions on the Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–The Income Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates. As of May 31, 2008, only the Income Fund had open forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

(h)  Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of May 31, 2008, Income Fund and Short Duration Income Fund had open futures contracts.

(i)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge their positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Financial Statements (unaudited)(continued)

(l)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)  Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of May 31, 2008 the Funds did not have any open reverse repurchase agreements.

(n)  Short Sales–Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(o)  Credit Default Swaps–High Yield Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk and also for speculative purposes. As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is

Notes to Financial Statements (unaudited)(continued)

recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(p)  Floating Rate Loans–The High Yield Fund and the Floating Rate Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of May 31, 2008, the Floating Rate Fund had the following unfunded loan commitments:

Borrower Unfunded	Unrealized Commitment	Depreciation
Bausch & Lomb Delayed Draw Term Loan, 12/31/2009	$100,000	$(1,714)
Community Health Systems, Delayed Draw Term Loan 7/25/2014	58,938	(3,179)
Telesat Canada Delayed Draw Term Loan, 10/31/2014	33,615	(1,623)
United Surgical Partners International, Inc., Delayed Draw Term Loan, 4/19/2014	18,145	(1,542)
	$210,698	$(8,058)

Notes to Financial Statements (unaudited)(continued)

(q)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement No. 157, Fair Value Measurements ("SFAS 157"), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing each Fund's investments carried at value:

	Convertible Fund		Floating Rate Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$29,360,648	$-	$-	$-
Level 2 – Other Significant
Observable Inputs	355,137,852	-	73,747,744	-
Total	$384,498,500	$-	$73,747,744	$-
	High Yield Fund		Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,736,875	$-	$-	$42,017
Level 2 – Other Significant
Observable Inputs	489,315,269	(1,012,426)	586,793,177	-
Total	$492,052,144	$(1,012,426)	$586,793,177	$42,017

Notes to Financial Statements (unaudited)(continued)

	Short Duration Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$-	$(92,272)
Level 2 – Other Significant
Observable Inputs	149,941,662	-
Total	$149,941,662	$(92,272)

* Other Financial Instruments include futures, forward foreign currency contracts and swap contracts.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	0.70%
Next $1 billion	0.65%
Over $2 billion	0.60%
Floating Rate Fund
First $1 billion	0.50%
Over $1 billion	0.45%
High Yield Fund
First $1 billion	0.60%
Next $1 billion	0.55%
Over $2 billion	0.50%
Income Fund
First $3 billion	0.50%
Over $3 billion	0.45%
Short Duration Income Fund
First $1 billion	0.35%
Next $1 billion	0.30%
Over $2 billion	0.25%

For the six months ended May 31, 2008, the effective management fees paid to Lord Abbett was at the annualized rates of each Fund's average daily net assets:

Effective Management Fee
Convertible Fund	0.70%
Floating Rate Fund	0.50%
High Yield Fund	0.60%
Income Fund	0.50%
Short Duration Income Fund	0.35%

Notes to Financial Statements (unaudited)(continued)

For the period from December 14, 2007 to March 31, 2009, Lord Abbett has contractually agreed to reimburse the Floating Rate Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	0.75%
C	1.40%
F	0.50%
I	0.40%
R2	1.00%
R3	0.90%

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Income Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.00%
B	1.65%
C	1.65%
F	0.75%
I	0.65%
P	1.10%
R2	1.25%
R3	1.15%

For the period from April 1, 2008 through March 31, 2009, Lord Abbett has contractually agreed to reimburse the Short Duration Income Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	0.90%
B	1.55%
C	1.55%
F	0.65%
I	0.55%
P	1.00%
R2	1.15%
R3	1.05%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Floating Rate Fund and High Yield Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), have entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth and Income Strategy Fund of Lord Abbett Investment Trust (each a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2008, the percentages of Floating Rate Fund's and High Yield Fund's outstanding shares owned by the Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	Floating Rate Fund	High Yield Fund
Balanced Strategy Fund	40.68%	44.08%
Diversified Income Strategy Fund	2.73%	7.86%
Growth and Income Strategy Fund	12.40%	17.89%

12b-1 Distribution Plan

The Funds have adopted a distribution plan with respect to Class A, B, C, F, I, P, R2 and R3 of shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A(1)		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(2)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

*  The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1)  Effective December 14, 2007 the service portion of the 12b-1 fee for Short Duration Income Fund was reduced to .20% and the distribution portion of the 12b-1 fee was reduced to 0%.

(2)  Annual service fee on shares of Income Fund sold prior to September 1, 1985 is .15% of the average daily net assets attributable to Class A.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ending May 31, 2008:

	Distributor Commissions	Dealer Concessions
Convertible Fund	$35,623	$182,591
Floating Rate Fund	-	-
High Yield Fund	25,375	122,368
Income Fund	55,053	264,600
Short Duration Income Fund	34,450	178,789

Distributor received CDSCs for the six months ending May 31, 2008:

	Class A	Class C
Convertible Fund	$4,683	$1,718
Floating Rate Fund	-	2,882
High Yield Fund	-	-
Income Fund	27	300
Short Duration Income Fund	13,585	2,721

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2008 and the fiscal year ended November 30, 2007 was as follows:

	Convertible Fund		Floating Rate Fund
	Six Months Ended May 31, 2008 (unaudited)	Year Ended 11/30/2007	Period Ended May 31, 2008 (unaudited)*
Distributions paid from:
Ordinary income	$7,551,000	$11,789,128	$1,484,399
Net long-term capital gains	6,184,884	4,460,211	-
Total distributions paid	$13,735,884	$16,249,339	$1,484,399

* For the period December 14, 2007 (commencement of investment operations) to May 31, 2008.

	High Yield Fund		Income Fund
	Six Months Ended May 31, 2008 (unaudited)	Year Ended 11/30/2007	Six Months Ended May 31, 2008 (unaudited)	Year Ended 11/30/2007
Distributions paid from:
Ordinary income	$19,157,483	$21,940,251	$13,708,161	$27,372,669
Total distributions paid	$19,157,483	$21,940,251	$13,708,161	$27,372,669

	Short Duration Income Fund
	Six Months Ended May 31, 2008 (unaudited)	Year Ended 11/30/2007
Distributions paid from:
Ordinary income	$2,684,238	$4,481,251
Total distributions paid	$2,684,238	$4,481,251

Notes to Financial Statements (unaudited)(continued)

As of the fiscal year ended November 30, 2007, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2008	2009	2012	2013	2014	Total
High Yield Fund	$194,472	$501,160	$-	$-	$552,697	$1,248,329
Income Fund	15,472,949	-	39,970,699	7,192,922	3,831,121	66,467,691
Short Duration Income Fund	-	-	4,240,715	2,765,987	2,727,915	9,734,617

As of May 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund
Tax cost	$362,764,070	$74,711,124
Gross unrealized gain	30,410,705	332,357
Gross unrealized loss	(8,676,275)	(1,295,737)
Net unrealized security gain (loss)	$21,734,430	$(963,380)
	High Yield Fund	Income Fund
Tax cost	$506,791,098	$596,558,673
Gross unrealized gain	3,896,869	3,810,558
Gross unrealized loss	(18,635,823)	(13,576,054)
Net unrealized security loss	$(14,738,954)	$(9,765,496)

Short Duration Income Fund
Tax cost	$149,491,279
Gross unrealized gain	1,229,220
Gross unrealized loss	(778,837)
Net unrealized security gain	$450,383

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of certain securities, amortization and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2008 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$-	$248,032,592	$-	$214,732,014
Floating Rate Fund		74,397,077		7,198,222
High Yield Fund	-	262,481,739	-	232,161,555
Income Fund	660,034,445	738,537,787	1,227,752,301	199,370,819
Short Duration Income Fund	139,969,668	98,816,537	162,429,752	34,376,585

* Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (unaudited)(continued)

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Convertible Fund and High Yield Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of May 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Notes to Financial Statements (unaudited)(continued)

Convertible Fund and High Yield Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Each Fund is subject to the risks associated with foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. Floating Rate Fund and High Yield Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Income Fund and Short Duration Income Fund invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Floating Rate Fund, Income Fund and Short Duration Income Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund's returns since the Fund may be unable to sell these securities at its desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund's use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund's performance could suffer.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CONVERTIBLE FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,225,073	$26,902,877	2,718,666	$34,105,089
Converted from Class B*	9,665	118,892	9,008	112,427
Reinvestment of distributions	254,086	3,159,473	335,193	4,067,510
Shares reacquired	(1,329,989)	(15,921,814)	(2,230,463)	(27,848,654)
Increase	1,158,835	$14,259,428	832,404	$10,436,372
Class B Shares
Shares sold	112,343	$1,353,055	195,395	$2,424,636
Reinvestment of distributions	26,692	332,229	39,531	476,679
Shares reacquired	(127,405)	(1,516,817)	(312,097)	(3,897,629)
Converted to Class A*	(9,696)	(118,892)	(9,039)	(112,427)
Increase (decrease)	1,934	$49,575	(86,210)	$(1,108,741)
Class C Shares
Shares sold	1,035,580	$12,488,858	1,048,205	$13,155,094
Reinvestment of distributions	96,667	1,201,506	132,025	1,590,909
Shares reacquired	(646,419)	(7,724,984)	(1,231,902)	(15,201,281)
Increase (decrease)	485,828	$5,965,380	(51,672)	$(455,278)
Class F Shares	Period Ended November 30, 2007
Shares sold	1,672	$19,988	780	$10,026
Reinvestment of distributions	30	385	-	-
Increase	1,702	$20,373	780	$10,026
Class I Shares	Year Ended November 30, 2007
Shares sold	3,459,506	$41,334,501	8,019,826	$100,340,469
Reinvestment of distributions	303,599	3,792,918	371,555	4,535,793
Shares reacquired	(2,538,418)	(31,308,713)	(3,144,018)	(40,023,915)
Increase	1,224,687	$13,818,706	5,247,363	$64,852,347
Class P Shares
Shares sold	4,323	$51,990	4,989	$62,792
Reinvestment of distributions	289	3,656	399	4,882
Shares reacquired	(10,446)	(122,874)	(216,490)	(2,709,132)
Decrease	(5,834)	$(67,228)	(211,102)	$(2,641,458)
Class R2 Shares	Period Ended November 30, 2007†
Shares sold	-	$-	778	$10,000
Reinvestment of distributions	28	361	-	-
Shares reacquired	-	-	-	(3)
Increase	28	$361	778	$9,997
Class R3 Shares
Shares sold	10,311	$119,628	777.605	$10,000
Reinvestment of distributions	30	371	-	-
Shares reacquired	-	-	-	-
Increase	10,341	$119,999	777.605	$10,000

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

Notes to Financial Statements (unaudited)(continued)

FLOATING RATE FUND

	For the Period Ended May 31, 2008 (unaudited)†
Class A Shares	Shares	Amount
Shares sold	2,190,979	$21,555,944
Reinvestment of distributions	26,767	258,968
Shares reacquired	(49,144)	(479,320)
Increase	2,168,602	$21,335,592
Class C Shares
Shares sold	323,388	$3,131,908
Reinvestment of distributions	666	6,500
Shares reacquired	(12,708)	(120,850)
Increase	311,346	$3,017,558
Class F Shares
Shares sold	1,001	$10,005
Reinvestment of distributions	27	263
Increase	1,028	$10,268
Class I Shares
Shares sold	4,666,869	$46,593,144
Reinvestment of distributions	121,372	1,173,917
Shares reacquired	(30,898)	(296,209)
Increase	4,757,343	$47,470,852
Class R2 Shares
Shares sold	1,001	$10,005
Reinvestment of distributions	25	242
Increase	1,026	$10,247
Class R3 Shares
Shares sold	1,001	$10,005
Reinvestment of distributions	25	246
Increase	1,026	$10,251

†  For the period December 14, 2007 (commencement of offering of class shares) to May 31, 2008.

Notes to Financial Statements (unaudited)(continued)

HIGH YIELD FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,517,766	$11,393,019	3,551,497	$28,808,660
Converted from Class B*	89,322	673,269	361,076	2,930,986
Reinvestment of distributions	364,631	2,749,868	719,472	5,811,919
Shares reacquired	(2,718,946)	(20,501,358)	(4,651,080)	(37,357,665)
Increase (decrease)	(747,227)	$(5,685,202)	(19,035)	$193,900
Class B Shares
Shares sold	204,515	$1,521,144	645,109	$5,206,505
Reinvestment of distributions	76,010	571,128	165,581	1,332,720
Shares reacquired	(474,487)	(3,556,961)	(1,259,613)	(10,062,244)
Converted to Class A*	(89,667)	(673,269)	(362,581)	(2,930,986)
Decrease	(283,629)	$(2,137,958)	(811,504)	$(6,454,005)
Class C Shares
Shares sold	483,051	$3,611,717	949,336	$7,696,822
Reinvestment of distributions	58,075	435,988	119,487	961,539
Shares reacquired	(506,009)	(3,769,272)	(1,369,974)	(10,985,166)
Increase (decrease)	35,117	$278,433	(301,151)	$(2,326,805)
Class F Shares	Period Ended November 30, 2007†
Shares sold	987	$7,503	1,258.281	$10,016
Reinvestment of distributions	51	389	8.961	71
Increase	1,038	$7,892	1,267.242	$10,087
Class I Shares	Year Ended November 30, 2007
Shares sold	2,145,562	$16,298,055	39,961,536	$320,314,589
Reinvestment of distributions	1,773,064	13,413,100	916,135	7,318,333
Shares reacquired	(251,104)	(1,901,707)	(1,557,550)	(12,630,056)
Increase	3,667,522	$27,809,448	39,320,121	$315,002,866
Class P Shares
Shares sold	3,262	$24,553	19,120	$157,975
Reinvestment of distributions	1,231	9,381	1,713	13,948
Shares reacquired	(569)	(4,302)	(3,141)	(25,372)
Increase	3,924	$29,632	17,692	$146,551
Class R2 Shares	Period Ended November 30, 2007†
Shares sold	-	$-	1,256	$10,000
Reinvestment of distributions	48	363	8	66
Increase	48	$363	1,264	$10,066
Class R3 Shares
Shares sold	-	$-	1,256.281	$10,000
Reinvestment of distributions	49	369	8.462	67
Increase	49	$369	1,264.743	$10,067

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

Notes to Financial Statements (unaudited)(continued)

INCOME FUND

	Six Months Ended May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,132,110	$26,449,087	14,769,909	$37,605,177
Converted from Class B*	186,932	487,213	986,119	2,511,009
Reinvestment of distributions	3,361,498	8,782,270	7,019,958	17,908,412
Shares reacquired	(23,584,812)	(61,535,568)	(42,771,483)	(109,032,342)
Decrease	(9,904,272)	$(25,816,998)	(19,995,497)	$(51,007,744)
Class B Shares
Shares sold	1,379,196	$3,598,912	1,570,786	$3,999,934
Reinvestment of distributions	136,127	356,138	282,110	720,258
Shares reacquired	(1,339,909)	(3,497,793)	(3,169,309)	(8,082,920)
Converted to Class A*	(186,796)	(487,213)	(985,490)	(2,511,009)
Decrease	(11,382)	$(29,956)	(2,301,903)	$(5,873,737)
Class C Shares
Shares sold	2,367,901	$6,196,295	2,479,956	$6,350,944
Reinvestment of distributions	198,314	520,417	390,744	1,001,143
Shares reacquired	(1,921,628)	(5,034,042)	(4,915,328)	(12,567,294)
Increase (decrease)	644,587	$1,682,670	(2,044,628)	$(5,215,207)
Class F Shares	Period Ended November 30, 2007†
Shares sold	-	$-	3,924	$10,005
Reinvestment of distributions	94	247	17	44
Increase	94	$247	3,941	$10,049
Class I Shares	Year Ended November 30, 2007
Shares sold	39,315	$102,328	135,744	$343,126
Reinvestment of distributions	5,934	15,476	14,410	36,665
Shares reacquired	(150,819)	(390,754)	(115,223)	(294,559)
Increase (decrease)	(105,570)	$(272,950)	34,931	$85,232

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

Notes to Financial Statements (unaudited)(continued)

SHORT DURATION INCOME FUND

	Six Months Ending May 31, 2008 (unaudited)		Year Ended November 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,514,967	$54,475,480	10,093,453	$43,287,941
Converted from Class B*	6,801	29,579	74,000	316,033
Reinvestment of distributions	307,842	1,339,765	600,355	2,570,040
Shares reacquired	(8,244,779)	(35,867,848)	(10,497,847)	(44,979,260)
Increase	4,584,831	$19,976,976	269,961	$1,194,754
Class B Shares
Shares sold	871,360	$3,792,828	789,328	$3,386,744
Reinvestment of distributions	22,546	98,235	30,535	130,965
Shares reacquired	(399,802)	(1,740,330)	(632,496)	(2,714,802)
Converted to Class A*	(6,791)	(29,579)	(73,844)	(316,033)
Increase	487,313	$2,121,154	113,523	$486,874
Class C Shares
Shares sold	3,023,652	$13,234,106	1,718,523	$7,432,616
Reinvestment of distributions	80,405	352,076	156,605	644,700
Shares reacquired	(1,399,552)	(6,125,216)	(2,876,177)	(12,384,050)
Increase (decrease)	1,704,505	$7,460,966	(1,001,049)	$(4,306,734)
Class F Shares	Period Ended November 30, 2007†
Shares sold	-	$-	2,333	$10,009
Reinvestment of distributions	55	237	10	43
Increase	55	$237	2,343	$10,052
Class I Shares	Year Ended November 30, 2007
Shares sold	4,092	$17,717	21,391	$92,160
Reinvestment of distributions	1,374	5,979	4,916	21,039
Shares reacquired	(85,825)	(371,588)	(10,527)	(44,883)
Increase (decrease)	(80,359)	$(347,892)	15,780	$68,316

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, FASB issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective May 31, 2008, the Funds adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Funds' tax returns remain open for examination for the years ended November 30, 2004 through November 30, 2007.

Notes to Financial Statements (unaudited)(concluded)

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows, SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statement disclosures.

Approval of Advisory Contracts

Convertible Fund, High Yield Fund, Income Fund, and Short Duration Income Fund

At meetings held on December 12 and 13, 2007, the Board, including all of the Trustees who are not interested persons of the Trust or Lord Abbett, considered whether to approve the continuation of the existing management agreement between each of the Funds (other than the Floating Rate Fund, which had not yet commenced investment operations) and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Convertible Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods. The Board also observed that the investment performance was below that of the Lipper Convertible Securities Fund Index for each of those periods. The Board also noted that because the Fund did not have five or more years of investment operations, it was difficult to reach definitive conclusions regarding its investment performance. The Board noted that historically the Fund had invested in higher-quality convertible securities than many of its competitor funds and that the Board in 2006 had approved a change to the Fund's investment strategy that would have enabled the Fund to invest to a greater degree in below-investment grade bonds.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately sixteen basis points above the median of the peer group. The Board also observed that at September 30, 2007 the total expense ratio of Class A was approximately fourteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class I was approximately seven basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F shares or an equivalent class of shares, so that Lipper had not provided an expense group comparison for that class.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

High Yield Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period, in the first quintile for the one-year period, in the third quintile for the three-year period, and in the fourth quintile for the five-year period. The Board also observed that the investment performance was above that of the Lipper High Current Yield Bond Index for the nine-month and one-year periods and below that of the Index for the three-year and five-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense groups, the first consisting of small-cap core funds and the second consisting of small-cap value funds. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately six basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately eleven basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Income Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board noted that the shareholders of the Fund recently had approved a change in the Fund's investment objective from seeking high current income consistent with reasonable risk to a high level of income consistent with preservation of capital and elimination of the Fund's fundamental investment restriction that prohibited it from investing in securities other than U.S. Government securities, and the Board had changed the name of the Fund effective December 14, 2007, to Lord Abbett Income Fund. The Board considered the performance of the Fund in comparison to two different performance universes, the first consisting of general U.S. Government funds and the second consisting of BBB-rated corporate debt, both in terms of total return and other measures. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the first performance universe for the nine-month and one-year periods and in the second quintile for the three-year, five-year, and ten-year periods. The Board observed that the investment performance of the Class A shares was below that of the Lipper General U.S. Government Index for the nine-month, one-year, and three-year periods and above that of the Index for the five-year and ten-year periods. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of the second performance universe for the nine-month period, in the third quintile for the one-year and ten-year periods, in the fourth quintile for the three-year period, and in the fifth quintile for the five-year period. The Board observed that the investment performance of the Class A shares was below that of the Lipper BBB-Rated Fund Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense groups, the first consisting of general U.S. Government funds, and the second consisting of BBB-rated corporate debt funds. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had implemented an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 1.00%, the total expense ratios of Class B and Class C to not more than 1.65%, the total expense ratio of Class F to not more than 0.75%, the total expense ratio of Class I to not more than 0.65%, the total expense ratio of Class P to not more than 1.10%, the total expense ratio of Class R2 to not more than 1.25%, and the total expense ratio of Class R3 to not more than 1.15% and that Lord Abbett proposed to enter into a new expense reimbursement agreement with the same terms. As to the first peer group, the Board observed that the contractual and actual management and administrative services fees for the Fund were approximately three basis points above the median of the first peer group. The Board also observed that at September 30, 2007 the total expense ratio of Class A was approximately two basis points above the median of the first peer group, the total expense ratios of Class B and Class C were approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately two basis points below the median of the peer group, the total expense ratio of Class I was approximately one basis point below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. As to the second peer group, the Board observed that the contractual and actual management and administrative services fees for the Fund were approximately four basis points above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately three basis points above the median of the second peer group, the total expense ratios of Class B and Class C were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately nine basis points below the median of the peer group, the total expense ratio of

Class I was approximately five basis points above the median of the peer group, the total expense ratio of Class R2 was approximately seven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately three basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Short Duration Income Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board noted that the shareholders of the Fund recently had approved a change in the Fund's investment objective from seeking a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities to seeking a high level of income consistent with preservation of capital, and the Board had changed the name of the Fund effective December 14, 2007, to Lord Abbett Short Duration Income Fund. Accordingly, the Board considered the performance of the Fund in comparison to two different performance universes, the first consisting of short-intermediate U.S. Government funds and the second consisting of short U.S. Government funds, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the first performance universe for the nine-month, one-year, five-year, and ten-year periods and in the fourth quintile for the three-year period. The Board observed that the investment performance of the Class A shares was below that of the Lipper Short-Intermediate U.S. Government Index for each of those periods. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of the second performance universe for the nine-month, one-year, and three-year periods, in the third quintile for the five-year period, and in the first quintile for the ten-year period. The Board observed that the investment performance of the Class A shares was below that of the Lipper Short U.S. Government Fund Index for the nine-month, one-year, three-year, and five-year periods and above that of the Index for the ten-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense groups, the first consisting of short-intermediate U.S. Government funds and intermediate U.S. Government funds, and the second consisting of short U.S. Government funds and intermediate U.S. Government funds. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class F to not more than 0.65%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, and Lord Abbett proposed to enter into a new expense reimbursement agreement with the same terms. As to the first peer group, the Board observed that the contractual and actual management and administrative services fees for the Fund were approximately two basis points below the median of the first peer group. The Board also observed that at September 30, 2007 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately eleven basis points below the median of the peer group, the total expense ratio for Class F was approximately five basis points below the median of the peer group, the total expense ratio of Class I was approximately ten basis points below the median of the peer group, the total expense ratio of Class R2 was approximately eight basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately two basis points below the median of the peer group. As to the second peer group, the Board observed that the contractual and actual management and administrative services fees for the Fund were approximately seven basis points below the median of the second peer group. The Board also observed that the total expense ratio of Class A was approximately one basis point below the median of the second peer group, the total expense ratios of Class B, Class C, Class F, and Class R3 were approximately the same as the median of the peer group, the total expense ratio for Class I was approximately five basis points below the median of the peer group, and the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Floating Rate Fund

At a meeting held on October 25, 2007, the Board, including all of the Trustees who are not interested persons of the Fund or Lord Abbett, considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (2) information regarding the distribution arrangements of the Fund, and (3) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund's investment performance and compliance.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expected expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio of Class A to not more than 1.00%, the total expense ratios of Class B and Class C to not more than 1.65%, the total expense ratio of Class F to not more than 0.75%, the total expense ratio of Class I to not more than 0.65%, the total expense ratio of Class R2 to not more than 1.25%, and the total expense ratio of Class R3 to not more than 1.15%.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett's profits in managing the Fund. Instead, the Board took into account Lord Abbett's overall profit margins, as reported at prior board meetings, in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

Economies of Scale. The Board considered whether might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees proposed to be paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Lord Abbett Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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LAIT-3-0508

(07/08)

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 23, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 23, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 23, 2008